UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02064

IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 100, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Impax Asset Management LLC 30 Penhallow Street, Suite 100, Portsmouth, NH 03801 Attn.: Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.            Reports to Stockholders

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXBIX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.47%

Key Fund Statistics as of June 30, 2024

Net Assets	$879,240,523
Total Number of Portfolio Holdings	488
Portfolio Turnover Rate	62%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Bonds, 4.625%, 5/15/44	5.1%
U.S. Treasury Notes, 4.625%, 4/30/29	3.8%
U.S. Treasury Bonds, 4.625%, 5/15/54	3.5%
U.S. Treasury Notes, 4.500%, 5/15/27	2.8%
U.S. Treasury Notes, 4.625%, 5/31/31	0.9%
International Bank for Reconstruction & Development, 1.625%, 1/15/25	0.9%
U.S. Treasury Notes, 0.375%, 7/15/27	0.6%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.625%, 4/22/25	0.5%
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/15/33	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Corporate Bonds 30.0%
Mortgage-Backed Securities 30.0%
U.S. Government and Agency Securities 18.8%
Supranational 9.9%
Asset-Backed Securities 5.3%
Foreign Government and Agency Securities 3.0%
Municipal Bonds 1.0%
Community Investment Notes 0.0%#
Other assets and liabilities (net) 2.0%

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	3.0%
Asset-Backed Securities	5.3%
Supranational	9.9%
U.S. Government and Agency Securities	18.8%
Mortgage-Backed Securities	30.0%
Corporate Bonds	30.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2024

U.S. Government	19.8%
AAA	12.6%
AA+	3.6%
AA	0.4%
AA-	1.3%
A+	0.9%
A	5.3%
A-	5.7%
BBB+	5.6%
BBB	4.2%
BBB-	2.9%
BB+	1.7%
BB	1.0%
BB-	0.4%
B+	0.2%
NR	34.5%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Bonds	82.4%
Supranational	9.9%
Foreign Bonds	5.6%
Cash & Cash Equivalents	1.9%
Community Investment Notes	0.1%

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXBIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXBX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.72%

Key Fund Statistics as of June 30, 2024

Net Assets	$879,240,523
Total Number of Portfolio Holdings	488
Portfolio Turnover Rate	62%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Bonds, 4.625%, 5/15/44	5.1%
U.S. Treasury Notes, 4.625%, 4/30/29	3.8%
U.S. Treasury Bonds, 4.625%, 5/15/54	3.5%
U.S. Treasury Notes, 4.500%, 5/15/27	2.8%
U.S. Treasury Notes, 4.625%, 5/31/31	0.9%
International Bank for Reconstruction & Development, 1.625%, 1/15/25	0.9%
U.S. Treasury Notes, 0.375%, 7/15/27	0.6%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.625%, 4/22/25	0.5%
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/15/33	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	3.0%
Asset-Backed Securities	5.3%
Supranational	9.9%
U.S. Government and Agency Securities	18.8%
Mortgage-Backed Securities	30.0%
Corporate Bonds	30.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2024

U.S. Government	19.8%
AAA	12.6%
AA+	3.6%
AA	0.4%
AA-	1.3%
A+	0.9%
A	5.3%
A-	5.7%
BBB+	5.6%
BBB	4.2%
BBB-	2.9%
BB+	1.7%
BB	1.0%
BB-	0.4%
B+	0.2%
NR	34.5%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Bonds	82.4%
Supranational	9.9%
Foreign Bonds	5.6%
Cash & Cash Equivalents	1.9%
Community Investment Notes	0.1%

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXBX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Class A | PXEAX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.14%

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Smart Environment
30.1%
New Energy
23.4%
Water
15.8%
Circular Economy
12.5%
Sustainable Food
12.1%
Clean and Efficient Transport
4.9%
Other assets and liabilities (net)
1.2%

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

United States
69.9%
France
5.7%
Germany
5.1%
Switzerland
4.2%
Taiwan
3.9%
United Kingdom
3.3%
Ireland
1.8%
Japan
1.8%
Netherlands
1.7%
Luxembourg
1.4%
Other assets and liabilities (net)
1.2%

Value	Value
Other assets and liabilities (net)	1.2%
Luxembourg	1.4%
Netherlands	1.7%
Japan	1.8%
Ireland	1.8%
United Kingdom	3.3%
Taiwan	3.9%
Switzerland	4.2%
Germany	5.1%
France	5.7%
United States	69.9%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	70.2%
Foreign Stocks	28.8%
Cash & Cash Equivalents	1.0%

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2024

Class A: PXEAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PGINX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.2%
Luxembourg	1.4%
Netherlands	1.7%
Japan	1.8%
Ireland	1.8%
United Kingdom	3.3%
Taiwan	3.9%
Switzerland	4.2%
Germany	5.1%
France	5.7%
United States	69.9%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	70.2%
Foreign Stocks	28.8%
Cash & Cash Equivalents	1.0%

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PGINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PGRNX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.14%

Key Fund Statistics as of June 30, 2024

Net Assets	$2,424,706,177
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.8%
Waste Management, Inc.	3.9%
Agilent Technologies, Inc.	3.7%
Linde plc	3.6%
Schneider Electric SE	3.5%
Air Liquide SA	3.4%
Republic Services, Inc., A	3.2%
American Water Works Co., Inc.	3.0%
Texas Instruments, Inc.	3.0%
TE Connectivity Ltd.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Clean and Efficient Transport	4.9%
Sustainable Food	12.1%
Circular Economy	12.5%
Water	15.8%
New Energy	23.4%
Smart Environment	30.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.2%
Luxembourg	1.4%
Netherlands	1.7%
Japan	1.8%
Ireland	1.8%
United Kingdom	3.3%
Taiwan	3.9%
Switzerland	4.2%
Germany	5.1%
France	5.7%
United States	69.9%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	70.2%
Foreign Stocks	28.8%
Cash & Cash Equivalents	1.0%

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PGRNX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXGOX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Key Fund Statistics as of June 30, 2024

Net Assets	$127,221,078
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	15%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.1%
Alcon, Inc.	4.1%
Mastercard, Inc., A	4.0%
Linde plc	3.7%
Schneider Electric SE	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Marsh & McLennan Cos., Inc.	3.0%
Boston Scientific Corp.	3.0%
Cintas Corp.	3.0%
Applied Materials, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Information Technology
24.0%
Financials
22.7%
Health Care
19.1%
Industrials
13.5%
Materials
8.2%
Consumer Staples
7.4%
Consumer Discretionary
1.8%
Communication Services
1.7%
Other assets and liabilities (net)
1.6%

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.7%
Consumer Discretionary	1.8%
Consumer Staples	7.4%
Materials	8.2%
Industrials	13.5%
Health Care	19.1%
Financials	22.7%
Information Technology	24.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

United States 63.4%
United Kingdom 7.6%
Switzerland 7.4%
Japan 4.2%
Netherlands 4.1%
India 2.5%
Hong Kong 2.3%
Germany 2.0%
Bermuda 2.0%
Ireland 1.6%
Others‡ 1.3%
Other assets and liabilities (net) 1.6%

Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference‡	1.3%
Ireland	1.6%
Bermuda	2.0%
Germany	2.0%
Hong Kong	2.3%
India	2.5%
Netherlands	4.1%
Japan	4.2%
Switzerland	7.4%
United Kingdom	7.6%
United States	63.4%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	63.4%
Foreign Stocks	34.9%
Cash & Cash Equivalents	1.7%

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXGOX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXGX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.23%

Key Fund Statistics as of June 30, 2024

Net Assets	$127,221,078
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	15%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.1%
Alcon, Inc.	4.1%
Mastercard, Inc., A	4.0%
Linde plc	3.7%
Schneider Electric SE	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Marsh & McLennan Cos., Inc.	3.0%
Boston Scientific Corp.	3.0%
Cintas Corp.	3.0%
Applied Materials, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.7%
Consumer Discretionary	1.8%
Consumer Staples	7.4%
Materials	8.2%
Industrials	13.5%
Health Care	19.1%
Financials	22.7%
Information Technology	24.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference‡	1.3%
Ireland	1.6%
Bermuda	2.0%
Germany	2.0%
Hong Kong	2.3%
India	2.5%
Netherlands	4.1%
Japan	4.2%
Switzerland	7.4%
United Kingdom	7.6%
United States	63.4%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	63.4%
Foreign Stocks	34.9%
Cash & Cash Equivalents	1.7%

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | IGSIX

Impax Global Social Leaders Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,709,961
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	18%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	4.9%
Intuit, Inc.	4.2%
eBay, Inc.	3.8%
Halma plc	3.8%
Alcon, Inc.	3.4%
MercadoLibre, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Legal & General Group plc	3.0%
ServiceNow, Inc.	3.0%
Recruit Holdings Co. Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Information Technology
18.2%
Health Care
17.8%
Consumer Discretionary
15.3%
Financials
14.4%
Consumer Staples
11.2%
Industrials
8.2%
Real Estate
6.4%
Utilities
4.2%
Communication Services
1.3%
Other assets and liabilities (net)
3.0%

Value	Value
Other assets and liabilities (net)	3.0%
Communication Services	1.3%
Utilities	4.2%
Real Estate	6.4%
Industrials	8.2%
Consumer Staples	11.2%
Financials	14.4%
Consumer Discretionary	15.3%
Health Care	17.8%
Information Technology	18.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

United States 48.1%
United Kingdom 10.2%
Netherlands 4.4%
Hong Kong 3.7%
Switzerland 3.4%
Brazil 3.1%
Japan 2.8%
France 2.6%
India 2.3%
Ireland 2.2%
Others‡ 14.2%
Other assets and liabilities (net) 3.0%

Value	Value
Other assets and liabilities (net)	3.0%
OthersFootnote Reference‡	14.2%
Ireland	2.2%
India	2.3%
France	2.6%
Japan	2.8%
Brazil	3.1%
Switzerland	3.4%
Hong Kong	3.7%
Netherlands	4.4%
United Kingdom	10.2%
United States	48.1%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	47.4%
U.S. Stocks	46.7%
Cash & Cash Equivalents	5.9%

Impax Global Social Leaders Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: IGSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | IGSLX

Impax Global Social Leaders Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.23%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,709,961
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	18%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	4.9%
Intuit, Inc.	4.2%
eBay, Inc.	3.8%
Halma plc	3.8%
Alcon, Inc.	3.4%
MercadoLibre, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Legal & General Group plc	3.0%
ServiceNow, Inc.	3.0%
Recruit Holdings Co. Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.0%
Communication Services	1.3%
Utilities	4.2%
Real Estate	6.4%
Industrials	8.2%
Consumer Staples	11.2%
Financials	14.4%
Consumer Discretionary	15.3%
Health Care	17.8%
Information Technology	18.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	3.0%
OthersFootnote Reference‡	14.2%
Ireland	2.2%
India	2.3%
France	2.6%
Japan	2.8%
Brazil	3.1%
Switzerland	3.4%
Hong Kong	3.7%
Netherlands	4.4%
United Kingdom	10.2%
United States	48.1%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	47.4%
U.S. Stocks	46.7%
Cash & Cash Equivalents	5.9%

Impax Global Social Leaders Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: IGSLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXDIX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%

Key Fund Statistics as of June 30, 2024

Net Assets	$91,319,933
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Waste Management, Inc.	4.4%
SSE plc	4.3%
Elisa OYJ	4.1%
National Grid plc	3.7%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Severn Trent plc	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Koninklijke KPN NV	3.4%
Northland Power, Inc.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Utilities 29.0%
Industrials 26.1%
Communication Services 15.7%
Real Estate 8.2%
Information Technology 7.7%
Financials 4.4%
Health Care 3.0%
Consumer Staples 2.2%
Materials 1.7%
Energy 0.9%
Other assets and liabilities (net) 1.1%

Value	Value
Other assets and liabilities (net)	1.1%
Energy	0.9%
Materials	1.7%
Consumer Staples	2.2%
Health Care	3.0%
Financials	4.4%
Information Technology	7.7%
Real Estate	8.2%
Communication Services	15.7%
Industrials	26.1%
Utilities	29.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

United States
40.5%
United Kingdom
16.4%
Canada
6.9%
Finland
5.0%
Germany
3.9%
Sweden
3.6%
Switzerland
3.6%
Netherlands
3.4%
France
3.4%
Japan
3.1%
Others‡
9.1%
Other assets and liabilities (net)
1.1%

Value	Value
Other assets and liabilities (net)	1.1%
OthersFootnote Reference‡	9.1%
Japan	3.1%
France	3.4%
Netherlands	3.4%
Switzerland	3.6%
Sweden	3.6%
Germany	3.9%
Finland	5.0%
Canada	6.9%
United Kingdom	16.4%
United States	40.5%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	58.3%
U.S. Stocks	40.6%
Cash & Cash Equivalents	1.1%

Impax Global Sustainable Infrastructure Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXDIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXDX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.83%

Key Fund Statistics as of June 30, 2024

Net Assets	$91,319,933
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Waste Management, Inc.	4.4%
SSE plc	4.3%
Elisa OYJ	4.1%
National Grid plc	3.7%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Severn Trent plc	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Koninklijke KPN NV	3.4%
Northland Power, Inc.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.1%
Energy	0.9%
Materials	1.7%
Consumer Staples	2.2%
Health Care	3.0%
Financials	4.4%
Information Technology	7.7%
Real Estate	8.2%
Communication Services	15.7%
Industrials	26.1%
Utilities	29.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.1%
OthersFootnote Reference‡	9.1%
Japan	3.1%
France	3.4%
Netherlands	3.4%
Switzerland	3.6%
Sweden	3.6%
Germany	3.9%
Finland	5.0%
Canada	6.9%
United Kingdom	16.4%
United States	40.5%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	58.3%
U.S. Stocks	40.6%
Cash & Cash Equivalents	1.1%

Impax Global Sustainable Infrastructure Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXDX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Class A | PXHAX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Healthcare
10.4%
Media
9.8%
Technology & Electronics
8.6%
Capital Goods
8.4%
Basic Industry
8.0%
Services
7.7%
Real Estate
6.7%
Retail
6.2%
Consumer Goods
6.1%
Telecommunications
5.2%
Others
19.7%
Other assets and liabilities (net)
3.2%

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Credit Quality Allocation as of June 30, 2024

A	0.6%
BBB	0.2%
BBB-	6.0%
BB+	16.9%
BB	16.6%
BB-	19.6%
B+	14.9%
B	9.5%
B-	8.0%
CCC+	0.3%
CCC-	0.1%
NR	7.3%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Bonds	82.4%
Foreign Bonds	8.8%
Loans	5.1%
Cash & Cash Equivalents	3.3%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2024

Class A: PXHAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXHIX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Credit Quality Allocation as of June 30, 2024

A	0.6%
BBB	0.2%
BBB-	6.0%
BB+	16.9%
BB	16.6%
BB-	19.6%
B+	14.9%
B	9.5%
B-	8.0%
CCC+	0.3%
CCC-	0.1%
NR	7.3%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Bonds	82.4%
Foreign Bonds	8.8%
Loans	5.1%
Cash & Cash Equivalents	3.3%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXHIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXHX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.93%

Key Fund Statistics as of June 30, 2024

Net Assets	$531,742,145
Total Number of Portfolio Holdings	225
Portfolio Turnover Rate	28%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.5%
Darling Ingredients, Inc., 6.000%, 6/15/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Interface, Inc., 5.500%, 12/01/28	1.0%
Bank of America Corp., 4.300%, 1/28/25	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	0.9%
Medline Borrower LP, Refinancing CME Term Loan, 8.094%, 10/23/28	0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30	0.9%
Iron Mountain, Inc., 4.875%, 9/15/29	0.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.2%
Others	19.7%
Telecommunications	5.2%
Consumer Goods	6.1%
Retail	6.2%
Real Estate	6.7%
Services	7.7%
Basic Industry	8.0%
Capital Goods	8.4%
Technology & Electronics	8.6%
Media	9.8%
Healthcare	10.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Credit Quality Allocation as of June 30, 2024

A	0.6%
BBB	0.2%
BBB-	6.0%
BB+	16.9%
BB	16.6%
BB-	19.6%
B+	14.9%
B	9.5%
B-	8.0%
CCC+	0.3%
CCC-	0.1%
NR	7.3%

Asset Allocation as of June 30, 2024

Value	Value
U.S. Bonds	82.4%
Foreign Bonds	8.8%
Loans	5.1%
Cash & Cash Equivalents	3.3%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXHX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXNIX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,194,853,792
Total Number of Portfolio Holdings	142
Portfolio Turnover Rate	27%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Novo Nordisk A/S, B	3.4%
ASML Holding NV	3.0%
AstraZeneca plc	2.7%
Novartis AG	2.7%
HSBC Holdings plc	2.4%
Schneider Electric SE	2.2%
CSL Ltd.	2.0%
BNP Paribas SA	1.9%
RELX plc	1.9%
Tokyo Electron Ltd.	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Financials 23.7%
Industrials 19.1%
Health Care 15.4%
Information Technology 12.4%
Consumer Discretionary 7.4%
Consumer Staples 7.1%
Communication Services 6.0%
Utilities 3.6%
Materials 3.4%
Real Estate 1.0%
Other assets and liabilities (net) 0.9%

Value	Value
Other assets and liabilities (net)	0.9%
Real Estate	1.0%
Materials	3.4%
Utilities	3.6%
Communication Services	6.0%
Consumer Staples	7.1%
Consumer Discretionary	7.4%
Information Technology	12.4%
Health Care	15.4%
Industrials	19.1%
Financials	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Japan 21.6%
United Kingdom 14.3%
Switzerland 8.7%
France 8.2%
Germany 6.5%
United States 5.5%
Australia 5.0%
Denmark 4.6%
Netherlands 4.6%
Sweden 3.5%
Others‡ 16.6%
Other assets and liabilities (net) 0.9%

Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	16.6%
Sweden	3.5%
Netherlands	4.6%
Denmark	4.6%
Australia	5.0%
United States	5.5%
Germany	6.5%
France	8.2%
Switzerland	8.7%
United Kingdom	14.3%
Japan	21.6%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	94.0%
U.S. Stocks	5.6%
Cash & Cash Equivalents	0.4%

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXNIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PXINX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,194,853,792
Total Number of Portfolio Holdings	142
Portfolio Turnover Rate	27%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Novo Nordisk A/S, B	3.4%
ASML Holding NV	3.0%
AstraZeneca plc	2.7%
Novartis AG	2.7%
HSBC Holdings plc	2.4%
Schneider Electric SE	2.2%
CSL Ltd.	2.0%
BNP Paribas SA	1.9%
RELX plc	1.9%
Tokyo Electron Ltd.	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	0.9%
Real Estate	1.0%
Materials	3.4%
Utilities	3.6%
Communication Services	6.0%
Consumer Staples	7.1%
Consumer Discretionary	7.4%
Information Technology	12.4%
Health Care	15.4%
Industrials	19.1%
Financials	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Geographical Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	16.6%
Sweden	3.5%
Netherlands	4.6%
Denmark	4.6%
Australia	5.0%
United States	5.5%
Germany	6.5%
France	8.2%
Switzerland	8.7%
United Kingdom	14.3%
Japan	21.6%
Footnote	Description
Footnote‡	Included additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
Foreign Stocks	94.0%
U.S. Stocks	5.6%
Cash & Cash Equivalents	0.4%

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PXINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXLIX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.73%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,492,863,028
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	17%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.9%
Alphabet, Inc., A	5.4%
NVIDIA Corp.	4.7%
Apple, Inc.	3.7%
ServiceNow, Inc.	2.6%
Oracle Corp.	2.6%
Merck & Co., Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Walt Disney Co. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Information Technology
32.2%
Health Care
13.6%
Financials
13.6%
Communication Services
8.8%
Industrials
7.4%
Consumer Staples
7.3%
Consumer Discretionary
7.0%
Materials
3.8%
Real Estate
3.8%
Utilities
1.3%
Other assets and liabilities (net)
1.2%

Value	Value
Other assets and liabilities (net)	1.2%
Utilities	1.3%
Real Estate	3.8%
Materials	3.8%
Consumer Discretionary	7.0%
Consumer Staples	7.3%
Industrials	7.4%
Communication Services	8.8%
Financials	13.6%
Health Care	13.6%
Information Technology	32.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Software 16.5%
Semiconductors & Semiconductor Equipment 9.4%
Interactive Media & Services 5.4%
Banks 5.3%
Technology Hardware, Storage & Peripherals 5.0%
Life Sciences Tools & Services 5.0%
Financial Services 4.0%
Health Care Equipment & Supplies 3.8%
Specialty Retail 3.6%
Food Products 2.9%
Others† 37.9%
Other assets and liabilities (net) 1.2%

Value	Value
Other assets and liabilities (net)	1.2%
OthersFootnote Reference†	37.9%
Food Products	2.9%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.8%
Financial Services	4.0%
Life Sciences Tools & Services	5.0%
Technology Hardware, Storage & Peripherals	5.0%
Banks	5.3%
Interactive Media & Services	5.4%
Semiconductors & Semiconductor Equipment	9.4%
Software	16.5%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	97.4%
Foreign Stocks	1.4%
Cash & Cash Equivalents	1.2%

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXLIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXLX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.98%

Key Fund Statistics as of June 30, 2024

Net Assets	$1,492,863,028
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	17%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.9%
Alphabet, Inc., A	5.4%
NVIDIA Corp.	4.7%
Apple, Inc.	3.7%
ServiceNow, Inc.	2.6%
Oracle Corp.	2.6%
Merck & Co., Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Walt Disney Co. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.2%
Utilities	1.3%
Real Estate	3.8%
Materials	3.8%
Consumer Discretionary	7.0%
Consumer Staples	7.3%
Industrials	7.4%
Communication Services	8.8%
Financials	13.6%
Health Care	13.6%
Information Technology	32.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.2%
OthersFootnote Reference†	37.9%
Food Products	2.9%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.8%
Financial Services	4.0%
Life Sciences Tools & Services	5.0%
Technology Hardware, Storage & Peripherals	5.0%
Banks	5.3%
Interactive Media & Services	5.4%
Semiconductors & Semiconductor Equipment	9.4%
Software	16.5%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	97.4%
Foreign Stocks	1.4%
Cash & Cash Equivalents	1.2%

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Class A | PXSAX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Health Care
19.5%
Industrials
18.9%
Financials
14.5%
Information Technology
13.5%
Real Estate
8.4%
Consumer Staples
7.4%
Consumer Discretionary
7.3%
Materials
4.7%
Communication Services
2.2%
Other assets and liabilities (net)
3.6%

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Capital Markets 8.3%
Pharmaceuticals 6.5%
Software 5.2%
Communications Equipment 4.8%
Biotechnology 4.6%
Building Products 4.3%
Commercial Services & Supplies 4.1%
Consumer Staples Distribution & Retail 3.8%
Health Care Equipment & Supplies 3.7%
Food Products 3.6%
Others† 47.5%
Other assets and liabilities (net) 3.6%

Value	Value
Other assets and liabilities (net)	3.6%
OthersFootnote Reference†	47.5%
Food Products	3.6%
Health Care Equipment & Supplies	3.7%
Consumer Staples Distribution & Retail	3.8%
Commercial Services & Supplies	4.1%
Building Products	4.3%
Biotechnology	4.6%
Communications Equipment	4.8%
Software	5.2%
Pharmaceuticals	6.5%
Capital Markets	8.3%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	94.3%
Foreign Stocks	2.9%
Cash & Cash Equivalents	2.8%

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2024

Class A: PXSAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PXSIX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	3.6%
OthersFootnote Reference†	47.5%
Food Products	3.6%
Health Care Equipment & Supplies	3.7%
Consumer Staples Distribution & Retail	3.8%
Commercial Services & Supplies	4.1%
Building Products	4.3%
Biotechnology	4.6%
Communications Equipment	4.8%
Software	5.2%
Pharmaceuticals	6.5%
Capital Markets	8.3%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	94.3%
Foreign Stocks	2.9%
Cash & Cash Equivalents	2.8%

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PXSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PXSCX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.14%

Key Fund Statistics as of June 30, 2024

Net Assets	$667,096,037
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.8%
Ligand Pharmaceuticals, Inc.	3.6%
Onto Innovation, Inc.	3.5%
Brightsphere Investment Group, Inc.	3.5%
US Foods Holding Corp.	2.6%
Voya Financial, Inc.	2.6%
Roivant Sciences Ltd.	2.5%
Element Solutions, Inc.	2.3%
Stericycle, Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	3.6%
Communication Services	2.2%
Materials	4.7%
Consumer Discretionary	7.3%
Consumer Staples	7.4%
Real Estate	8.4%
Information Technology	13.5%
Financials	14.5%
Industrials	18.9%
Health Care	19.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	3.6%
OthersFootnote Reference†	47.5%
Food Products	3.6%
Health Care Equipment & Supplies	3.7%
Consumer Staples Distribution & Retail	3.8%
Commercial Services & Supplies	4.1%
Building Products	4.3%
Biotechnology	4.6%
Communications Equipment	4.8%
Software	5.2%
Pharmaceuticals	6.5%
Capital Markets	8.3%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	94.3%
Foreign Stocks	2.9%
Cash & Cash Equivalents	2.8%

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PXSCX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PAXIX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%

Key Fund Statistics as of June 30, 2024

Net Assets	$2,309,344,491
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	1%

Affiliated Investment Companies as of June 30, 2024

Impax Large Cap Fund	41.4%
Impax Core Bond Fund	34.4%
Impax International Sustainable Economy Fund	4.7%
Impax High Yield Bond Fund	4.5%
Impax Small Cap Fund	3.9%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.8%
Impax Ellevate Global Women's Leadership Fund	2.6%
Impax Global Sustainable Infrastructure Fund	2.5%

Asset Allocation as of June 30, 2024

Affiliated Investment Companies 99.8%
Cash & Cash Equivalents 0.2%

Value	Value
Affiliated Investment Companies	99.8%
Cash & Cash Equivalents	0.2%

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PAXIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PAXWX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%

Key Fund Statistics as of June 30, 2024

Net Assets	$2,309,344,491
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	1%

Affiliated Investment Companies as of June 30, 2024

Impax Large Cap Fund	41.4%
Impax Core Bond Fund	34.4%
Impax International Sustainable Economy Fund	4.7%
Impax High Yield Bond Fund	4.5%
Impax Small Cap Fund	3.9%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.8%
Impax Ellevate Global Women's Leadership Fund	2.6%
Impax Global Sustainable Infrastructure Fund	2.5%

Asset Allocation as of June 30, 2024

Value	Value
Affiliated Investment Companies	99.8%
Cash & Cash Equivalents	0.2%

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PAXWX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Class A | PXGAX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.71%

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Information Technology
35.7%
Health Care
16.6%
Industrials
13.7%
Financials
11.8%
Consumer Discretionary
5.3%
Communication Services
4.8%
Materials
3.9%
Real Estate
3.5%
Consumer Staples
2.4%
Utilities
1.3%
Other assets and liabilities (net)
1.0%

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Semiconductors & Semiconductor Equipment
13.8%
Software
12.5%
Pharmaceuticals
7.3%
Technology Hardware, Storage & Peripherals
6.6%
Insurance
4.6%
Electrical Equipment
3.6%
Financial Services
3.6%
Building Products
3.5%
Life Sciences Tools & Services
3.0%
Chemicals
2.8%
Others†
37.7%
Other assets and liabilities (net)
1.0%

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	37.7%
Chemicals	2.8%
Life Sciences Tools & Services	3.0%
Building Products	3.5%
Financial Services	3.6%
Electrical Equipment	3.6%
Insurance	4.6%
Technology Hardware, Storage & Peripherals	6.6%
Pharmaceuticals	7.3%
Software	12.5%
Semiconductors & Semiconductor Equipment	13.8%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	99.0%
Cash & Cash Equivalents	1.0%

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2024

Class A: PXGAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Institutional Class | PWGIX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.46%

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	37.7%
Chemicals	2.8%
Life Sciences Tools & Services	3.0%
Building Products	3.5%
Financial Services	3.6%
Electrical Equipment	3.6%
Insurance	4.6%
Technology Hardware, Storage & Peripherals	6.6%
Pharmaceuticals	7.3%
Software	12.5%
Semiconductors & Semiconductor Equipment	13.8%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	99.0%
Cash & Cash Equivalents	1.0%

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2024

Institutional Class: PWGIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2024

Investor Class | PXWGX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.71%

Key Fund Statistics as of June 30, 2024

Net Assets	$324,058,221
Total Number of Portfolio Holdings	146
Portfolio Turnover Rate	23%

Top Ten Holdings as of June 30, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	5.9%
Mastercard, Inc., A	2.2%
Verizon Communications, Inc.	1.8%
Union Pacific Corp.	1.8%
Progressive Corp. (The)	1.7%
Johnson & Johnson	1.7%
Texas Instruments, Inc.	1.7%
Eli Lilly & Co.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2024Footnote Reference *

Value	Value
Other assets and liabilities (net)	1.0%
Utilities	1.3%
Consumer Staples	2.4%
Real Estate	3.5%
Materials	3.9%
Communication Services	4.8%
Consumer Discretionary	5.3%
Financials	11.8%
Industrials	13.7%
Health Care	16.6%
Information Technology	35.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.

Industry Diversification as of June 30, 2024

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	37.7%
Chemicals	2.8%
Life Sciences Tools & Services	3.0%
Building Products	3.5%
Financial Services	3.6%
Electrical Equipment	3.6%
Insurance	4.6%
Technology Hardware, Storage & Peripherals	6.6%
Pharmaceuticals	7.3%
Software	12.5%
Semiconductors & Semiconductor Equipment	13.8%
Footnote	Description
Footnote†	Included additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2024

Value	Value
U.S. Stocks	99.0%
Cash & Cash Equivalents	1.0%

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2024

Investor Class: PXWGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Item 2.                                     Code of Ethics.

This disclosure is not required for the semi-annual report filing.

Item 3.                                     Audit Committee Financial Expert.

This disclosure is not required for the semi-annual report filing.

Item 4.                                     Principal Accountant Fees and Services.

This disclosure is not required for the semi-annual report filing.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                     Schedule of Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL SOCIAL LEADERS FUND
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
SEMI-ANNUAL
REPORT
June 30, 2024

www.impaxam.com
Semiannual Report
1
Schedule of Investments 2
Statements of Assets and Liabilities 37
Statements of Operations 42
Statements of Changes in Net Assets 45
Financial Highlights 55
Notes to Financial Statements 83
Item 8. Changes in and Disagreements with
Accountants for Open-End Management Investment
Companies. 100
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 100
Item 10. Remuneration Paid to Directors, Officers,
and Others of Open-End Management Investment
Companies. 100
Item 11. Statement Regarding Basis for Approval of
Investment Advisory Contract. 100
Account Options and Services 106
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 100
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Schedule of Investments (Unaudited), June 30, 2024
Impax Large Cap Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.8%
Communication Services 8.8%
Alphabet, Inc. , A ............ 445,571 $ 81,160,758
T-Mobile US, Inc. ........... 100,429 17,693,581
Walt Disney Co. (The) ........ 335,320 33,293,923
132,148,262
Consumer Discretionary 7.0%
a
Aptiv plc .................. 377,349 26,572,916
Hilton Worldwide Holdings, Inc. . 109,361 23,862,570
Lowe's Cos., Inc. ............ 97,798 21,560,547
b
Tractor Supply Co. .......... 52,437 14,157,990
a
Ulta Beauty, Inc. ............ 46,749 18,039,037
104,193,060
Consumer Staples 7.3%
Colgate-Palmolive Co. ....... 117,302 11,382,986
General Mills, Inc. ........... 232,938 14,735,658
McCormick & Co., Inc. ....... 404,880 28,722,187
Procter & Gamble Co. (The) ... 194,399 32,060,283
Target Corp. ............... 152,455 22,569,438
109,470,552
Financials 13.6%
Citizens Financial Group, Inc. .. 611,994 22,050,144
CME Group, Inc. ............ 142,272 27,970,675
JPMorgan Chase & Co. ....... 178,964 36,197,259
KeyCorp .................. 1,439,981 20,462,130
MSCI, Inc. , A ............... 31,570 15,208,848
RenaissanceRe Holdings Ltd. .. 94,434 21,106,943
Visa, Inc. , A ................ 121,121 31,790,629
Voya Financial, Inc. .......... 402,243 28,619,589
203,406,217
Health Care 13.6%
Abbott Laboratories .......... 233,041 24,215,290
a
Align Technology, Inc. ........ 61,360 14,814,145
a
Avantor, Inc. ............... 974,481 20,658,997
Baxter International, Inc. ...... 526,708 17,618,383
CVS Health Corp. ........... 341,646 20,177,613
b
Danaher Corp. ............. 94,732 23,668,790
a
IQVIA Holdings, Inc. ......... 140,306 29,666,301
Merck & Co., Inc. ........... 297,318 36,807,968
a
Vertex Pharmaceuticals, Inc. ... 31,771 14,891,703
202,519,190
Industrials 7.4%
Ferguson plc ............... 75,123 14,547,569
Stanley Black & Decker, Inc. ... 253,115 20,221,357
Trane Technologies plc ....... 89,122 29,314,900
United Parcel Service, Inc. , B .. 177,641 24,310,171
Xylem, Inc. ................ 158,275 21,466,838
109,860,835
c
Information Technology 32.2%
Apple, Inc. ................ 262,210 55,226,670
Applied Materials, Inc. ........ 132,977 31,381,242
Dell Technologies, Inc. , C ..... 140,826 19,421,314
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a,b
Enphase Energy, Inc. ........ 133,493 $ 13,310,587
Marvell Technology, Inc. ...... 365,503 25,548,660
Microsoft Corp. ............. 264,468 118,203,973
NVIDIA Corp. .............. 571,360 70,585,814
Oracle Corp. ............... 273,170 38,571,604
a
Palo Alto Networks, Inc. ...... 70,859 24,021,910
Salesforce, Inc. ............. 105,374 27,091,655
a
ServiceNow, Inc. ............ 49,390 38,853,631
TE Connectivity Ltd. ......... 123,976 18,649,710
480,866,770
Materials 3.8%
Avery Dennison Corp. ........ 83,507 18,258,806
Crown Holdings, Inc. ......... 228,546 17,001,537
PPG Industries, Inc. ......... 165,632 20,851,412
56,111,755
Real Estate 3.8%
Alexandria Real Estate Equities,
Inc. , REIT ............... 131,541 15,386,351
Prologis, Inc. , REIT .......... 203,923 22,902,592
Weyerhaeuser Co. , REIT ..... 668,262 18,971,958
57,260,901
Utilities 1.3%
American Water Works Co., Inc. 152,471 19,693,154
Total Common Stocks
(Cost $ 997,775,562 ) ..............
1,475,530,696
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund , 5.530% ............ 17,211,441 17,211,441
(Cost $17,211,441)
a
Total Investments 100 .0%
(Cost $ 1,014,987,003 ) ............
$1,492,742,137
f
Other Assets, less Liabilities 0.0% .
120,891
Net Assets 100.0% ...............
$1,492,863,028
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $6,382,194.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of June 30, 2024.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2024
Impax Small Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.4%
Communication Services 2.2%
a
QuinStreet, Inc. ............. 372,895 $ 6,186,328
a
TechTarget, Inc. ............ 281,387 8,770,833
14,957,161
Consumer Discretionary 7.3%
Autoliv, Inc. ................ 55,000 5,884,450
b
Carter's, Inc. ............... 102,826 6,372,127
Columbia Sportswear Co. ..... 50,515 3,994,726
a
Etsy, Inc. .................. 100,000 5,898,000
a
National Vision Holdings, Inc. .. 255,669 3,346,707
a
Planet Fitness, Inc. , A ........ 134,271 9,881,003
a
Visteon Corp. .............. 57,500 6,135,250
b
Wyndham Hotels & Resorts, Inc. 100,000 7,400,000
48,912,263
Consumer Staples 7.4%
a
BJ's Wholesale Club Holdings,
Inc. .................... 89,955 7,901,647
a
Darling Ingredients, Inc. ...... 218,294 8,022,304
a
Freshpet, Inc. .............. 50,000 6,469,500
a
Simply Good Foods Co. (The) .. 258,620 9,343,941
a
US Foods Holding Corp. ...... 335,000 17,748,300
49,485,692
Financials 14.5%
Brightsphere Investment Group,
Inc. .................... 1,048,818 23,252,295
Eastern Bankshares, Inc. ..... 750,000 10,485,000
RenaissanceRe Holdings Ltd. .. 60,000 13,410,600
Victory Capital Holdings, Inc. , A . 675,000 32,217,750
Voya Financial, Inc. .......... 241,040 17,149,996
96,515,641
Health Care 19.5%
Chemed Corp. ............. 20,000 10,851,600
a
CryoPort, Inc. .............. 637,375 4,404,261
a
Cytokinetics, Inc. ............ 125,000 6,772,500
a
Enovis Corp. ............... 210,630 9,520,476
a
Health Catalyst, Inc. ......... 2,194,274 14,021,411
a
Inspire Medical Systems, Inc. .. 60,000 8,029,800
a
Ligand Pharmaceuticals, Inc. ... 280,208 23,610,326
a
Neurocrine Biosciences, Inc. ... 50,000 6,883,500
a,b
OmniAb, Inc. ............... 761,387 2,855,201
a,b
Pacira BioSciences, Inc. ...... 260,027 7,439,373
a
Prestige Consumer Healthcare,
Inc. .................... 170,000 11,704,500
a
Roivant Sciences Ltd. ........ 1,600,000 16,912,000
a
SI-BONE, Inc. .............. 536,917 6,942,337
129,947,285
Industrials 18.9%
AAON, Inc. ................ 90,000 7,851,600
Advanced Drainage Systems, Inc. 31,489 5,050,521
Arcosa, Inc. ............... 170,000 14,179,700
a
AZEK Co., Inc. (The) , A ....... 259,349 10,926,373
a
Casella Waste Systems, Inc. , A . 60,000 5,953,200
a
Dycom Industries, Inc. ........ 34,000 5,737,840
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Enpro, Inc. ................ 70,000 $ 10,189,900
a
Gates Industrial Corp. plc ..... 512,713 8,105,993
a
Generac Holdings, Inc. ....... 75,000 9,916,500
Herc Holdings, Inc. .......... 55,000 7,330,950
a
Huron Consulting Group, Inc. .. 69,000 6,796,500
MSA Safety, Inc. ............ 35,089 6,585,854
a
Stericycle, Inc. ............. 252,906 14,701,426
Tecnoglass, Inc. ............ 100,000 5,018,000
a
Verra Mobility Corp. , A ........ 288,661 7,851,579
126,195,936
Information Technology 13.5%
a
8x8, Inc. .................. 3,330,000 7,392,600
A10 Networks, Inc. .......... 550,000 7,617,500
a
Ciena Corp. ............... 276,064 13,300,764
a
Enfusion, Inc. , A ............ 540,000 4,600,800
a
Extreme Networks, Inc. ....... 900,178 12,107,394
a
NetScout Systems, Inc. ....... 375,000 6,858,750
a
Onto Innovation, Inc. ......... 107,057 23,505,435
a
Sprout Social, Inc. , A ......... 128,724 4,592,872
a
Workiva, Inc. , A ............. 136,086 9,932,917
89,909,032
Materials 4.7%
Element Solutions, Inc. ....... 561,946 15,239,975
Graphic Packaging Holding Co. . 483,585 12,674,763
TriMas Corp. ............... 129,569 3,311,784
31,226,522
Real Estate 8.4%
b
Agree Realty Corp. , REIT ..... 210,000 13,007,400
Americold Realty Trust, Inc. , REIT 390,000 9,960,600
Healthcare Realty Trust, Inc. , A ,
REIT ................... 706,352 11,640,681
Rayonier, Inc. , REIT ......... 421,676 12,266,555
Terreno Realty Corp. , REIT .... 150,000 8,877,000
55,752,236
Total Common Stocks
(Cost $ 603,954,204 ) ..............
642,901,768
Money Market 2.7%
c,d
JPMorgan Prime Money Market
Fund , 5.530% ............ 18,230,026 18,230,026
(Cost $18,230,026)

Schedule of Investments (Unaudited)
Impax Small Cap Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Shares/
Principal
a
Value
a a a a a
e
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
c,d
Invesco Government & Agency
Portfolio , 5.240% .......... 22,134 $ 22,134
(Cost $22,134)
a
Total Investments 99 .1%
(Cost $ 622,206,364 ) .............
$661,153,928
e
Payable Upon Return Of Securities
Loaned (0.0) % ...................
(22,134)
Other Assets, less Liabilities 0 .9% .
5,964,243
Net Assets 100.0% ...............
$667,096,037
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $12,321,991.
c
Rate shown represents annualized 7-day yield as of June 30, 2024.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2024
Impax US Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 4.8%
Alphabet, Inc. , C ............ 3,800 $ 696,996
Cable One, Inc. ............. 1,800 637,200
Comcast Corp. , A ........... 17,500 685,300
Electronic Arts, Inc. .......... 11,788 1,642,422
a,b
Netflix, Inc. ................ 1,200 809,856
a
Pinterest, Inc. , A ............ 40,000 1,762,800
a
Spotify Technology SA ........ 2,477 777,258
Verizon Communications, Inc. .. 141,169 5,821,809
Walt Disney Co. (The) ........ 28,300 2,809,907
15,643,548
Consumer Discretionary 5.3%
a
Aptiv plc .................. 13,594 957,289
Best Buy Co., Inc. ........... 14,523 1,224,144
Brunswick Corp. ............ 8,679 631,571
Hasbro, Inc. ............... 12,755 746,167
Home Depot, Inc. (The) ....... 5,111 1,759,410
Kohl's Corp. ............... 30,000 689,700
b
Lear Corp. ................ 7,976 910,939
Lowe's Cos., Inc. ............ 8,221 1,812,402
Macy's, Inc. ................ 41,000 787,200
a
Planet Fitness, Inc. , A ........ 8,932 657,306
a
Royal Caribbean Cruises Ltd. .. 25,000 3,985,750
Tractor Supply Co. .......... 3,066 827,820
Vail Resorts, Inc. ............ 5,028 905,694
b
VF Corp. .................. 51,600 696,600
b
Williams-Sonoma, Inc. ....... 2,125 600,036
17,192,028
Consumer Staples 2.4%
Casey's General Stores, Inc. ... 5,803 2,214,192
Costco Wholesale Corp. ...... 800 679,992
General Mills, Inc. ........... 40,835 2,583,222
Kimberly-Clark Corp. ......... 17,434 2,409,379
7,886,785
Financials 11.8%
Allstate Corp. (The) .......... 4,100 654,606
Annaly Capital Management, Inc. ,
REIT ................... 45,000 857,700
Bank of America Corp. ....... 18,500 735,745
Bank of New York Mellon Corp.
(The) ................... 41,558 2,488,909
Citigroup, Inc. .............. 10,700 679,022
Fifth Third Bancorp .......... 25,100 915,899
Hartford Financial Services
Group, Inc. (The) .......... 36,489 3,668,604
Huntington Bancshares, Inc. ... 52,000 685,360
Invesco Ltd. ............... 56,500 845,240
JPMorgan Chase & Co. ....... 3,600 728,136
LPL Financial Holdings, Inc. ... 2,297 641,552
Mastercard, Inc. , A .......... 16,193 7,143,704
MetLife, Inc. ............... 58,453 4,102,816
a
PayPal Holdings, Inc. ........ 13,647 791,935
PNC Financial Services Group,
Inc. (The) ................ 5,634 875,974
Progressive Corp. (The) ...... 26,748 5,555,827
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Prudential Financial, Inc. ...... 8,039 $ 942,091
S&P Global, Inc. ............ 2,200 981,200
Truist Financial Corp. ........ 26,000 1,010,100
b
Visa, Inc. , A ................ 14,328 3,760,670
38,065,090
Health Care 16.6%
AbbVie, Inc. ............... 3,800 651,776
Agilent Technologies, Inc. ..... 17,592 2,280,451
Amgen, Inc. ............... 7,403 2,313,067
Bristol-Myers Squibb Co. ...... 77,504 3,218,741
a
Centene Corp. ............. 9,500 629,850
a
Edwards Lifesciences Corp. ... 7,800 720,486
Elevance Health, Inc. ........ 9,079 4,919,547
Eli Lilly & Co. .............. 5,952 5,388,822
Gilead Sciences, Inc. ........ 56,100 3,849,021
a,b
IDEXX Laboratories, Inc. ...... 7,545 3,675,924
a
Illumina, Inc. ............... 6,250 652,375
a
Integra LifeSciences Holdings
Corp. ................... 22,105 644,140
a
Intuitive Surgical, Inc. ........ 3,423 1,522,722
a
IQVIA Holdings, Inc. ......... 3,200 676,608
Johnson & Johnson ......... 37,654 5,503,509
McKesson Corp. ............ 1,100 642,444
Merck & Co., Inc. ........... 40,936 5,067,877
a
Mettler-Toledo International, Inc. 2,838 3,966,360
a
Regeneron Pharmaceuticals, Inc. 700 735,721
Thermo Fisher Scientific, Inc. .. 1,200 663,600
a
Vertex Pharmaceuticals, Inc. ... 1,400 656,208
a
Waters Corp. .............. 2,292 664,955
West Pharmaceutical Services,
Inc. .................... 1,965 647,251
Zoetis, Inc. , A .............. 23,856 4,135,676
53,827,131
Industrials 13.7%
Acuity Brands, Inc. .......... 3,576 863,389
Avis Budget Group, Inc. ...... 6,101 637,677
Carrier Global Corp. ......... 39,090 2,465,797
a,b
Dayforce, Inc. .............. 18,400 912,640
Emerson Electric Co. ........ 38,170 4,204,807
Flowserve Corp. ............ 17,831 857,671
Fortune Brands Innovations, Inc. 13,400 870,196
a
GXO Logistics, Inc. .......... 19,022 960,611
Illinois Tool Works, Inc. ....... 3,201 758,509
Johnson Controls International plc 29,114 1,935,208
b
Lennox International, Inc. ..... 4,563 2,441,114
nVent Electric plc ........... 17,789 1,362,815
Otis Worldwide Corp. ........ 14,524 1,398,080
Owens Corning ............. 3,700 642,764
Pentair plc ................ 8,300 636,361
Republic Services, Inc. , A ..... 25,982 5,049,342
Rockwell Automation, Inc. ..... 19,357 5,328,595
Tetra Tech, Inc. ............. 3,138 641,658
Trane Technologies plc ....... 8,984 2,955,107
Union Pacific Corp. .......... 25,700 5,814,882
United Parcel Service, Inc. , B .. 13,970 1,911,795

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Verisk Analytics, Inc. , A ....... 3,600 $ 970,380
WW Grainger, Inc. ........... 741 668,560
44,287,958
c
Information Technology 35.7%
Accenture plc , A ............ 5,776 1,752,496
a
Adobe, Inc. ................ 1,416 786,645
a
Advanced Micro Devices, Inc. .. 4,700 762,387
Analog Devices, Inc. ......... 13,954 3,185,140
a
ANSYS, Inc. ............... 8,132 2,614,438
Apple, Inc. ................ 90,942 19,154,204
Applied Materials, Inc. ........ 18,111 4,274,015
a
Aspen Technology, Inc. ....... 3,267 648,924
a
Atlassian Corp. , A ........... 5,416 957,982
a
Autodesk, Inc. .............. 12,362 3,058,977
Avnet, Inc. ................ 12,158 626,016
Broadcom, Inc. ............. 2,300 3,692,719
a
Dropbox, Inc. , A ............ 30,900 694,323
a
Gartner, Inc. ............... 1,905 855,459
a
Globant SA ................ 6,422 1,144,786
Hewlett Packard Enterprise Co. . 28,400 601,228
HP, Inc. ................... 42,968 1,504,739
a
HubSpot, Inc. .............. 5,291 3,120,579
Intel Corp. ................. 52,653 1,630,664
International Business Machines
Corp. ................... 12,176 2,105,839
Intuit, Inc. ................. 1,768 1,161,947
Jabil, Inc. ................. 5,008 544,820
a
Keysight Technologies, Inc. .... 7,947 1,086,752
Lam Research Corp. ......... 1,825 1,943,351
Microsoft Corp. ............. 45,543 20,355,444
a
NCR Voyix Corp. ............ 53,763 663,973
NVIDIA Corp. .............. 175,650 21,699,801
QUALCOMM, Inc. ........... 11,186 2,228,028
Salesforce, Inc. ............. 7,849 2,017,978
a
ServiceNow, Inc. ............ 3,937 3,097,120
a
Teradata Corp. ............. 19,437 671,743
Texas Instruments, Inc. ....... 28,061 5,458,706
a
Trimble, Inc. ............... 14,295 799,376
a
Workday, Inc. , A ............ 3,100 693,036
115,593,635
Materials 3.9%
Ecolab, Inc. ................ 20,478 4,873,764
b
Graphic Packaging Holding Co. . 91,643 2,401,963
International Flavors &
Fragrances, Inc. ........... 20,443 1,946,378
Martin Marietta Materials, Inc. .. 2,055 1,113,399
PPG Industries, Inc. ......... 12,701 1,598,929
Sherwin-Williams Co. (The) .... 2,176 649,384
12,583,817
Real Estate 3.5%
Alexandria Real Estate Equities,
Inc. , REIT ............... 12,000 1,403,640
b
American Tower Corp. , REIT ... 4,400 855,272
a
CBRE Group, Inc. , A ......... 39,133 3,487,142
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Real Estate (continued)
Prologis, Inc. , REIT .......... 24,014 $ 2,697,012
Rayonier, Inc. , REIT ......... 21,502 625,493
SBA Communications Corp. , A ,
REIT ................... 3,400 667,420
b
Ventas, Inc. , REIT ........... 16,100 825,286
Weyerhaeuser Co. , REIT ..... 28,700 814,793
11,376,058
Utilities 1.3%
American Water Works Co., Inc. 25,273 3,264,261
Edison International ......... 12,800 919,168
4,183,429
Total Common Stocks
(Cost $ 210,711,497 ) ..............
320,639,479
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund , 5.530% ............ 3,322,990 3,322,990
(Cost $3,322,990)
a
Total Investments 100 .0%
(Cost $ 214,034,487 ) .............
$323,962,469
f
Other Assets, less Liabilities 0.0% .
95,752
Net Assets 100.0% ...............
$324,058,221
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $15,766,829.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of June 30, 2024.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2024
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.9%
Communication Services 15.7%
Elisa OYJ ................. 81,125 $ 3,714,133
KDDI Corp. ................ 108,200 2,866,381
Koninklijke KPN NV ......... 812,474 3,113,998
Tele2 AB , B ................ 324,953 3,280,202
Vodacom Group Ltd. ......... 260,035 1,395,251
14,369,965
Consumer Staples 2.2%
Sysco Corp. ............... 27,611 1,971,149
Energy 0.9%
Neste OYJ ................ 47,001 838,709
Financials 4.4%
Hannover Rueck SE ......... 9,055 2,292,167
Partners Group Holding AG .... 1,351 1,730,032
4,022,199
Health Care 3.0%
Chemed Corp. ............. 5,034 2,731,348
a
Industrials 26.1%
AECOM .................. 10,663 939,837
Brambles Ltd. .............. 99,005 955,391
Canadian Pacific Kansas City Ltd. 40,251 3,169,945
Hubbell, Inc. , B ............. 7,450 2,722,826
Otis Worldwide Corp. ........ 19,279 1,855,797
Pentair plc ................ 14,035 1,076,063
Schneider Electric SE ........ 9,457 2,267,275
Spirax Group plc ............ 12,510 1,340,816
Trane Technologies plc ....... 5,788 1,903,847
Voltronic Power Technology Corp. 29,000 1,716,986
Waste Management, Inc. ...... 19,009 4,055,380
Watsco, Inc. ............... 3,892 1,802,930
23,807,093
Information Technology 7.7%
KLA Corp. ................. 2,991 2,466,109
Microsoft Corp. ............. 4,364 1,950,490
Nemetschek SE ............ 13,108 1,279,693
b,c
SolarEdge Technologies, Inc. .. 18,895 477,288
Xinyi Solar Holdings Ltd. ...... 1,711,389 859,459
7,033,039
Materials 1.7%
Sika AG .................. 5,516 1,574,596
Real Estate 8.2%
c
American Tower Corp. , REIT ... 14,742 2,865,550
Prologis, Inc. , REIT .......... 15,024 1,687,346
Welltower, Inc. , REIT ......... 28,161 2,935,784
7,488,680
a
Utilities 29.0%
American Water Works Co., Inc. 25,719 3,321,866
Iberdrola SA ............... 145,569 1,888,746
National Grid plc ............ 304,317 3,398,046
Northland Power, Inc. ........ 178,971 3,076,933
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
b
Orsted A/S , Reg S ........... 27,906 $ 1,482,408
Severn Trent plc ............ 108,269 3,258,824
SSE plc .................. 173,917 3,927,671
United Utilities Group plc ...... 245,043 3,044,077
Veolia Environnement SA ..... 102,296 3,064,057
26,462,628
Total Common Stocks
(Cost $ 87,158,422 ) ...............
90,299,406
Money Market 0.6%
d,e
JPMorgan Prime Money Market
Fund , 5.530% ............ 525,940 525,940
(Cost $525,940)
Securities Purchased With Cash Collateral From
Securities Lending 0.5%
d,e
Invesco Government & Agency
Portfolio , 5.240% .......... 501,636 501,636
(Cost $501,636)
a
Total Investments 100 .0%
(Cost $ 88,185,998 ) ..............
$91,326,982
Payable Upon Return Of Securities
Loaned ( 0 .5 ) % ...................
(501,636)
Other Assets, less Liabilities 0 .5% .
494,587
Net Assets 100.0% ...............
$91,319,933
a
Broad industry sectors used for financial reporting.
b
Non-income producing security.
c
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $3,342,618.
d
Rate shown represents annualized 7-day yield as of June 30, 2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 955,391
1.0%
Canada .....................
6,246,878
6.9%
China ......................
859,459
1.0%
Denmark ....................
1,482,408
1.6%
Finland .....................
4,552,841
5.0%
France .....................
3,064,057
3.4%
Germany ...................
3,571,861
3.9%
Japan ......................
2,866,381
3.1%
Netherlands .................
3,113,998
3.4%
South Africa .................
1,395,251
1.5%
Spain ......................
1,888,746
2.1%
Sweden ....................
3,280,202
3.6%
Switzerland ..................
3,304,628
3.6%
Taiwan .....................
1,716,986
1.9%
United Kingdom ..............
14,969,434
16.4%
United States ................
37,030,885
40.5%
Money Market ................
525,940
0.6%
Other assets and liabilities (net)
494,587
0.5%
Total $91,319,933 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax Global Opportunities Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.4%
Communication Services 1.7%
KDDI Corp. ................ 81,900 $ 2,169,654
Consumer Discretionary 1.8%
a
Aptiv plc .................. 31,698 2,232,173
Consumer Staples 7.4%
Haleon plc ................ 787,314 3,203,358
Jeronimo Martins SGPS SA ... 85,456 1,670,150
Kerry Group plc , A ........... 25,013 2,027,032
Unilever plc ................ 45,693 2,506,547
9,407,087
Financials 22.7%
AIA Group Ltd. ............. 431,200 2,917,391
Hannover Rueck SE ......... 10,192 2,579,986
HDFC Bank Ltd. , ADR ........ 49,349 3,174,621
Legal & General Group plc .... 1,238,089 3,545,351
Marsh & McLennan Cos., Inc. .. 18,410 3,879,355
Mastercard, Inc. , A .......... 11,448 5,050,400
MSCI, Inc. , A ............... 5,422 2,612,049
RenaissanceRe Holdings Ltd. .. 11,352 2,537,286
Visa, Inc. , A ................ 9,986 2,621,025
28,917,464
Health Care 19.1%
Alcon, Inc. ................. 58,129 5,167,198
Becton Dickinson & Co. ....... 10,257 2,397,163
a
Boston Scientific Corp. ....... 49,893 3,842,260
Cooper Cos., Inc. (The) ....... 25,072 2,188,786
Danaher Corp. ............. 12,045 3,009,443
a
IQVIA Holdings, Inc. ......... 16,193 3,423,848
Thermo Fisher Scientific, Inc. .. 7,693 4,254,229
24,282,927
Industrials 13.5%
Ashtead Group plc .......... 30,756 2,050,616
Cintas Corp. ............... 5,483 3,839,525
Hubbell, Inc. , B ............. 3,331 1,217,414
Schneider Electric SE ........ 18,442 4,421,390
b
United Rentals, Inc. .......... 3,549 2,295,245
Wolters Kluwer NV .......... 20,390 3,367,169
17,191,359
Information Technology 24.0%
Analog Devices, Inc. ......... 15,920 3,633,899
Applied Materials, Inc. ........ 16,002 3,776,312
ASML Holding NV ........... 1,921 1,957,819
a
Cadence Design Systems, Inc. . 9,795 3,014,411
Keyence Corp. ............. 7,150 3,129,399
Microsoft Corp. ............. 14,469 6,466,920
NVIDIA Corp. .............. 21,690 2,679,583
b
Oracle Corp. ............... 20,397 2,880,056
TE Connectivity Ltd. ......... 19,567 2,943,464
30,481,863
Materials 8.2%
Croda International plc ....... 31,224 1,553,365
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials (continued)
DSM-Firmenich AG .......... 20,916 $ 2,355,249
Linde plc .................. 10,855 4,763,283
Sika AG .................. 6,331 1,807,246
10,479,143
Total Common Stocks
(Cost $ 96,211,933 ) ...............
125,161,670
Money Market 1.7%
c,d
JPMorgan Prime Money Market
Fund , 5.530% ............ 2,128,477 2,128,477
(Cost $2,128,477)
a
Total Investments 100 .1%
(Cost $ 98,340,410 ) ..............
$127,290,147
Other Assets, less Liabilities ( 0 .1 ) %
(69,069)
Net Assets 100.0% ...............
$127,221,078
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $3,526,645.
c
Rate shown represents annualized 7-day yield as of June 30, 2024.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 2,537,286
2.0%
Germany ...................
2,579,986
2.0%
Hong Kong ..................
2,917,391
2.3%
India ......................
3,174,621
2.5%
Ireland .....................
2,027,032
1.6%
Japan ......................
5,299,054
4.2%
Netherlands .................
5,324,987
4.1%
Portugal ....................
1,670,150
1.3%
Switzerland ..................
9,329,693
7.4%
United Kingdom ..............
9,655,880
7.6%
United States ................
80,645,590
63.4%
Money Market ................
2,128,477
1.7%
Other assets and liabilities (net)
(69,069)
-0.1%
Total $127,221,078 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax Global Environmental Markets Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Shares/
Principal a Value
a
Common Stocks 98.3%
CIRCULAR ECONOMY 12.5%
General Waste Management 7.1%
Republic Services, Inc. , A ....... 394,400 $ 76,647,696
Waste Management, Inc. ........ 446,340 95,222,176
171,869,872
Recycled, Recyclable Products & Biomaterials 1.6%
Croda International plc ......... 763,781 37,997,396
Resource Circularity & Efficiency 3.8%
STERIS plc .................. 217,431 47,734,802
a
United Rentals, Inc. ............ 69,529 44,966,490
92,701,292
CLEAN AND EFFICIENT TRANSPORT 4.9%
Advanced Road Vehicles & Devices 4.1%
b
Aptiv plc .................... 541,674 38,144,683
TE Connectivity Ltd. ........... 418,582 62,967,291
101,111,974
E-Bikes & Bicycles 0.8%
Shimano, Inc. ................ 121,500 18,777,078
NEW ENERGY 23.4%
Buildings Energy Efficiency 5.7%
Carrier Global Corp. ........... 870,581 54,916,250
Sika AG .................... 170,461 48,659,757
Trane Technologies plc ......... 113,426 37,309,214
140,885,221
Industrial Energy Efficiency 12.3%
Air Liquide SA ................ 476,383 82,217,704
Cognex Corp. ................ 1,193,802 55,822,182
Delta Electronics, Inc. .......... 3,193,475 38,090,196
Keyence Corp. ............... 54,000 23,634,624
Siemens AG ................. 296,995 55,278,323
Spirax Group plc .............. 388,931 41,685,436
296,728,465
Smart & Efficient Grids 5.4%
Hubbell, Inc. , B ............... 126,948 46,396,955
Schneider Electric SE .......... 350,773 84,096,307
130,493,262
SMART ENVIRONMENT 30.1%
Cloud Computing 7.0%
Microsoft Corp. ............... 263,068 117,578,243
NVIDIA Corp. ................ 426,651 52,708,465
170,286,708
Efficient IT 15.2%
b
ANSYS, Inc. ................. 152,382 48,990,813
Applied Materials, Inc. .......... 251,010 59,235,850
ASML Holding NV ............. 40,258 41,029,598
b
Autodesk, Inc. ................ 222,214 54,986,854
MediaTek, Inc. ............... 1,277,000 54,998,352
b
Synopsys, Inc. ............... 62,498 37,190,060
Texas Instruments, Inc. ......... 368,025 71,591,903
368,023,430
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 7.9%
Agilent Technologies, Inc. ....... 687,419 $ 89,110,125
Veralto Corp. ................. 490,464 46,824,598
b
Waters Corp. ................ 191,171 55,462,531
191,397,254
SUSTAINABLE FOOD 12.1%
Food Safety & Packaging 5.3%
Crown Holdings, Inc. ........... 431,646 32,110,146
Eurofins Scientific SE .......... 691,618 34,628,576
b
Mettler-Toledo International, Inc. .. 44,655 62,409,381
129,148,103
Sustainable Agriculture 4.5%
DSM-Firmenich AG ............ 476,260 53,629,330
International Flavors & Fragrances,
Inc. ...................... 127,195 12,110,236
Kerry Group plc , A ............. 542,850 43,992,104
109,731,670
Technology & Logistics 2.3%
GEA Group AG ............... 1,309,320 54,432,936
WATER 15.3%
Water Distribution & Infrastructure 4.0%
Ferguson plc ................. 241,999 46,412,244
IDEX Corp. .................. 252,028 50,708,034
97,120,278
Water Treatment 6.0%
Linde plc .................... 196,777 86,347,715
Pentair plc .................. 740,812 56,798,056
143,145,771
Water Utilities 5.3%
a
American Water Works Co., Inc. .. 569,830 73,599,243
Veolia Environnement SA ....... 1,874,973 56,160,790
129,760,033
Total Common Stocks
(Cost $ 1,708,943,584 ) .............
2,383,610,743
a
Preferred Stocks 0.5%
WATER 0.5%
Water Treatment 0.5%
Sartorius AG , 0.340% .......... 46,988 10,999,235
(Cost $12,056,699)
Total Long Term Investments
(Cost $ 1,721,000,283 ) .............
2,394,609,978
a

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares/
Principal a Value
a a a a a
Money Market Funds 1.0%
c,d
JPMorgan Prime Money Market
Fund , 5.530%
(Cost $ 23,651,181 ) .......... 23,651,181 $ 23,651,181
a
Total Investments 99 .8%
(Cost $ 1,744,651,464 ) .............
$2,418,261,159
Other Assets, less Liabilities 0 .2% ..
6,445,018
Net Assets 100.0% ................
$2,424,706,177
a
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $12,839,817.
b
Non-income producing security.
c
Rate shown represents annualized 7-day yield as of June 30, 2024.
d
Institutional Class shares.
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
France .....................
$ 138,378,495
5.7%
Germany ...................
120,710,495
5.1%
Ireland .....................
43,992,104
1.8%
Japan ......................
42,411,703
1.8%
Luxembourg .................
34,628,576
1.4%
Netherlands .................
41,029,598
1.7%
Switzerland ..................
102,289,087
4.2%
Taiwan .....................
93,088,548
3.9%
United Kingdom ..............
79,682,832
3.3%
United States ................
1,698,398,540
69.9%
Money Market ................
23,651,181
1.0%
Other assets and liabilities (net)
6,445,018
0.2%
Total $2,424,706,177 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax Global Social Leaders Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.2%
Communication Services 1.3%
Vodacom Group Ltd. ......... 4,209 $ 22,584
Consumer Discretionary 15.3%
Autoliv, Inc. ................ 238 25,464
a
Bright Horizons Family Solutions,
Inc. .................... 274 30,162
a
Duolingo, Inc. , A ............ 154 32,135
eBay, Inc. ................. 1,219 65,485
Home Depot, Inc. (The) ....... 77 26,506
a
MercadoLibre, Inc. .......... 32 52,589
a
Mobileye Global, Inc. , A ....... 1,039 29,180
261,521
Consumer Staples 11.2%
Colgate-Palmolive Co. ....... 315 30,568
Danone SA ................ 717 43,916
Haleon plc ................ 9,039 36,777
Jeronimo Martins SGPS SA ... 876 17,120
Kerry Group plc , A ........... 464 37,602
Wal-Mart de Mexico SAB de CV 7,700 26,204
192,187
Financials 14.4%
a
Adyen NV , Reg S ........... 26 30,880
AIA Group Ltd. ............. 5,700 38,565
Bank Rakyat Indonesia Persero
Tbk. PT ................. 78,200 21,927
HDFC Bank Ltd. , ADR ........ 606 38,984
Legal & General Group plc .... 17,937 51,364
Prudential plc .............. 2,764 25,061
Voya Financial, Inc. .......... 548 38,990
245,771
Health Care 16.0%
Abbott Laboratories .......... 304 31,588
Alcon, Inc. ................. 647 57,513
a
Align Technology, Inc. ........ 74 17,866
a
Intuitive Surgical, Inc. ........ 88 39,147
a
IQVIA Holdings, Inc. ......... 245 51,803
Novo Nordisk A/S , B ......... 237 33,911
Thermo Fisher Scientific, Inc. .. 76 42,028
273,856
Industrials 8.2%
Experian plc ............... 1,009 46,875
Recruit Holdings Co. Ltd. ..... 900 48,426
Wolters Kluwer NV .......... 268 44,257
139,558
Information Technology 18.2%
Halma plc ................. 1,893 64,524
Intuit, Inc. ................. 110 72,293
NVIDIA Corp. .............. 678 83,760
a
Palo Alto Networks, Inc. ...... 117 39,664
a
ServiceNow, Inc. ............ 65 51,134
311,375
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Real Estate 6.4%
b
American Tower Corp. , REIT ... 246 $ 47,817
UNITE Group plc (The) , REIT .. 1,993 22,484
Ventas, Inc. , REIT ........... 373 19,120
Welltower, Inc. , REIT ......... 186 19,391
108,812
Utilities 4.2%
Iberdrola SA ............... 2,740 35,551
Severn Trent plc ............ 1,211 36,451
72,002
Total Common Stocks
(Cost $ 1,511,437 ) ................
1,627,666
Preferred Stocks 1.8%
Health Care 1.8%
Sartorius AG , 0.340% ........ 129 30,197
(Cost $30,287)
Total Long Term Investments
(Cost $ 1,541,724 ) ................
1,657,863
a
Money Market 6.1%
c,d
JPMorgan Prime Money Market
Fund , 5.530% ............ 103,679 103,679
(Cost $103,679)
a
Total Investments 103 .1%
(Cost $ 1,645,403 ) ...............
$1,761,542
Other Assets, less Liabilities ( 3 .1 ) %
(51,581)
Net Assets 100.0% ...............
$1,709,961
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $45,874.
c
Rate shown represents annualized 7-day yield as of June 30, 2024.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 52,589
3.1%
Denmark ....................
33,911
2.0%
France .....................
43,916
2.6%
Germany ...................
30,197
1.8%
Hong Kong ..................
63,626
3.7%
India ......................
38,984
2.3%
Indonesia ...................
21,927
1.3%
Ireland .....................
37,602
2.2%
Israel ......................
29,180
1.7%
Japan ......................
48,426
2.8%
Mexico .....................
26,204
1.5%
Netherlands .................
75,137
4.4%
Portugal ....................
17,121
1.0%
South Africa .................
22,584
1.3%
Spain ......................
35,551
2.1%
Sweden ....................
25,464
1.5%
Switzerland ..................
57,513
3.4%
United Kingdom ..............
174,822
10.2%
United States ................
823,109
48.1%
Money Market ................
103,679
6.1%
Other assets and liabilities (net)
(51,581)
-3.1%
Total $1,709,961 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.6%
Communication Services 8.3%
Alphabet, Inc. , A ............ 30,094 $ 5,481,622
Alphabet, Inc. , C ............ 14,845 2,722,870
Auto Trader Group plc , Reg S .. 753,221 7,581,300
Deutsche Telekom AG ........ 96,349 2,421,780
a,b
Netflix, Inc. ................ 16,649 11,236,077
Omnicom Group, Inc. ........ 83,108 7,454,788
Orange SA ................ 221,111 2,217,856
Publicis Groupe SA .......... 27,856 2,958,837
Spark New Zealand Ltd. ...... 2,593,067 6,570,458
Vodafone Group plc ......... 2,683,842 2,374,768
Walt Disney Co. (The) ........ 96,340 9,565,599
WPP plc .................. 248,777 2,277,971
62,863,926
Consumer Discretionary 12.9%
Accor SA ................. 54,065 2,212,286
a
Amazon.com, Inc. ........... 117,196 22,648,127
Bath & Body Works, Inc. ...... 165,937 6,479,840
Best Buy Co., Inc. ........... 95,467 8,046,913
Cie Generale des Etablissements
Michelin SCA ............. 59,368 2,294,639
a
Deckers Outdoor Corp. ....... 4,178 4,044,095
a
Expedia Group, Inc. ......... 20,643 2,600,812
H & M Hennes & Mauritz AB , B . 157,237 2,490,652
Hasbro, Inc. ............... 41,067 2,402,419
Hermes International SCA ..... 973 2,247,265
InterContinental Hotels Group plc 22,626 2,377,459
La Francaise des Jeux SAEM ,
Reg S .................. 65,177 2,219,933
a
Lululemon Athletica, Inc. ...... 25,489 7,613,564
Marriott International, Inc. , A ... 30,684 7,418,471
McDonald's Corp. ........... 13,726 3,497,934
Next plc .................. 19,957 2,277,455
Pearson plc ............... 183,586 2,292,472
Starbucks Corp. ............ 109,441 8,519,982
a
Ulta Beauty, Inc. ............ 15,230 5,876,800
97,561,118
Consumer Staples 7.6%
b
Clorox Co. (The) ............ 53,172 7,256,383
Coca-Cola Co. (The) ......... 166,433 10,593,460
Coles Group Ltd. ............ 207,766 2,353,699
Diageo plc ................ 237,745 7,463,769
Estee Lauder Cos., Inc. (The) , A 68,810 7,321,384
General Mills, Inc. ........... 113,266 7,165,207
Heineken Holding NV ........ 29,843 2,352,217
J Sainsbury plc ............. 711,824 2,293,394
L'Oreal SA ................ 4,858 2,138,324
Procter & Gamble Co. (The) ... 48,316 7,968,275
56,906,112
Financials 17.9%
Admiral Group plc ........... 215,929 7,135,381
Allianz SE ................. 8,100 2,249,620
American Express Co. ....... 11,768 2,724,881
ASR Nederland NV .......... 48,439 2,306,115
Aviva plc .................. 386,521 2,328,135
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
AXA SA ................... 68,552 $ 2,246,533
Canadian Imperial Bank of
Commerce ............... 47,253 2,246,853
Citigroup, Inc. .............. 147,492 9,359,842
DNB Bank ASA ............. 385,576 7,565,342
Gjensidige Forsikring ASA ..... 154,228 2,752,512
Hargreaves Lansdown plc ..... 253,015 3,606,590
JPMorgan Chase & Co. ....... 73,390 14,843,862
Lloyds Banking Group plc ..... 3,571,499 2,463,319
M&G plc .................. 2,789,338 7,170,887
National Bank of Canada ..... 101,575 8,056,652
NN Group NV .............. 53,226 2,473,863
Progressive Corp. (The) ...... 25,676 5,333,162
Royal Bank of Canada ....... 25,561 2,721,362
S&P Global, Inc. ............ 6,165 2,749,590
Societe Generale SA ......... 296,045 6,960,336
Standard Chartered plc ....... 839,459 7,579,866
Sun Life Financial, Inc. ....... 58,476 2,867,271
Toronto-Dominion Bank (The) .. 41,373 2,274,222
UniCredit SpA .............. 62,309 2,305,809
b
Visa, Inc. , A ................ 30,907 8,112,160
Westpac Banking Corp. ....... 379,045 6,863,425
Willis Towers Watson plc ...... 29,252 7,668,119
134,965,709
Health Care 13.8%
AstraZeneca plc ............ 29,795 4,637,087
a
Biogen, Inc. ............... 27,625 6,404,028
Bristol-Myers Squibb Co. ...... 174,142 7,232,117
Cardinal Health, Inc. ......... 71,509 7,030,765
Elevance Health, Inc. ........ 14,791 8,014,651
Eli Lilly & Co. .............. 16,009 14,494,228
a
Genmab A/S ............... 8,753 2,193,445
Gilead Sciences, Inc. ........ 119,621 8,207,197
GSK plc .................. 111,373 2,142,173
Johnson & Johnson ......... 79,152 11,568,856
Merck & Co., Inc. ........... 47,719 5,907,612
Novo Nordisk A/S , B ......... 62,350 8,921,342
Pfizer, Inc. ................. 125,650 3,515,687
Stryker Corp. .............. 6,865 2,335,816
a
Vertex Pharmaceuticals, Inc. ... 5,497 2,576,554
Zoetis, Inc. , A .............. 49,414 8,566,411
103,747,969
Industrials 8.2%
Auckland International Airport Ltd. 1,535,211 7,134,790
Booz Allen Hamilton Holding
Corp. , A ................. 49,584 7,630,978
Cummins, Inc. .............. 28,271 7,829,088
Metso OYJ ................ 658,787 7,001,843
Otis Worldwide Corp. ........ 83,061 7,995,452
Schneider Electric SE ........ 37,385 8,962,892
Stantec, Inc. ............... 89,884 7,524,882
Wolters Kluwer NV .......... 48,953 8,084,012
62,163,937

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology 26.4%
Accenture plc , A ............ 31,973 $ 9,700,928
Apple, Inc. ................ 161,679 34,052,831
a
Autodesk, Inc. .............. 34,064 8,429,137
Broadcom, Inc. ............. 9,840 15,798,415
CDW Corp. ................ 31,751 7,107,144
Cisco Systems, Inc. ......... 209,338 9,945,648
Halma plc ................. 225,627 7,690,623
Intuit, Inc. ................. 15,514 10,195,956
Microsoft Corp. ............. 79,324 35,453,862
NVIDIA Corp. .............. 308,370 38,096,030
Salesforce, Inc. ............. 18,675 4,801,343
SAP SE .................. 20,252 4,068,132
a
ServiceNow, Inc. ............ 3,941 3,100,266
Texas Instruments, Inc. ....... 16,105 3,132,906
a
Xero Ltd. .................. 87,761 7,936,797
199,510,018
Materials 3.2%
BlueScope Steel Ltd. ......... 504,587 6,849,588
Fortescue Ltd. .............. 546,550 7,780,936
Norsk Hydro ASA ........... 396,140 2,469,728
Yara International ASA ....... 238,372 6,869,396
23,969,648
Utilities 1.3%
Edison International ......... 109,015 7,828,367
Severn Trent plc ............ 72,410 2,179,492
10,007,859
Total Common Stocks
(Cost $ 594,521,296 ) ..............
751,696,296
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund , 5.530% ............ 7,654,126 7,654,126
(Cost $7,654,126)
a
Total Investments 100 .6%
(Cost $ 602,175,422 ) .............
$759,350,422
Other Assets, less Liabilities ( 0 .6 ) %
(4,551,868)
Net Assets 100.0% ...............
$754,798,554
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $21,266,906.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of June 30, 2024.
e
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 23,847,649
3.2%
Brazil ......................
6,869,395
0.9%
Canada .....................
25,691,243
3.5%
Denmark ....................
11,114,786
1.5%
Finland .....................
7,001,843
0.9%
France .....................
25,496,010
3.4%
Germany ...................
8,739,533
1.1%
Italy .......................
2,305,808
0.3%
Netherlands .................
15,216,207
2.0%
New Zealand ................
21,642,046
2.9%
Norway .....................
12,787,582
1.7%
Sweden ....................
2,490,652
0.3%
United Kingdom ..............
73,729,967
9.6%
United States ................
514,763,575
68.3%
Money Market ................
7,654,126
1.0%
Other assets and liabilities (net)
(4,551,868)
-0.6%
Total $754,798,554 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax International Sustainable Economy Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.5%
Australia 5.0%
ANZ Group Holdings Ltd. ....... 724,720 $ 13,615,823
Aristocrat Leisure Ltd. .......... 302,618 10,021,357
Coles Group Ltd. .............. 207,838 2,354,515
Goodman Group , REIT ......... 142,672 3,291,428
QBE Insurance Group Ltd. ...... 1,282,759 14,807,682
REA Group Ltd. ............... 47,995 6,266,934
Suncorp Group Ltd. ............ 352,059 4,071,211
Transurban Group ............. 836,250 6,897,036
61,325,986
Austria 1.2%
Mondi plc ................... 172,280 3,306,976
Verbund AG ................. 129,199 10,222,529
13,529,505
Belgium 0.9%
Ageas SA/NV ................ 51,357 2,343,254
KBC Group NV ............... 126,103 8,885,529
11,228,783
Brazil 0.2%
Yara International ASA ......... 82,141 2,367,136
China 0.6%
Prosus NV .................. 202,993 7,218,124
Denmark 4.6%
AP Moller - Maersk A/S , A ....... 1,444 2,450,204
Novo Nordisk A/S , B ........... 283,987 40,634,243
a
Orsted A/S , Reg S ............. 47,804 2,539,418
ROCKWOOL A/S , B ........... 16,129 6,538,362
a
Vestas Wind Systems A/S ....... 138,574 3,213,249
55,375,476
Finland 2.1%
Nokia OYJ .................. 4,332,007 16,487,897
Wartsila OYJ Abp ............. 455,229 8,825,197
25,313,094
France 8.2%
AXA SA ..................... 244,454 8,011,058
BNP Paribas SA .............. 356,363 22,790,164
Carrefour SA ................. 906,458 12,844,743
Cie Generale des Etablissements
Michelin SCA ............... 122,737 4,743,921
Credit Agricole SA ............. 774,715 10,578,436
Danone SA .................. 85,685 5,248,188
Dassault Systemes SE ......... 443,081 16,660,278
Hermes International SCA ....... 1,035 2,390,462
L'Oreal SA .................. 12,686 5,583,940
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 8,406,545
97,257,735
Germany 5.9%
Beiersdorf AG ................ 16,311 2,387,374
Commerzbank AG ............. 632,658 9,596,310
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Deutsche Boerse AG ........... 15,036 $ 3,073,307
Heidelberg Materials AG ........ 117,388 12,134,884
Henkel AG & Co. KGaA ......... 30,178 2,374,318
Knorr-Bremse AG ............. 65,498 5,006,335
Merck KGaA ................. 108,623 17,963,566
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 15,306,132
Puma SE ................... 54,391 2,498,180
70,340,406
Hong Kong 2.4%
AIA Group Ltd. ............... 2,416,600 16,350,111
Hang Seng Bank Ltd. .......... 523,200 6,726,443
MTR Corp. Ltd. ............... 1,360,280 4,293,626
27,370,180
Ireland 0.9%
Kingspan Group plc ........... 121,649 10,338,668
Italy 2.6%
Assicurazioni Generali SpA ...... 777,924 19,365,620
Intesa Sanpaolo SpA ........... 1,675,363 6,226,342
Moncler SpA ................. 56,652 3,475,255
Poste Italiane SpA , Reg S ....... 196,630 2,502,027
31,569,244
Japan 21.6%
Aeon Co. Ltd. ................ 109,300 2,339,347
Astellas Pharma, Inc. .......... 876,900 8,651,273
Brother Industries Ltd. .......... 134,000 2,367,003
Concordia Financial Group Ltd. ... 404,500 2,396,045
Dai Nippon Printing Co. Ltd. ..... 71,800 2,422,576
Daifuku Co. Ltd. .............. 186,400 3,500,951
Daiichi Sankyo Co. Ltd. ......... 116,900 4,062,713
Daiwa House Industry Co. Ltd. ... 93,200 2,372,861
FANUC Corp. ................ 303,900 8,342,884
FUJIFILM Holdings Corp. ....... 209,600 4,916,524
Fujitsu Ltd. .................. 1,156,000 18,130,107
Hitachi Ltd. .................. 743,500 16,740,889
Hoya Corp. .................. 27,900 3,262,608
KDDI Corp. .................. 775,200 20,536,217
MatsukiyoCocokara & Co. ....... 284,300 4,082,659
Mazda Motor Corp. ............ 240,000 2,313,842
Mitsubishi Chemical Group Corp. . 437,500 2,437,657
Mitsubishi Estate Co. Ltd. ....... 207,600 3,268,334
Mitsui Fudosan Co. Ltd. ........ 272,400 2,507,147
Mizuho Financial Group, Inc. ..... 183,500 3,862,197
MS&AD Insurance Group Holdings,
Inc. ...................... 112,500 2,511,677
NEC Corp. .................. 150,400 12,401,469
Nomura Research Institute Ltd. ... 124,000 3,504,703
Oriental Land Co. Ltd. .......... 335,300 9,369,665
ORIX Corp. .................. 562,000 12,456,102
Recruit Holdings Co. Ltd. ....... 217,700 11,713,821
Renesas Electronics Corp. ...... 196,200 3,720,864
Secom Co. Ltd. ............... 39,500 2,339,349
Sekisui Chemical Co. Ltd. ....... 249,400 3,462,322

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Shiseido Co. Ltd. ............. 79,900 $ 2,277,084
SoftBank Corp. ............... 1,585,500 19,390,694
Sompo Holdings, Inc. .......... 182,400 3,907,683
Sumitomo Mitsui Financial Group,
Inc. ...................... 64,100 4,302,708
Sumitomo Mitsui Trust Holdings,
Inc. ...................... 102,500 2,355,572
T&D Holdings, Inc. ............ 138,400 2,417,442
Tokio Marine Holdings, Inc. ...... 65,600 2,465,186
Tokyo Electron Ltd. ............ 101,900 22,305,953
TOTO Ltd. .................. 121,600 2,864,814
Unicharm Corp. ............... 108,600 3,489,886
West Japan Railway Co. ........ 128,200 2,392,147
Yamaha Motor Co. Ltd. ......... 837,300 7,784,213
Yamato Holdings Co. Ltd. ....... 211,800 2,334,014
Yokogawa Electric Corp. ........ 120,000 2,914,330
261,195,532
Netherlands 4.6%
ASML Holding NV ............. 34,983 35,653,496
ING Groep NV ............... 221,054 3,798,296
Koninklijke Ahold Delhaize NV .... 286,608 8,434,041
Universal Music Group NV ...... 141,071 4,196,617
Wolters Kluwer NV ............ 14,924 2,464,523
54,546,973
New Zealand 0.7%
Spark New Zealand Ltd. ........ 958,454 2,428,584
a
Xero Ltd. .................... 69,215 6,259,562
8,688,146
Norway 0.6%
Norsk Hydro ASA ............. 599,692 3,738,770
Telenor ASA ................. 251,372 2,865,222
6,603,992
Singapore 1.3%
Keppel Ltd. .................. 890,200 4,231,573
Singapore Exchange Ltd. ....... 338,700 2,361,895
United Overseas Bank Ltd. ...... 439,100 10,128,424
16,721,892
Spain 3.1%
Amadeus IT Group SA ......... 263,951 17,564,466
Iberdrola SA ................. 1,521,024 19,735,169
37,299,635
Sweden 3.5%
Alfa Laval AB ................ 73,361 3,212,600
Assa Abloy AB , B ............. 239,914 6,794,496
Atlas Copco AB , A ............. 684,860 12,859,107
Atlas Copco AB , B ............. 498,810 8,054,433
Epiroc AB , B ................. 321,347 5,898,588
Nibe Industrier AB , B ........... 741,838 3,128,735
39,947,959
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland 8.7%
ABB Ltd. .................... 400,109 $ 22,186,413
Banque Cantonale Vaudoise ..... 21,883 2,321,843
DSM-Firmenich AG ............ 24,230 2,728,423
Givaudan SA ................. 774 3,666,143
Kuehne + Nagel International AG . 20,301 5,842,266
Lonza Group AG .............. 13,110 7,137,149
Novartis AG ................. 297,122 31,635,075
Sika AG .................... 34,865 9,952,555
Sonova Holding AG ............ 46,911 14,451,714
Swisscom AG ................ 5,710 3,210,822
103,132,403
United Kingdom 14.3%
3i Group plc ................. 112,769 4,346,220
Associated British Foods plc ..... 132,279 4,130,262
AstraZeneca plc .............. 206,710 32,170,910
Auto Trader Group plc , Reg S .... 267,903 2,696,490
BT Group plc ................ 4,308,322 7,638,021
Burberry Group plc ............ 219,591 2,438,575
HSBC Holdings plc ............ 3,258,908 28,130,929
J Sainsbury plc ............... 1,595,492 5,140,445
Lloyds Banking Group plc ....... 24,414,921 16,839,356
National Grid plc .............. 930,191 10,386,643
Reckitt Benckiser Group plc ..... 98,519 5,329,804
RELX plc ................... 494,308 22,648,645
Sage Group plc (The) .......... 233,379 3,197,366
Spirax Group plc .............. 34,090 3,653,750
Tesco plc ................... 4,904,336 18,944,333
Vodafone Group plc ........... 2,649,118 2,344,043
170,035,792
United States 5.5%
CSL Ltd. .................... 123,490 24,216,054
Schneider Electric SE .......... 112,157 26,889,155
Swiss Re AG ................. 120,332 14,918,399
66,023,608
Total Common Stocks
(Cost $ 979,728,811 ) ...............
1,177,430,269
Preferred Stocks 0.6%
Germany 0.6%
Bayerische Motoren Werke AG ,
7.300% ................... 74,835 6,607,953
(Cost $7,508,085)
Total Long Term Investments
(Cost $ 987,236,896 ) ...............
1,184,038,222
a

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.4%
b,c
JPMorgan Prime Money Market
Fund , 5.530% .............. 4,916,612 $ 4,916,612
(Cost $4,916,612)
a
Total Investments 99 .5%
(Cost $ 992,153,508 ) ..............
$1,188,954,834
Other Assets, less Liabilities 0 .5% ..
5,898,958
Net Assets 100.0% ................
$1,194,853,792
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of June 30, 2024.
c
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 71,573,644
6.0%
Consumer Discretionary ........
88,294,880
7.4%
Consumer Staples ............
84,960,940
7.1%
Financials ...................
283,769,422
23.7%
Health Care .................
184,185,305
15.4%
Industrials ...................
228,078,406
19.1%
Information Technology .........
148,519,552
12.4%
Materials ....................
40,332,544
3.4%
Real Estate ..................
11,439,770
1.0%
Utilities .....................
42,883,759
3.6%
Money Market ................
4,916,612
0.4%
Other assets and liabilities (net)
5,898,958
0.5%
Total $1,194,853,792 100.0%

Schedule of Investments (Unaudited), June 30, 2024
Impax Core Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.0%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b ,c
CEI Investments LLC , 4.000%,
10/31/24 ................ 310,612 $ 310,612
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 240,923
701,535
Total Community Investment Notes
(Cost $ 710,612 ) .................
701,535
Corporate Bonds 30 .0%
Communication Services 2.6%
AT&T, Inc. ,
d
5.400%, 2/15/34 .......... 2,250,000 2,251,035
4.350%, 6/15/45 .......... 2,500,000 2,076,877
4.750%, 5/15/46 .......... 775,000 670,951
3.500%, 9/15/53 .......... 1,000,000 679,367
d ,e
CCO Holdings LLC / CCO
Holdings Capital Corp. , 144A,
4.750%, 3/01/30 ........... 1,750,000 1,516,842
e
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .. 370,000 366,892
Comcast Corp. ,
4.600%, 10/15/38 ......... 2,750,000 2,504,724
5.350%, 5/15/53 .......... 800,000 767,433
Discovery Communications LLC ,
3.950%, 3/20/28 ........... 1,500,000 1,402,317
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 2,000,000 2,407,394
d
T-Mobile USA, Inc. , 4.375%,
4/15/40 ................. 2,500,000 2,167,576
Verizon Communications, Inc. ,
4.500%, 8/10/33 .......... 2,000,000 1,881,201
4.812%, 3/15/39 .......... 2,750,000 2,551,858
d
2.650%, 11/20/40 ......... 600,000 413,520
3.400%, 3/22/41 .......... 600,000 459,088
Warnermedia Holdings, Inc. ,
6.412%, 3/15/26 ........... 500,000 500,031
22,617,106
Consumer Discretionary 1.3%
e
1011778 BC ULC / New Red
Finance, Inc. , 144A, 6.125%,
6/15/29 ................. 1,000,000 1,004,360
Amazon.com, Inc. ,
2.875%, 5/12/41 .......... 800,000 588,521
2.500%, 6/03/50 .......... 1,000,000 612,102
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 775,790
Aptiv plc / Aptiv Corp. , 3.250%,
3/01/32 ................. 750,000 650,593
e
Expedia Group, Inc. , 144A,
6.250%, 5/01/25 ........... 1,000,000 1,001,752
Ford Motor Co. , 3.250%, 2/12/32
1,100,000 909,642
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 1,000,000 $ 989,371
Lowe's Cos., Inc. ,
4.800%, 4/01/26 .......... 1,250,000 1,240,013
5.000%, 4/15/33 .......... 1,000,000 985,157
2.800%, 9/15/41 .......... 750,000 515,144
5.750%, 7/01/53 .......... 750,000 739,559
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 497,919
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 501,712
11,011,635
Consumer Staples 1.9%
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 1,000,000 966,808
144A, 6.500%, 2/15/28 ..... 1,000,000 1,005,586
e
Bacardi Ltd. / Bacardi-Martini BV ,
144A, 5.250%, 1/15/29 ...... 1,500,000 1,480,999
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,183,530
Conagra Brands, Inc. , 5.300%,
11/01/38 ................ 2,250,000 2,119,228
e
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ........... 1,500,000 1,475,837
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 1,750,000 1,568,483
J M Smucker Co. (The) , 4.250%,
3/15/35 ................. 1,500,000 1,345,052
e
Kraft Heinz Foods Co. , 144A,
7.125%, 8/01/39 ........... 2,000,000 2,254,382
e
Nestle Capital Corp. , 144A,
5.100%, 3/12/54 ........... 1,000,000 956,067
e
Post Holdings, Inc. , 144A,
6.250%, 2/15/32 ........... 1,000,000 1,002,549
Procter & Gamble Co. (The) ,
4.550%, 1/29/34 ........... 1,000,000 981,745
16,340,266
Financials 9.4%
Aflac, Inc. ,
1.125%, 3/15/26 .......... 1,500,000 1,401,029
3.600%, 4/01/30 .......... 1,000,000 929,822
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 772,918
3.150%, 6/15/31 .......... 1,000,000 867,876
Bank of America Corp. ,
0.981% to 9/24/24, FRN
thereafter , 9/25/25 ......... 2,000,000 1,977,730
2.572% to 10/19/31, FRN
thereafter , 10/20/32 ........ 3,750,000 3,109,536
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 1,000,000 1,029,088
d
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 999,356

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Bank of America Corp.,
(continued)
4.083% to 3/19/50, FRN
thereafter , 3/20/51 ......... 1,000,000 $ 799,226
Bank of Montreal , 5.717%,
9/25/28 ................. 2,500,000 2,551,400
Bank of New York Mellon Corp.
(The) ,
6.317% to 10/24/28, FRN
thereafter , 10/25/29 ........ 1,000,000 1,045,498
5.834% to 10/24/32, FRN
thereafter , 10/25/33 ........ 1,000,000 1,035,801
Block, Inc. ,
3.500%, 6/01/31 .......... 1,000,000 863,415
e
144A, 6.500%, 5/15/32 ..... 1,000,000 1,014,640
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 893,015
c
Calvert Impact Capital, Inc. ,
3.000%, 3/14/25 ........... 1,000,000 1,000,000
Chubb INA Holdings LLC ,
5.000%, 3/15/34 .......... 2,000,000 1,981,045
2.850%, 12/15/51 ......... 250,000 164,229
Citigroup, Inc. ,
1.281% to 11/02/24, FRN
thereafter , 11/03/25 ........ 1,500,000 1,476,722
2.014% to 1/24/25, FRN
thereafter , 1/25/26 ......... 2,000,000 1,957,329
d
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter , 1/23/30 ......... 1,500,000 1,495,612
Fiserv, Inc. , 5.625%, 8/21/33 ...
1,750,000 1,765,600
Ford Motor Credit Co. LLC ,
4.950%, 5/28/27 ........... 500,000 488,298
Goldman Sachs Group, Inc. (The) ,
0.855% to 2/11/25, FRN
thereafter , 2/12/26 ......... 500,000 485,009
5.851% to 4/24/34, FRN
thereafter , 4/25/35 ......... 2,000,000 2,049,458
3.21% to 4/21/41, FRN
thereafter , 4/22/42 ......... 750,000 554,912
e
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. ,
144A, 6.375%, 7/01/34 ...... 1,000,000 979,909
e
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 2,000,000 2,081,776
ING Groep NV , 3.869% to
3/27/25, FRN thereafter , 3/28/26 1,500,000 1,478,455
John Deere Capital Corp. ,
2.000%, 6/17/31 ........... 1,750,000 1,444,562
JPMorgan Chase & Co. ,
0.768% to 8/08/24, FRN
thereafter , 8/09/25 ......... 2,000,000 1,989,123
2.947% to 2/23/27, FRN
thereafter , 2/24/28 ......... 1,000,000 942,107
5.581% to 4/21/29, FRN
thereafter , 4/22/30 ......... 1,000,000 1,016,070
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
JPMorgan Chase & Co.,
(continued)
5.336% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 $ 994,445
d
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 1,000,000 1,026,391
3.964% to 11/14/47, FRN
thereafter , 11/15/48 ........ 1,000,000 795,079
M&T Bank Corp. , 7.413% to
10/29/28, FRN thereafter ,
10/30/29 ................ 1,000,000 1,052,479
MetLife, Inc. ,
4.875%, 11/13/43 ......... 1,000,000 912,114
5.250%, 1/15/54 .......... 1,000,000 951,953
e
Metropolitan Life Global Funding
I , Secured Note , 144A, 0.950%,
7/02/25 ................. 3,000,000 2,870,900
Morgan Stanley ,
5.652% to 4/12/27, FRN
thereafter , 4/13/28 ......... 2,000,000 2,020,266
5.831% to 4/18/34, FRN
thereafter , 4/19/35 ......... 1,000,000 1,025,456
4.457% to 4/21/38, FRN
thereafter , 4/22/39 ......... 1,000,000 894,399
6.375%, 7/24/42 .......... 1,000,000 1,100,500
Nasdaq, Inc. ,
5.350%, 6/28/28 .......... 500,000 504,695
5.550%, 2/15/34 .......... 1,000,000 1,001,850
National Bank of Canada ,
5.600%, 12/18/28 .......... 2,000,000 2,021,899
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 1,000,000 937,797
PNC Financial Services Group,
Inc. (The) , 6.615% to 10/19/26,
FRN thereafter , 10/20/27 .... 2,000,000 2,049,096
Principal Financial Group, Inc. ,
5.375%, 3/15/33 .......... 2,000,000 1,998,134
5.500%, 3/15/53 .......... 1,000,000 958,744
Progressive Corp. (The) , 3.200%,
3/26/30 ................. 1,500,000 1,367,226
Prudential Financial, Inc. ,
1.500%, 3/10/26 .......... 250,000 235,218
5.800%, 11/16/41 ......... 1,000,000 1,005,460
Royal Bank of Canada ,
3.970%, 7/26/24 .......... 1,000,000 998,826
4.950%, 4/25/25 .......... 2,000,000 1,990,818
5.150%, 2/01/34 .......... 2,000,000 1,985,361
Toronto-Dominion Bank (The) ,
4.456%, 6/08/32 ........... 2,800,000 2,639,762
Travelers Cos., Inc. (The) ,
6.250%, 6/15/37 .......... 1,000,000 1,080,058
5.450%, 5/25/53 .......... 1,000,000 1,001,830
Truist Financial Corp. , 5.122% to
1/25/33, FRN thereafter , 1/26/34 2,000,000 1,916,406
Unum Group , 6.000%, 6/15/54 .
1,000,000 961,349
e
USAA Capital Corp. , 144A,
2.125%, 5/01/30 ........... 1,000,000 853,698

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
c ,e
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 1,000,000 $ 1,041,489
82,834,264
Health Care 3.4%
AbbVie, Inc. ,
4.800%, 3/15/29 .......... 1,000,000 996,342
4.250%, 11/21/49 ......... 1,500,000 1,250,932
5.400%, 3/15/54 .......... 500,000 494,772
Agilent Technologies, Inc. ,
2.300%, 3/12/31 ........... 2,000,000 1,668,292
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 463,451
6.400%, 2/01/39 .......... 2,000,000 2,138,812
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 1,000,000 952,469
Becton Dickinson & Co. ,
5.110%, 2/08/34 .......... 1,000,000 985,608
4.669%, 6/06/47 .......... 1,000,000 872,503
CVS Health Corp. ,
5.125%, 7/20/45 .......... 1,000,000 880,830
5.875%, 6/01/53 .......... 1,000,000 958,939
Elevance Health, Inc. ,
2.375%, 1/15/25 .......... 1,000,000 982,865
1.500%, 3/15/26 .......... 500,000 469,169
2.250%, 5/15/30 .......... 1,000,000 857,197
5.650%, 6/15/54 .......... 1,500,000 1,484,958
HCA, Inc. ,
5.450%, 4/01/31 .......... 1,500,000 1,499,342
7.500%, 11/06/33 ......... 1,000,000 1,111,311
e
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 ................ 1,000,000 935,930
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 723,460
Laboratory Corp. of America
Holdings , 1.550%, 6/01/26 ... 1,000,000 929,539
Merck & Co., Inc. , 2.350%,
6/24/40 ................. 1,000,000 682,931
Novant Health, Inc. , 2.637%,
11/01/36 ................ 1,500,000 1,135,774
Pfizer Investment Enterprises Pte.
Ltd. , 4.650%, 5/19/25 ....... 1,000,000 993,174
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 866,580
e
Solventum Corp. , 144A, 5.600%,
3/23/34 ................. 1,500,000 1,473,894
UnitedHealth Group, Inc. ,
2.750%, 5/15/40 .......... 500,000 359,490
5.375%, 4/15/54 .......... 1,500,000 1,458,226
Zoetis, Inc. ,
3.000%, 9/12/27 .......... 1,000,000 938,211
3.900%, 8/20/28 .......... 1,000,000 955,055
29,520,056
Industrials 3.4%
AGCO Corp. , 5.800%, 3/21/34 .
1,500,000 1,494,969
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 $ 512,648
Burlington Northern Santa Fe
LLC , 5.500%, 3/15/55 ...... 1,000,000 1,002,555
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 613,516
Capital Impact Partners ,
c
2.300%, 10/15/24 ......... 500,000 494,437
6.000%, 3/15/25 .......... 500,000 498,203
Carrier Global Corp. , 3.377%,
4/05/40 ................. 500,000 387,111
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 1,000,000 1,003,490
CNH Industrial Capital LLC ,
5.500%, 1/12/29 ........... 1,000,000 1,010,955
Concentrix Corp. , 6.600%,
8/02/28 ................. 2,000,000 2,025,069
Cummins, Inc. , 7.125%, 3/01/28
1,000,000 1,072,940
Doris Duke Charitable Foundation
(The) , 2020 , 2.345%, 7/01/50 . 1,000,000 592,441
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 1,007,247
Ford Foundation (The) , 2020 ,
2.415%, 6/01/50 ........... 750,000 451,092
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,000,000 997,503
IDEX Corp. , 3.000%, 5/01/30 ..
1,250,000 1,103,049
c
Local Initiatives Support Corp. ,
1.000%, 11/15/25 .......... 1,000,000 905,696
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 192,740
A , 3.957%, 3/01/52 ........ 750,000 615,176
Norfolk Southern Corp. ,
2.300%, 5/15/31 .......... 1,500,000 1,260,707
5.350%, 8/01/54 .......... 1,000,000 954,422
nVent Finance SARL , 2.750%,
11/15/31 ................ 1,500,000 1,235,480
Owens Corning , 4.400%, 1/30/48
625,000 504,027
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,744,673
Raza Development Fund, Inc. ,
3.534%, 7/01/34 ........... 1,000,000 823,483
Republic Services, Inc. , 5.200%,
11/15/34 ................ 2,000,000 1,986,320
Rockwell Automation, Inc. ,
1.750%, 8/15/31 ........... 1,000,000 807,517
c
Tesla Energy Operations, Inc. ,
4.700%, 5/29/25 ........... 2,000,000 1,916,504
Union Pacific Corp. ,
3.200%, 5/20/41 .......... 1,000,000 757,020
4.950%, 5/15/53 .......... 1,000,000 932,514
e
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 615,580
Xylem, Inc. ,
2.250%, 1/30/31 .......... 700,000 587,777

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
Xylem, Inc., (continued)
4.375%, 11/01/46 ......... 283,000 $ 235,005
30,341,866
Information Technology 1.7%
e
Broadcom, Inc. , 144A, 4.926%,
5/15/37 ................. 2,000,000 1,881,990
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 2,500,000 2,660,137
Crowdstrike Holdings, Inc. ,
3.000%, 2/15/29 ........... 1,000,000 902,461
Hewlett Packard Enterprise Co. ,
6.200%, 10/15/35 ......... 1,250,000 1,318,508
6.350%, 10/15/45 ......... 1,000,000 1,051,390
e
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,000,000 1,016,209
KLA Corp. , 4.700%, 2/01/34 ...
2,000,000 1,944,597
d
NXP BV / NXP Funding LLC /
NXP USA, Inc. , 5.000%, 1/15/33 2,300,000 2,243,906
d
QUALCOMM, Inc. , 6.000%,
5/20/53 ................. 1,000,000 1,079,570
Vontier Corp. , 2.950%, 4/01/31 .
1,250,000 1,043,361
15,142,129
Materials 0.4%
Ball Corp. , 6.875%, 3/15/28 ....
1,000,000 1,027,371
Dow Chemical Co. (The) , 5.600%,
2/15/54 ................. 500,000 481,347
e
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 . 1,000,000 894,985
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 1,000,000 995,223
Steel Dynamics, Inc. , 3.250%,
10/15/50 ................ 750,000 494,894
3,893,820
Real Estate 1.9%
d
Alexandria Real Estate Equities,
Inc. , 5.250%, 5/15/36 ....... 2,000,000 1,926,161
American Tower Corp. , 5.900%,
11/15/33 ................ 3,250,000 3,329,889
Century Housing Corp. ,
6.100%, 10/15/24 ......... 500,000 500,560
4.500%, 2/15/26 .......... 1,000,000 967,956
Kimco Realty OP LLC , 4.600%,
2/01/33 ................. 2,750,000 2,580,619
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.750%, 7/15/34 ........... 1,000,000 988,165
Prologis LP , 5.125%, 1/15/34 ...
3,000,000 2,966,193
Welltower OP LLC ,
3.850%, 6/15/32 .......... 1,086,000 978,625
6.500%, 3/15/41 .......... 2,321,000 2,506,951
16,745,119
a a
Shares/
Principal
a
Value
a a a a
Utilities 4.0%
AES Corp. (The) ,
5.450%, 6/01/28 .......... 1,000,000 $ 998,110
2.450%, 1/15/31 .......... 1,000,000 823,756
American Water Capital Corp. ,
2.800%, 5/01/30 ........... 3,000,000 2,642,877
Avangrid, Inc. , 3.200%, 4/15/25 .
1,000,000 979,340
e
Clearway Energy Operating LLC ,
144A, 3.750%, 2/15/31 ...... 2,000,000 1,746,521
Consolidated Edison Co. of New
York, Inc. , 20A , 3.350%, 4/01/30 1,000,000 918,649
DTE Electric Co. ,
3.950%, 3/01/49 .......... 1,000,000 788,923
A , 1.900%, 4/01/28 ........ 1,500,000 1,345,473
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 1,010,892
Georgia Power Co. , A , 3.250%,
3/15/51 ................. 1,000,000 680,785
e
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................. 1,500,000 1,341,951
MidAmerican Energy Co. ,
3.100%, 5/01/27 .......... 1,000,000 954,221
3.650%, 4/15/29 .......... 1,000,000 946,099
2.700%, 8/01/52 .......... 2,000,000 1,205,479
e
Niagara Mohawk Power Corp. ,
144A, 5.783%, 9/16/52 ...... 2,000,000 1,959,623
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,930,005
NSTAR Electric Co. , 3.250%,
5/15/29 ................. 3,000,000 2,788,961
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 1,000,000 926,597
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 530,585
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 1,007,206
A-3 , 5.536%, 7/15/47 ...... 2,625,000 2,661,330
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ...... 2,122,630 2,064,401
A-2 , 2.943%, 11/15/42 ...... 1,450,000 1,174,829
A-2 , 5.112%, 12/15/47 ...... 880,000 842,203
Southern Power Co. ,
4.150%, 12/01/25 ......... 1,000,000 982,730
0.900%, 1/15/26 .......... 500,000 466,216
Southwestern Public Service Co. ,
8 , 3.150%, 5/01/50 ......... 1,500,000 958,642
Union Electric Co. , 2.150%,
3/15/32 ................. 1,000,000 804,264
35,480,668
Total Corporate Bonds
(Cost $ 277,070,068 ) ..............
263,926,929
Foreign Government and Agency Securities 3.0%
e
BNG Bank NV , 144A, 0.500%,
11/24/25 ................ 250,000 234,815

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Shares/
Principal
a
Value
a a a a
Foreign Government and Agency Securities
(continued)
e
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 $ 2,462,101
e
Kommunalbanken A/S ,
144A, 0.500%, 10/21/24 ..... 500,000 492,830
144A, 4.625%, 10/24/25 ..... 500,000 496,959
144A, 1.125%, 10/26/26 ..... 1,500,000 1,380,712
144A, 1.125%, 6/14/30 ...... 1,000,000 820,132
Kreditanstalt fuer Wiederaufbau ,
0.500%, 9/20/24 ........... 1,000,000 989,333
2.000%, 5/02/25 ........... 3,000,000 2,922,698
3.125%, 6/10/25 ........... 2,000,000 1,963,363
0.375%, 7/18/25 ........... 1,000,000 952,617
0.625%, 1/22/26 ........... 5,000,000 4,681,754
1.000%, 10/01/26 .......... 1,500,000 1,383,850
4.750%, 10/29/30 .......... 2,000,000 2,036,787
4.125%, 7/15/33 ........... 4,500,000 4,383,142
e
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 813,552
Total Foreign Government and
Agency Securities
(Cost $ 27,367,389 ) ...............
26,014,645
U.S. Government and Agency Securities 18.8%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,758,130
2.500%, 4/14/36 ........... 3,000,000 2,351,259
FHLB , 0.520%, 2/12/26 .......
500,000 465,654
U.S. Treasury Bonds ,
5.000%, 5/15/37 ........... 2,000,000 2,124,453
d
4.625%, 5/15/44 ........... 45,000,000 44,922,656
Index Linked, 1.000%, 2/15/48 1,000,000 974,590
4.625%, 5/15/54 ........... 30,000,000 30,419,531
U.S. Treasury Notes ,
Index Linked, 0.625%, 1/15/26 3,000,000 3,830,437
4.500%, 5/15/27 ........... 25,000,000 24,969,727
Index Linked, 0.375%, 7/15/27 4,000,000 4,866,519
4.625%, 4/30/29 ........... 33,000,000 33,384,141
4.625%, 5/31/31 ........... 8,000,000 8,131,250
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 1,214,286 1,155,820
FRN, 5.500%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 750,000 750,000
1.650%, 4/15/28 ........... 500,000 452,841
FRN, 5.490%, ( 3-month U.S.
Treasury Bill Rate ), 3/15/30 .. 1,642,857 1,642,857
1.440%, 4/15/28 ........... 1,000,000 899,776
3.130%, 4/15/28 ........... 1,000,000 946,781
Total U.S. Government and Agency
Securities
(Cost $ 165,665,155 ) ..............
165,046,422
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities 5.3%
Consumer Staples 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 . ......... 315,333 $ 316,196
Financials 4.7%
e
College Ave Student Loans LLC ,
2021-B , A2 , 144A, 1.760%,
6/25/52 ................. 301,805 268,057
2024-B , A1A , 144A, 5.690%,
8/25/54 ................. 1,750,000 1,760,409
e
FHF Issuer Trust , 2024-1A , A2 ,
144A, 5.690%, 2/15/30 . ..... 833,000 832,446
e
Foundation Finance Trust ,
2019-1A , A , 144A, 3.860%,
11/15/34 ................ 9,160 9,148
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,788,702 1,774,087
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 677,228 687,042
e
Frontier Issuer LLC ,
2023-1 , A2 , 144A, 6.600%,
8/20/53 ................. 1,000,000 1,008,039
2024-1 , A2 , 144A, 6.190%,
6/20/54 ................. 1,750,000 1,755,177
e
GoodLeap Sustainable Home
Solutions Trust , 2022-2CS , A ,
144A, 4.000%, 4/20/49 . ..... 2,212,614 1,973,478
e
HPEFS Equipment Trust , 2024-
1A , D , 144A, 5.820%, 11/20/31 . 1,500,000 1,501,910
e
Loanpal Solar Loan Ltd. ,
2021-1GS , A , 144A, 2.290%,
1/20/48 ................. 773,901 623,157
2021-2GS , A , 144A, 2.220%,
3/20/48 ................. 503,610 396,103
e
Mill City Solar Loan Ltd. ,
2019-1A , A , 144A, 4.340%,
3/20/43 ................. 404,745 372,626
2019-2GS , A , 144A, 3.690%,
7/20/43 ................. 441,609 392,548
e
Mosaic Solar Loan Trust ,
2017-1A , A , 144A, 4.450%,
6/20/42 ................. 322,588 309,288
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 404,089 377,278
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 1,070,294 986,640
2019-1A , A , 144A, 4.370%,
12/21/43 ................ 476,863 443,083
2019-2A , A , 144A, 2.880%,
9/20/40 ................. 336,686 294,894
2020-1A , A , 144A, 2.100%,
4/20/46 ................. 356,187 308,077
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 743,438 624,218
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 557,849 514,776
2021-1A , A , 144A, 1.510%,
12/20/46 ................ 693,319 573,578

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
e
Mosaic Solar Loan Trust,
(continued)
2021-2A , B , 144A, 2.090%,
4/22/47 ................. 644,565 $ 487,154
2022-3A , A , 144A, 6.100%,
6/20/53 ................. 1,995,179 2,016,134
e
OneMain Financial Issuance
Trust , 2024-1A , A , 144A,
5.790%, 5/14/41 . .......... 1,250,000 1,279,863
e
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 1,018,396 790,609
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 958,649 960,397
2023-10B , 1 , 5.688%, 9/10/33 1,098,609 1,125,508
2024-10A , 1 , 5.035%, 3/10/34 750,000 747,039
e
Service Experts Issuer LLC ,
2021-1A , A , 144A, 2.670%,
2/02/32 ................. 710,467 672,102
2024-1A , A , 144A, 6.390%,
11/20/35 ................ 1,500,000 1,511,092
e
SoFi Professional Loan Program
LLC ,
2017-D , BFX , 144A, 3.610%,
9/25/40 ................. 1,900,000 1,734,070
2017-F , BFX , 144A, 3.620%,
1/25/41 ................. 1,800,000 1,643,740
2018-B , BFX , 144A, 3.830%,
8/25/47 ................. 500,000 459,010
e
Sunnova Helios II Issuer LLC ,
2019-AA , A , 144A, 3.750%,
6/20/46 ................. 1,372,496 1,248,592
2021-B , A , 144A, 1.620%,
7/20/48 ................. 1,989,213 1,710,282
e
Sunnova Helios VII Issuer LLC ,
2021-C , B , 144A, 2.330%,
10/20/48 . ................ 836,164 663,071
e
Sunnova Sol Issuer LLC , 2020-
1A , A , 144A, 3.350%, 2/01/55 . 869,080 746,352
e
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 866,525 815,239
e
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 865,515 790,711
e
Tesla Auto Lease Trust ,
2023-B , B , 144A, 6.570%,
8/20/27 ................. 1,400,000 1,414,765
2024-A , B , 144A, 5.550%,
5/22/28 ................. 750,000 746,687
e
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,233,100 1,091,695
e
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 864,293 797,057
41,237,228
a a a a a
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Industrials 0.2%
e
Avis Budget Rental Car Funding
AESOP LLC , 2023-8A , A , 144A,
6.020%, 2/20/30 . .......... 1,750,000 $ 1,796,680
Real Estate 0.2%
e
SBA Tower Trust , 144A, 1.840%,
4/15/27 . ................. 2,000,000 1,800,338
Utilities 0.1%
e
Sunnova Helios IV Issuer LLC ,
2020-AA , A , 144A, 2.980%,
6/20/47 . ................. 676,747 598,634
e
Sunnova Helios V Issuer LLC ,
2021-A , A , 144A, 1.800%,
2/20/48 . ................. 386,545 309,362
907,996
a a a a a
Total Asset-Backed Securities
(Cost $ 49,100,508 ) ...............
46,058,438
Commercial Mortgage-Backed Securities 3.5%
Financials 3.5%
FHLMC, Multi-class Certificates ,
2021-P009 , A1 , 1.132%,
1/25/31 ................. 1,403,865 1,239,222
2021-P011 , A1 , 1.204%, 9/25/31 424,304 374,800
2024-P016 , A2 , FRN , 4.606%,
9/25/33 ................. 2,000,000 1,952,162
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 . 3,000,000 2,770,773
KG02 , A2 , 2.412%, 8/25/29 .. 2,000,000 1,798,972
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,651,326
KG07 , A2 , FRN , 3.123%,
8/25/32 ................. 1,750,000 1,558,366
KSG1 , A2 , 1.503%, 9/25/30 .. 651,000 542,055
KSG4 , A2 , FRN , 3.400%,
8/25/32 ................. 2,000,000 1,814,308
FNMA, REMIC ,
2017-M2 , A2 , FRN , 2.919%,
2/25/27 ................. 1,678,266 1,597,663
2018-M13 , A2 , FRN , 3.863%,
9/25/30 ................. 1,318,958 1,252,033
2018-M2 , A2 , FRN , 3.002%,
1/25/28 ................. 1,693,290 1,596,513
2018-M4 , A2 , FRN , 3.166%,
3/25/28 ................. 1,006,399 950,072
2018-M8 , A2 , FRN , 3.412%,
6/25/28 ................. 1,805,889 1,712,754
2019-M1 , A2 , FRN , 3.665%,
9/25/28 ................. 1,709,067 1,632,136
2019-M9 , A2 , 2.937%, 6/25/29 1,646,080 1,521,472
2021-M1S , A2 , FRN , 1.429%,
12/25/30 ................ 2,700,000 2,212,157
2023-M1S , A2 , FRN , 4.651%,
4/25/33 ................. 2,500,000 2,445,853

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Shares/
Principal
a
Value
a a a a
Commercial Mortgage-Backed Securities
(continued)
Financials (continued)
GNMA ,
2013-101 , AF , FRN , 2.829%,
9/16/50 ................. 495,057 $ 479,045
2014-164 , AN , FRN , 3.101%,
3/16/55 ................. 565,563 496,000
e
SLG Office Trust , 2021-OVA , A ,
144A, 2.585%, 7/15/41 ...... 1,500,000 1,226,398
30,824,080
a a a a a
Total Commercial Mortgage-Backed
Securities
(Cost $ 33,782,507 ) ...............
30,824,080
Mortgage-Backed Securities 23.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.1%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 2,411,190 2,238,850
FHLMC Pool, 15 Year , 4.000%,
7/01/37 ................. 1,468,102 1,423,288
FHLMC Pool, 30 Year , 3.000%,
12/01/49 ................ 1,543,667 1,333,137
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 2,297,785 1,831,182
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................. 2,437,473 1,993,168
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 3,004,063 2,765,916
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 4,419,138 3,773,484
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 2,441,591 2,247,625
FHLMC Pool, 30 Year , 4.500%,
8/01/52 ................. 1,757,054 1,672,291
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,536,355 3,513,010
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 3,554,954 3,520,785
FHLMC Pool, 30 Year , 3.000%,
1/01/53 ................. 2,721,377 2,318,678
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 5,529,663 5,473,839
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,894,757 2,496,010
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,804,563 2,841,883
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,797,032 1,838,562
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,888,293 2,793,272
FHLMC Pool, 30 Year , 5.500%,
9/01/53 ................. 3,840,611 3,808,557
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 2,982,172 2,943,525
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,960,958 2,862,579
53,689,641
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
15.8%
FNMA, 15 Year , 2.000%, 3/01/36 1,978,083 $ 1,752,367
FNMA, 15 Year , 4.000%, 8/01/37 1,534,844 1,495,745
FNMA, 20 Year , 2.000%, 11/01/40 1,543,003 1,304,191
FNMA, 20 Year , 2.000%, 12/01/40 3,635,139 3,072,476
FNMA, 20 Year , 2.500%, 12/01/40 2,152,719 1,878,679
FNMA, 20 Year , 3.000%, 1/01/42 2,262,830 2,009,349
FNMA, 30 Year , 4.000%, 2/01/41 1,223,587 1,139,699
FNMA, 30 Year , 4.000%, 1/01/42 1,180,659 1,114,691
FNMA, 30 Year , 3.500%, 7/01/43 3,147,953 2,878,560
FNMA, 30 Year , 3.000%, 11/01/46 2,444,956 2,138,268
FNMA, 30 Year , 3.500%, 9/01/49 4,015,579 3,601,247
FNMA, 30 Year , 4.000%, 9/01/49 2,225,558 2,055,305
FNMA, 30 Year , 3.500%, 1/01/50 2,333,133 2,092,402
FNMA, 30 Year , 2.500%, 3/01/50 1,492,229 1,235,933
FNMA, 30 Year , 2.500%, 8/01/50 1,563,179 1,305,391
FNMA, 30 Year , 2.500%, 9/01/50 5,260,330 4,335,223
FNMA, 30 Year , 2.000%, 10/01/50 2,944,818 2,309,754
FNMA, 30 Year , 1.500%, 11/01/50 2,159,003 1,627,045
FNMA, 30 Year , 2.500%, 11/01/50 1,628,269 1,344,492
FNMA, 30 Year , 2.000%, 12/01/50 1,459,564 1,158,802
FNMA, 30 Year , 2.500%, 12/01/50 3,345,281 2,779,372
FNMA, 30 Year , 1.500%, 1/01/51 3,976,782 2,977,448
FNMA, 30 Year , 2.500%, 1/01/51 1,467,831 1,208,489
FNMA, 30 Year , 2.500%, 5/01/51 1,492,120 1,227,320
FNMA, 30 Year , 2.500%, 7/01/51 7,277,821 5,992,466
FNMA, 30 Year , 2.000%, 9/01/51 2,623,397 2,063,139
FNMA, 30 Year , 2.000%, 10/01/51 2,447,273 1,933,465
FNMA, 30 Year , 2.500%, 10/01/51 2,378,403 1,951,394
FNMA, 30 Year , 2.500%, 11/01/51 2,627,121 2,154,227
FNMA, 30 Year , 3.500%, 1/01/52 2,216,557 1,966,020
FNMA, 30 Year , 2.500%, 2/01/52 3,330,151 2,728,717
FNMA, 30 Year , 3.000%, 2/01/52 2,574,086 2,193,069
FNMA, 30 Year , 3.500%, 4/01/52 6,092,964 5,399,754
FNMA, 30 Year , 2.500%, 5/01/52 1,503,624 1,237,581
FNMA, 30 Year , 3.000%, 6/01/52 2,843,402 2,428,369
FNMA, 30 Year , 3.500%, 6/01/52 3,476,088 3,090,962
FNMA, 30 Year , 3.500%, 7/01/52 3,503,878 3,121,693
FNMA, 30 Year , 4.000%, 7/01/52 6,953,826 6,375,207
FNMA, 30 Year , 4.500%, 7/01/52 2,747,739 2,594,907
FNMA, 30 Year , 4.500%, 8/01/52 2,841,017 2,704,464
FNMA, 30 Year , 5.000%, 9/01/52 2,774,575 2,686,460
FNMA, 30 Year , 4.500%, 10/01/52 2,622,693 2,490,318
FNMA, 30 Year , 6.000%, 11/01/52 2,583,319 2,600,419
FNMA, 30 Year , 5.000%, 12/01/52 2,802,426 2,711,413
FNMA, 30 Year , 4.500%, 1/01/53 2,806,232 2,648,001
FNMA, 30 Year , 6.000%, 2/01/53 2,594,307 2,623,461
FNMA, 30 Year , 5.000%, 3/01/53 1,711,623 1,666,589
FNMA, 30 Year , 3.500%, 4/01/53 2,909,114 2,583,594
FNMA, 30 Year , 5.500%, 5/01/53 9,164,874 9,083,000
FNMA, 30 Year , 5.500%, 7/01/53 1,858,797 1,845,695
FNMA, 30 Year , 5.500%, 8/01/53 2,790,079 2,766,974
FNMA, 30 Year , 5.500%, 11/01/53 2,893,729 2,858,158
FNMA, 30 Year , 4.000%, 2/01/54 3,983,688 3,649,045
FNMA, 30 Year , 6.000%, 2/01/54 2,948,017 2,975,669
139,166,478

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed
Rate 1.7%
GNMA I , 3.020%, 9/15/41 ..... 1,546,481 $ 1,383,434
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,691,831 1,424,414
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 5,163,808 4,344,985
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 3,606,287 3,036,153
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 4,966,873 4,330,609
14,519,595
Total Mortgage-Backed Securities
(Cost $ 225,458,666 ) ..............
207,375,714
Residential Mortgage-Backed Securities 2.9%
Financials 2.9%
e
Angel Oak Mortgage Trust ,
2022-2 , A1 , 144A, FRN ,
3.353%, 1/25/67 ........... 1,536,411 1,415,065
2022-5 , A1 , 144A, 4.500%,
5/25/67 ................. 1,631,019 1,591,886
e
Connecticut Avenue Securities
Trust ,
2021-R01 , 1B1 , 144A, FRN ,
8.435%, ( 30-day SOFR Average
+ 3.100% ), 10/25/41 ........ 1,000,000 1,030,572
2021-R01 , 1M2 , 144A, FRN ,
6.885%, ( 30-day SOFR Average
+ 1.550% ), 10/25/41 ........ 609,783 612,700
2022-R08 , 1M1 , 144A, FRN ,
7.885%, ( 30-day SOFR Average
+ 2.550% ), 7/25/42 ........ 1,651,004 1,699,062
2023-R01 , 1M1 , 144A, FRN ,
7.735%, ( 30-day SOFR Average
+ 2.400% ), 12/25/42 ........ 1,247,228 1,284,767
2023-R06 , 1M1 , 144A, FRN ,
7.035%, ( 30-day SOFR Average
+ 1.700% ), 7/25/43 ........ 1,173,289 1,184,600
e
FARM Mortgage Trust , 2024-1 , A ,
144A, FRN , 4.721%, 10/01/53 1,973,491 1,870,891
e
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A, FRN ,
8.550%, ( 30-day SOFR Average
+ 3.214% ), 3/25/50 ........ 884,390 913,637
2022-DNA1 , M1B , 144A, FRN ,
7.185%, ( 30-day SOFR Average
+ 1.850% ), 1/25/42 ........ 1,100,000 1,113,665
2024-DNA2 , M1 , 144A, FRN ,
6.535%, ( 30-day SOFR Average
+ 1.200% ), 5/25/44 ........ 1,684,898 1,688,729
e
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A, FRN ,
2.500%, 7/25/51 ........... 677,485 588,962
2021-6INV , A6 , 144A, FRN ,
2.500%, 8/25/51 ........... 1,393,209 1,205,875
a a
Shares/
Principal
a
Value
a a a a
Residential Mortgage-Backed Securities
(continued)
Financials (continued)
e
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 ,
144A, FRN , 7.335%, ( 30-day
SOFR Average + 2.000% ),
11/25/41 ................ 1,500,000 $ 1,512,813
e
Mello Mortgage Capital
Acceptance , 2021-INV1 , A4 ,
144A, FRN , 2.500%, 6/25/51 . 731,525 632,669
e
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A, FRN ,
4.250%, 12/25/57 .......... 715,496 684,320
2019-5A , A1B , 144A, FRN ,
3.500%, 8/25/59 ........... 403,582 372,423
e
Sequoia Mortgage Trust ,
2018-CH1 , A19 , 144A, FRN ,
4.000%, 3/25/48 ........... 57,956 52,937
2021-4 , A4 , 144A, FRN ,
2.500%, 6/25/51 ........... 1,483,532 1,279,132
2024-2 , A19 , 144A, FRN ,
6.000%, 12/25/53 .......... 1,858,308 1,823,779
2024-3 , A19 , 144A, FRN ,
6.000%, 4/25/54 ........... 1,875,521 1,840,672
e
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A, 3.750%, 1/25/63 . 1,040,105 981,297
25,380,453
a a a a a
Total Residential Mortgage-Backed
Securities
(Cost $ 26,150,668 ) ...............
25,380,453
Municipal Bonds 1.0%
California 0.4%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,595,661
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,381,110
3,976,771
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,909,336
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,208,530
3,117,866

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Shares/
Principal
a
Value
a a a a
Municipal Bonds
(continued)
Oregon 0.2%
State of Oregon , GO , 2022 B ,
4.721%, 5/01/42 ........... 2,000,000 $ 1,888,500
Total Municipal Bonds
(Cost $ 10,001,790 ) ...............
8,983,137
Supranational 9.9%
Council of Europe Development
Bank , 3.000%, 6/16/25 ...... 1,000,000 979,359
European Bank for Reconstruction
& Development ,
1.625%, 9/27/24 ........... 3,000,000 2,972,734
0.500%, 11/25/25 .......... 3,000,000 2,818,942
4.250%, 3/13/34 ........... 1,000,000 980,426
European Investment Bank ,
2.750%, 8/15/25 ........... 2,000,000 1,949,508
1.375%, 3/15/27 ........... 2,000,000 1,835,680
3.875%, 3/15/28 ........... 1,000,000 977,837
1.750%, 3/15/29 ........... 800,000 709,010
0.750%, 9/23/30 ........... 1,000,000 803,461
3.750%, 2/14/33 ........... 3,000,000 2,852,912
Inter-American Development
Bank ,
0.340%, 10/15/24 .......... 4,000,000 3,940,251
1.750%, 3/14/25 ........... 3,000,000 2,926,305
0.625%, 7/15/25 ........... 3,000,000 2,863,881
0.875%, 4/20/26 ........... 2,000,000 1,863,472
1.500%, 1/13/27 ........... 2,000,000 1,850,066
0.625%, 9/16/27 ........... 600,000 529,502
3.500%, 9/14/29 ........... 4,500,000 4,301,329
1.125%, 1/13/31 ........... 3,250,000 2,637,480
3.500%, 4/12/33 ........... 2,000,000 1,859,708
Inter-American Investment Corp. ,
2.625%, 4/22/25 ........... 1,000,000 978,638
International Bank for
Reconstruction & Development ,
1.625%, 1/15/25 ........... 8,000,000 7,841,215
0.625%, 4/22/25 ........... 5,000,000 4,820,199
0.500%, 10/28/25 .......... 500,000 471,378
3.125%, 6/15/27 ........... 2,000,000 1,919,596
0.750%, 11/24/27 .......... 1,000,000 881,028
Zero Cpn., 3/31/28 ......... 4,500,000 4,168,777
1.375%, 4/20/28 ........... 1,500,000 1,336,334
4.625%, 8/01/28 ........... 550,000 552,776
3.875%, 2/14/30 ........... 1,000,000 971,696
4.000%, 7/25/30 ........... 3,000,000 2,930,156
4.000%, 1/10/31 ........... 1,000,000 974,423
4.500%, 4/10/31 ........... 2,000,000 2,006,081
2.750%, 5/31/36 ........... 2,000,000 1,591,032
FRN , 5.718%, ( SOFR Index +
0.370% ), 2/11/31 .......... 2,000,000 1,992,402
e
International Development
Association ,
144A, 0.375%, 9/23/25 ...... 3,200,000 3,021,733
144A, 4.375%, 6/11/29 ...... 800,000 795,691
International Finance Corp. ,
0.375%, 7/16/25 ........... 1,000,000 951,972
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
International Finance Corp.,
(continued)
0.750%, 10/08/26 .......... 2,250,000 $ 2,060,952
4.375%, 1/15/27 ........... 1,000,000 993,237
4.250%, 7/02/29 ........... 2,000,000 2,002,515
Nordic Investment Bank ,
0.375%, 9/20/24 ........... 1,500,000 1,483,401
0.375%, 9/11/25 ........... 3,000,000 2,837,953
Total Supranational
(Cost $ 91,515,198 ) ...............
87,235,048
Total Long Term Investments
(Cost $ 906,822,561 ) ..............
861,546,401
a
a
Certificates of Deposit 0 .1%
c
Walden Mutual Bank , 4.935%,
11/13/24 ................ 500,000 498,892
(Cost $500,000)
— —
Money Market 1.8%
f,g
JPMorgan Prime Money Market
Fund , 5.530% ............ 16,224,580 16,224,580
(Cost $16,224,580)
a
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
f,g
Invesco Government & Agency
Portfolio , 5.240% .......... 323,350 323,350
(Cost $323,350)
a
Total Investments 99 .9%
(Cost $ 923,870,491 ) .............
$878,593,223
a
Payable Upon Return Of Securities
Loaned (0.0) % ...................
(323,350)
Other Assets, less Liabilities 0 .1% .
970,650
Net Assets 100.0% ...............
$879,240,523
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security or partial position of this security was on loan as of June 30,
2024. The total market value of securities on loan as of June 30, 2024 was $13,479,460.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown represents annualized 7-day yield as of June 30, 2024.
g
Institutional Class shares.
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), June 30, 2024
Impax High Yield Bond Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.3%
Healthcare 0.3%
a
Avantor, Inc. ............... 60,790 $ 1,288,748
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 24,783 44,114
Total Common Stocks
(Cost $ 1,044,539 ) ................
1,332,862
b
Preferred Stocks 0.0%
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 3,735 38,171
(Cost $25,102)
BONDS: 96.5%
Community Investment Notes 0 .1%
Community Investment Notes 0.1%
c ,d
CEI Investments LLC , FRN ,
4.000%, 9/30/24 ........... 531,476 531,476
c
Envest Microfinance Cooperative ,
d
5.460%, 10/24/24 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 240,923
922,399
Total Community Investment Notes
(Cost $ 931,476 ) .................
922,399
Corporate Bonds 90 .8%
Automotive 5.1%
e
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,200,000 1,160,610
144A, 5.875%, 6/01/29 ..... 1,925,000 1,900,079
144A, 3.750%, 1/30/31 ..... 1,200,000 1,053,176
Dana, Inc. , 4.500%, 2/15/32 ...
3,650,000 3,137,440
Ford Motor Co. , 3.250%, 2/12/32
3,850,000 3,183,747
Ford Motor Credit Co. LLC ,
3.664%, 9/08/24 .......... 3,000,000 2,985,946
5.125%, 6/16/25 .......... 3,750,000 3,722,865
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,000,000 2,028,514
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 3,750,000 3,710,141
e
ZF North America Capital, Inc. ,
144A, 4.750%, 4/29/25 ..... 1,000,000 988,127
144A, 6.875%, 4/14/28 ..... 1,575,000 1,606,825
144A, 7.125%, 4/14/30 ..... 1,800,000 1,865,471
27,342,941
Banking 0.4%
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 1,997,219
a a
Shares/
Principal
a
Value
a a a a
Basic Industry 7.4%
e
Advanced Drainage Systems,
Inc. ,
144A, 5.000%, 9/30/27 ..... 1,600,000 $ 1,566,274
144A, 6.375%, 6/15/30 ..... 2,450,000 2,461,172
e
Alcoa Nederland Holding BV ,
144A, 7.125%, 3/15/31 ...... 2,000,000 2,057,473
ATI, Inc. ,
7.250%, 8/15/30 .......... 2,000,000 2,067,344
5.125%, 10/01/31 ......... 1,800,000 1,665,831
e
Avient Corp. , 144A, 7.125%,
8/01/30 ................. 2,060,000 2,101,754
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 3,800,000 3,654,172
e
Dycom Industries, Inc. , 144A,
4.500%, 4/15/29 ........... 1,450,000 1,359,133
e
Interface, Inc. , 144A, 5.500%,
12/01/28 ................ 5,455,000 5,143,115
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 3,000,000 3,138,697
Mercer International, Inc. ,
5.500%, 1/15/26 .......... 1,075,000 1,044,143
e
144A, 12.875%, 10/01/28 ... 1,800,000 1,938,490
e
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,135,952
e
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 .... 1,975,000 1,799,068
144A, 9.750%, 11/15/28 .... 1,000,000 1,059,221
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,100,000 1,987,291
e
Standard Industries, Inc. ,
144A, 5.000%, 2/15/27 ..... 2,700,000 2,627,013
144A, 4.375%, 7/15/30 ..... 1,875,000 1,695,660
39,501,803
Capital Goods 8.4%
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,150,000 2,876,009
Ball Corp. ,
6.875%, 3/15/28 .......... 1,100,000 1,130,108
6.000%, 6/15/29 .......... 1,800,000 1,811,920
e
Chart Industries, Inc. , 144A,
7.500%, 1/01/30 ........... 2,000,000 2,069,232
e
EMRLD Borrower LP / Emerald
Co-Issuer, Inc. , 144A, 6.625%,
12/15/30 ................ 2,500,000 2,522,630
e
EnerSys , 144A, 6.625%, 1/15/32 3,000,000 3,053,058
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,021,741
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 3,000,000 3,056,070
e
GrafTech Finance, Inc. , 144A,
4.625%, 12/15/28 .......... 2,850,000 1,810,077
e
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 . 5,400,000 4,832,918
Howmet Aerospace, Inc. ,
5.900%, 2/01/27 .......... 1,075,000 1,088,917
6.750%, 1/15/28 .......... 2,025,000 2,123,298

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
e
Owens-Brockway Glass
Container, Inc. ,
144A, 6.625%, 5/13/27 ..... 1,875,000 $ 1,873,146
144A, 7.250%, 5/15/31 ..... 2,500,000 2,498,785
Regal Rexnord Corp. ,
6.050%, 4/15/28 .......... 1,550,000 1,569,206
6.400%, 4/15/33 .......... 3,450,000 3,532,066
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,000,000 2,985,671
e
Terex Corp. , 144A, 5.000%,
5/15/29 ................. 3,150,000 2,991,569
44,846,421
Consumer Goods 5.1%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,077,364
e
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ........... 5,800,000 5,706,572
e
Lamb Weston Holdings, Inc. ,
144A, 4.125%, 1/31/30 ..... 2,100,000 1,908,338
144A, 4.375%, 1/31/32 ..... 2,100,000 1,874,249
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 2,892,725
Newell Brands, Inc. ,
4.875%, 6/01/25 .......... 1,200,000 1,183,635
6.375%, 9/15/27 .......... 2,275,000 2,250,591
e
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 .... 2,500,000 2,413,844
144A, 4.500%, 9/15/31 ..... 2,000,000 1,793,944
144A, 6.250%, 2/15/32 ..... 2,000,000 2,005,098
e
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 .......... 2,000,000 1,807,492
26,913,852
Financial Services 2.7%
Ally Financial, Inc. ,
Sub. Bond , 5.750%, 11/20/25 3,000,000 2,982,488
Sub. Bond , 6.700%, 2/14/33 . 2,000,000 1,989,582
Block, Inc. ,
2.750%, 6/01/26 .......... 1,075,000 1,016,329
3.500%, 6/01/31 .......... 1,500,000 1,295,123
e
144A, 6.500%, 5/15/32 ..... 2,000,000 2,029,280
OneMain Finance Corp. ,
3.500%, 1/15/27 .......... 1,450,000 1,359,806
6.625%, 1/15/28 .......... 1,125,000 1,130,103
e
PennyMac Financial Services,
Inc. ,
144A, 4.250%, 2/15/29 ..... 1,075,000 978,583
144A, 5.750%, 9/15/31 ..... 1,475,000 1,382,523
14,163,817
Healthcare 8.8%
e
AdaptHealth LLC ,
144A, 6.125%, 8/01/28 ..... 2,075,000 1,983,168
144A, 4.625%, 8/01/29 ..... 2,000,000 1,735,162
e
Avantor Funding, Inc. ,
144A, 4.625%, 7/15/28 ..... 5,600,000 5,333,825
a a
Shares/
Principal
a
Value
a a a a
Healthcare (continued)
e
Avantor Funding, Inc., (continued)
144A, 3.875%, 11/01/29 .... 2,100,000 $ 1,911,352
Centene Corp. ,
4.250%, 12/15/27 ......... 1,075,000 1,027,288
4.625%, 12/15/29 ......... 1,000,000 946,555
e
Cheplapharm Arzneimittel GmbH ,
144A, 5.500%, 1/15/28 ...... 2,525,000 2,340,654
e
Concentra Escrow Issuer Corp. ,
144A, 6.875%, 7/15/32 ...... 450,000 456,485
Encompass Health Corp. ,
4.750%, 2/01/30 ........... 2,875,000 2,692,082
e
Endo Finance Holdings, Inc. ,
144A, 8.500%, 4/15/31 ...... 3,000,000 3,099,681
HCA, Inc. , 7.500%, 11/06/33 ...
3,100,000 3,445,064
e
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 ................ 3,000,000 2,807,791
e
IQVIA, Inc. , 144A, 5.000%,
5/15/27 ................. 2,750,000 2,685,510
e
Medline Borrower LP , 144A,
5.250%, 10/01/29 .......... 1,975,000 1,886,326
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,243,816
e
Pediatrix Medical Group, Inc. ,
144A, 5.375%, 2/15/30 ...... 2,000,000 1,770,220
e
Prestige Brands, Inc. , 144A,
5.125%, 1/15/28 ........... 2,175,000 2,117,085
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 3,600,000 3,526,213
6.125%, 6/15/30 .......... 3,925,000 3,903,403
46,911,680
Insurance 4.0%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 5,000,000 5,055,221
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,000,000 3,037,211
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 2,750,000 2,731,574
e
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 2,974,982
144A, 7.375%, 1/31/32 ..... 2,000,000 2,029,414
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,621,462
21,449,864
Leisure 2.4%
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 4,000,000 4,021,904

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares/
Principal
a
Value
a a a a
Leisure (continued)
e
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer , 144A,
4.875%, 5/15/29 ........... 3,600,000 $ 3,379,272
e
Viking Cruises Ltd. , 144A,
9.125%, 7/15/31 ........... 2,000,000 2,167,749
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 3,150,000 3,083,620
12,652,545
Media 9.4%
e
AMC Networks, Inc. , 144A,
10.250%, 1/15/29 .......... 2,000,000 1,972,270
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 4,050,000 3,982,774
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,612,193
e
144A, 5.125%, 5/01/27 ..... 1,075,000 1,033,028
e
144A, 5.375%, 6/01/29 ..... 3,275,000 2,982,508
e
144A, 4.750%, 3/01/30 ..... 9,375,000 8,125,937
e
144A, 7.375%, 3/01/31 ..... 2,000,000 1,973,260
Cimpress plc , 7.000%, 6/15/26 .
1,925,000 1,925,472
e
Clear Channel Outdoor Holdings,
Inc. , 144A, 5.125%, 8/15/27 .. 3,000,000 2,867,835
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ...... 4,500,000 4,236,396
e
Gray Television, Inc. ,
144A, 10.500%, 7/15/29 .... 2,000,000 2,012,719
144A, 4.750%, 10/15/30 .... 1,500,000 901,487
144A, 5.375%, 11/15/31 .... 1,500,000 851,544
e
Nexstar Media, Inc. , 144A,
5.625%, 7/15/27 ........... 3,000,000 2,852,302
e
Sirius XM Radio, Inc. ,
144A, 4.000%, 7/15/28 ..... 2,500,000 2,260,621
144A, 5.500%, 7/01/29 ..... 2,075,000 1,950,745
144A, 4.125%, 7/01/30 ..... 2,025,000 1,731,256
TEGNA, Inc. , 5.000%, 9/15/29 .
3,000,000 2,652,054
e
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 2,000,000 1,952,266
144A, 8.500%, 7/31/31 ..... 2,000,000 1,944,279
49,820,946
Pfd-Banking 1.0%
Bank of America Corp. , MM ,
Junior Sub. Bond , 4.300%
to 1/27/25, FRN thereafter ,
Perpetual ................ 5,200,000 5,117,555
Real Estate 6.7%
e
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
10.500%, 1/15/28 .......... 1,679,173 1,722,983
e
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. ,
144A, 6.375%, 7/01/34 ...... 2,000,000 1,959,819
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
e
HAT Holdings I LLC / HAT
Holdings II LLC ,
144A, 6.000%, 4/15/25 ..... 1,475,000 $ 1,474,792
144A, 3.375%, 6/15/26 ..... 3,250,000 3,067,697
144A, 8.000%, 6/15/27 ..... 3,000,000 3,122,664
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,925,000 1,845,582
144A, 4.875%, 9/15/29 ..... 5,050,000 4,762,720
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,000,000 3,324,089
5.000%, 3/01/31 .......... 1,500,000 1,227,989
MPT Operating Partnership LP /
MPT Finance Corp. , 5.250%,
8/01/26 ................. 1,500,000 1,364,397
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 2,500,000 2,254,831
e
Rithm Capital Corp. ,
144A, 6.250%, 10/15/25 .... 2,500,000 2,491,507
144A, 8.000%, 4/01/29 ..... 3,000,000 2,914,825
e
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital LLC ,
144A, 10.500%, 2/15/28 .... 1,550,000 1,519,546
144A, 4.750%, 4/15/28 ..... 3,075,000 2,517,892
35,571,333
Retail 6.2%
e
1011778 BC ULC / New Red
Finance, Inc. ,
144A, 6.125%, 6/15/29 ..... 2,000,000 2,008,719
Secured Bond , 144A, 4.000%,
10/15/30 ................ 2,000,000 1,761,881
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 2,200,000 2,126,978
144A, 6.500%, 2/15/28 ..... 2,000,000 2,011,172
144A, 3.500%, 3/15/29 ..... 1,175,000 1,057,902
Bath & Body Works, Inc. ,
6.950%, 3/01/33 .......... 2,400,000 2,338,700
e
144A, 6.625%, 10/01/30 .... 2,750,000 2,761,047
e
Crocs, Inc. ,
144A, 4.250%, 3/15/29 ..... 2,600,000 2,372,531
144A, 4.125%, 8/15/31 ..... 3,500,000 3,051,388
e
Macy's Retail Holdings LLC ,
144A, 6.700%, 7/15/34 ...... 3,200,000 2,744,591
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,048,396
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,128,021
e
Velocity Vehicle Group LLC , 144A,
8.000%, 6/01/29 ........... 3,000,000 3,088,605
e
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 4,125,000 3,433,016
32,932,947

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Shares/
Principal
a
Value
a a a a
Services 7.4%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
6.125%, 10/15/26 .......... 2,650,000 $ 2,618,911
e
Albion Financing 2 SARL , 144A,
8.750%, 4/15/27 ........... 1,550,000 1,563,528
e
Camelot Finance SA , 144A,
4.500%, 11/01/26 .......... 2,175,000 2,105,253
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,508,725
e
GPD Cos., Inc. , 144A, 10.125%,
4/01/26 ................. 2,000,000 1,913,958
e
GYP Holdings III Corp. , 144A,
4.625%, 5/01/29 ........... 1,925,000 1,783,843
e
Herc Holdings, Inc. , 144A,
6.625%, 6/15/29 ........... 2,000,000 2,029,495
e
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 3,200,000 3,303,660
e
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 3,900,000 3,616,635
e
Prime Security Services Borrower
LLC / Prime Finance, Inc. ,
144A, 5.750%, 4/15/26 ..... 2,050,000 2,036,136
Secured Note , 144A, 6.250%,
1/15/28 ................. 2,000,000 1,972,836
e
Staples, Inc. , 144A, 10.750%,
9/01/29 ................. 2,000,000 1,903,154
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 3,550,000 3,443,180
e
WASH Multifamily Acquisition,
Inc. , 144A, 5.750%, 4/15/26 .. 4,050,000 3,962,955
e
Williams Scotsman, Inc. ,
144A, 4.625%, 8/15/28 ..... 3,000,000 2,839,418
144A, 7.375%, 10/01/31 .... 1,800,000 1,853,520
39,455,207
Technology & Electronics 7.6%
e
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 2,300,000 2,081,203
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 3,300,000 3,126,469
Crowdstrike Holdings, Inc. ,
3.000%, 2/15/29 ........... 2,000,000 1,804,922
e
Entegris, Inc. ,
144A, 4.750%, 4/15/29 ..... 1,000,000 957,527
144A, 5.950%, 6/15/30 ..... 2,125,000 2,105,277
e
Gen Digital, Inc. , 144A, 6.750%,
9/30/27 ................. 2,000,000 2,027,114
e
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 3,625,000 3,391,792
e
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,800,000 1,829,176
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 4,000,000 3,770,606
Nokia OYJ , 6.625%, 5/15/39 ...
3,025,000 3,020,155
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,375,000 3,028,578
e
PTC, Inc. , 144A, 4.000%, 2/15/28 3,000,000 2,827,510
a a
Shares/
Principal
a
Value
a a a a
Technology & Electronics (continued)
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 2,675,000 $ 2,621,307
e
SS&C Technologies, Inc. , 144A,
5.500%, 9/30/27 ........... 2,000,000 1,970,752
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 3,500,000 3,341,402
e
ZoomInfo Technologies LLC /
ZoomInfo Finance Corp. , 144A,
3.875%, 2/01/29 ........... 3,000,000 2,727,302
40,631,092
Telecommunications 4.4%
e
Altice Financing SA , 144A,
5.750%, 8/15/29 ........... 2,000,000 1,455,364
e
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .. 3,379,000 3,350,620
e
Cogent Communications Group,
Inc. / Cogent Communications
Finance, Inc. , 144A, 7.000%,
6/15/27 ................. 1,000,000 990,554
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC , PIK,
12.000%, 5/25/27 .......... 1,004,753 993,604
e
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 2,725,000 2,570,001
c ,e ,f
Ligado Networks LLC , 144A,
15.500%, 12/31/49 ......... 3,034,777 447,630
e
Lumen Technologies, Inc. , 144A,
4.000%, 2/15/27 ........... 900,000 463,923
e
Sable International Finance Ltd. ,
144A, 5.750%, 9/07/27 ...... 3,564,000 3,424,934
Sprint Capital Corp. ,
6.875%, 11/15/28 ......... 1,000,000 1,060,822
8.750%, 3/15/32 .......... 1,950,000 2,347,209
e
Telecom Italia Capital SA , 144A,
7.200%, 7/18/36 ........... 1,217,000 1,256,224
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 2,575,000 2,356,011
e
Vmed O2 UK Financing I plc ,
144A, 4.750%, 7/15/31 ...... 1,000,000 844,740
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 1,975,000 1,686,237
23,247,873
Transportation 1.2%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,339,097
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 3,000,000 2,992,510
6,331,607
Utility 2.6%
e
Clearway Energy Operating LLC ,
144A, 4.750%, 3/15/28 ..... 2,175,000 2,079,821
144A, 3.750%, 2/15/31 ..... 1,925,000 1,681,026
144A, 3.750%, 1/15/32 ..... 1,150,000 979,604

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares/
Principal
a
Value
a a a a
Utility (continued)
e
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................. 3,000,000 $ 2,683,901
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 2,918,780
e
TerraForm Power Operating LLC ,
144A, 5.000%, 1/31/28 ..... 1,525,000 1,458,142
144A, 4.750%, 1/15/30 ..... 2,025,000 1,847,633
13,648,907
Total Corporate Bonds
(Cost $ 498,578,820 ) ..............
482,537,609
Asset-Backed Securities 0.6%
Telecommunications 0.6%
e
Frontier Issuer LLC ,
2024-1 , B , 144A, 7.020%,
6/20/54 ................. 2,000,000 2,001,471
2024-1 , C , 144A, 11.160%,
6/20/54 ................. 1,000,000 1,005,966
3,007,437
a a a a a
Total Asset-Backed Securities
(Cost $ 2,996,376 ) ................
3,007,437
Loans 5.0%
Basic Industry 0.6%
g
LBM Acquisition LLC , Class
First Lien, Initial CME Term
Loan , 9.194% ( 1-month SOFR
+ 3.750% ), 12/17/27 ........ 3,345,612 3,344,224
Consumer Goods 1.0%
g
Osmosis Buyer Ltd. , Class 2022
Refinancing CME Term Loan,
B , 9.329% ( 1-month SOFR +
4.000% ), 7/31/28 .......... 1,965,000 1,970,718
g
United Natural Foods, Inc. , Class
2024 CME Term Loan , 10.094%
( 1-month SOFR + 4.750% ),
5/01/31 ................. 3,000,000 3,013,755
4,984,473
a a a a a
Healthcare 1.3%
g
Medline Borrower LP , Class
Refinancing CME Term Loan ,
8.094% ( 1-month SOFR +
2.750% ), 10/23/28 ......... 4,978,407 4,993,964
g
Star Parent, Inc. , Class CME Term
Loan , 9.309% ( 3-month SOFR +
4.000% ), 9/27/30 .......... 1,995,000 1,995,788
6,989,752
a a a a a
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Media 0.4%
g
Cimpress plc , Class 2024
Refinancing CME Term Loan,
B1 , 8.344% ( 1-month SOFR +
3.000% ), 5/17/28 .......... 1,989,885 $ 1,996,103
Services 0.3%
g
Staples, Inc. , Class Closing Date
CME Term Loan , 11.084%
( 3-month SOFR + 5.750% ),
9/04/29 ................. 2,000,000 1,839,500
Technology & Electronics 1.0%
g
Diebold Nixdorf, Inc. , Class CME
Term Loan , 12.826% ( 1-month
SOFR + 7.500% ), 8/11/28 ... 1,582,778 1,639,988
g
McAfee Corp. , Class First
Amendment CME Term Loan,
B1 , 8.579% ( 3-month SOFR +
3.250% ), 3/01/29 .......... 3,959,924 3,960,854
5,600,842
a a a a a
Telecommunications 0.2%
g
Digicel International Finance Ltd. ,
Class First Lien, Initial Term
Loan, B , 10.750% ( 3-month
USD LIBOR + 2.250% ), 5/28/25 969,000 935,085
Transportation 0.2%
g
SkyMiles IP Ltd. (Delta Air Lines,
Inc.) , Class Initial CME Term
Loan , 9.075% ( 3-month SOFR +
3.750% ), 10/20/27 ......... 1,239,368 1,270,842
Total Loans
(Cost $ 26,875,588 ) ...............
26,960,821
Total Long Term Investments
(Cost $ 530,451,901 ) ..............
514,799,299
a
a
Certificates of Deposit 0 .2%
c
Shared Interest, Inc. , 0.550%,
9/30/24 ................. 500,000 500,000
c
Walden Mutual Bank , 4.935%,
11/13/24 ................ 500,000 498,892
— —
Total Certificates of Deposit
(Cost $ 1,000,001 ) ................
998,892

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Shares/
Principal
a
Value
a a a a a
Money Market 3.1%
h,i
JPMorgan Prime Money Market
Fund , 5.530% ............ 16,286,780 $ 16,286,780
(Cost $16,286,780)
a
Total Investments 100 .1%
(Cost $ 547,738,682 ) .............
$532,084,971
Other Assets, less Liabilities ( 0 .1 ) %
(342,826)
Net Assets 100.0% ...............
$531,742,145
a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Security is currently in default.
g
Rate shown reflects the accrual rate as of June 30, 2024 on securities with variable or step rates.
h
Rate shown represents annualized 7-day yield as of June 30, 2024.
i
Institutional Class shares.
CME Chicago Mercantile Exchange
LIBOR London Interbank Offer Rate
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), June 30, 2024
Impax Sustainable Allocation Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 99.8%
a
Impax Core Bond Fund , Class
Institutional .............. 91,509,263 $ 794,300,402
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 1,831,785 60,229,096
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,670,796 63,805,324
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,111,502 68,415,387
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,478,412 58,888,761
a
Impax High Yield Bond Fund ,
Class Institutional .......... 17,686,742 105,059,246
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 10,387,242 109,689,279
a
Impax Large Cap Fund , Class
Institutional .............. 66,142,520 956,420,833
a
Impax Small Cap Fund , Class
Institutional .............. 5,399,693 89,256,922
2,306,065,250
Total Affiliated Investment
Companies
(Cost $ 1,992,920,031 ) ............
2,306,065,250
Money Market 0.2%
a,b
JPMorgan Prime Money Market
Fund , 5.530% ............ 4,131,940 4,131,940
(Cost $4,131,940)
a
Total Investments 100 .0%
(Cost $ 1,997,051,971 ) ............
$2,310,197,190
c
Other Assets, less Liabilities (0.0) %
(852,699)
Net Assets 100.0% ...............
$2,309,344,491
a
Institutional Class shares.
b
Rate shown represents annualized 7-day yield as of June 30, 2024.
c
Rounds to less than 0.05%.

Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
37
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Assets:
Investments, at cost - Note A ............... $1,014,987,003 $622,206,364 $214,034,487 $88,185,998
Investments in unaffiliated issuers, at value .... $1,492,742,137 $661,153,928 $323,962,469 $91,326,982
Total investments, at value - Note A
1
1,492,742,137 661,153,928 323,962,469 91,326,982
Receivables:
Capital stock sold ...................... 733,489 810,468 28,425 3,354
Dividends and interest - Note A ............ 708,852 328,036 251,208 375,219
Investment securities sold ................ — 10,515,763 — —
Investment Adviser reimbursement ......... — — 44,840 —
Other ............................... 7,136 2,470 828 168,079
Total assets ....................... 1,494,191,614 672,810,665 324,287,770 91,873,634
Liabilities:
Collateral on securities loaned, at value ....... — 22,134 — 501,636
Payables:
Capital stock reacquired ................. 296,224 284,687 22,078 189
Investment securities purchased ........... — 4,799,561 — —
Payable to bank ....................... — — — 1,203
Payable to foreign banks (cost $ — , $ — , $ — and
$ 18 ) .................................. — — — 18
Accrued expenses: ......................
Investment advisory fees - Note B .......... 796,113 413,494 163,630 49,267
Distribution expense .................... 13,094 21,005 43,657 1,316
Transfer agent fees ..................... 74,774 75,714 — —
Printing and other shareholder communication
fees ................................ 14,660 23,955 — —
Custodian fees ........................ 20,989 10,682 — —
Legal and audit fees .................... 63,277 46,391 — —
Other accrued expenses ................. 49,455 17,005 184 72
Total liabilities ...................... 1,328,586 5,714,628 229,549 553,701
Net assets, at value .............. $1,492,863,028 $667,096,037 $324,058,221 $91,319,933
Net assets consist of:
Paid-in capital .......................... $903,670,148 $591,843,730 $175,848,961 $98,477,453
Total distributable earnings (losses) .......... 589,192,880 75,252,307 148,209,260 (7,157,520)
Net assets, at value .............. $1,492,863,028 $667,096,037 $324,058,221 $91,319,933
1
Investments at market value include securities loaned. At June 30, 2024, the Impax Large Cap Fund, Impax Small Cap Fund, Impax US
Sustainable Economy Fund and Impax Global Sustainable Infrastructure Fund had total market values of securities on loan of $6,382,194,
$12,321,991, $15,766,829 and $3,342,618 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
38
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Assets:
Investments, at cost - Note A ............... $98,340,410 $1,744,651,464 $1,645,403 $602,175,422
Investments in unaffiliated issuers, at value .... $127,290,147 $2,418,261,159 $1,761,542 $759,350,422
Total investments, at value - Note A
1
127,290,147 2,418,261,159 1,761,542 759,350,422
Cash ................................. — 2 — —
Foreign currency, at value (cost $ 454 , $ 5,448 , $ –
and $ – , respectively) ..................... 454 5,451 — —
Receivables:
Capital stock sold ...................... 39,212 1,093,923 20 436,893
Dividends and interest - Note A ............ 12,370 1,119,064 2,248 786,626
Investment securities sold ................ — 5,835,542 2,673 —
Investment Adviser reimbursement ......... 11,677 — 21,479 —
Other ............................... 107,355 2,635,803 44 686,129
Total assets ....................... 127,461,215 2,428,950,944 1,788,006 761,260,070
Liabilities:
Payables:
Capital stock reacquired ................. 3,230 1,860,452 — 6,068,181
Investment securities purchased ........... 96,600 24,560 23,047 —
Payable to bank ....................... — — — 19,531
Payable to foreign banks (cost $ — , $ — , $ — and
$ 16,477 ) .............................. — — — 16,486
Accrued expenses: ......................
Investment advisory fees - Note B .......... 83,961 1,489,855 1,115 328,834
Distribution expense .................... 1,667 40,443 11 28,196
Transfer agent fees ..................... 8,414 554,895 692 —
Printing and other shareholder communication
fees ................................ 1,985 44,266 1,947 —
Custodian fees ........................ 1,514 96,547 14,002 —
Legal and audit fees .................... 38,261 87,097 30,338 —
Other accrued expenses ................. 4,505 46,652 6,893 288
Total liabilities ...................... 240,137 4,244,767 78,045 6,461,516
Net assets, at value .............. $127,221,078 $2,424,706,177 $1,709,961 $754,798,554
Net assets consist of:
Paid-in capital .......................... $98,726,364 $1,745,957,458 $1,563,708 $562,487,355
Total distributable earnings (losses) .......... 28,494,714 678,748,719 146,253 192,311,199
Net assets, at value .............. $127,221,078 $2,424,706,177 $1,709,961 $754,798,554
1
Investments at market value include securities loaned. At June 30, 2024, the Impax Global Opportunities Fund, Impax Global Environmental
Markets Fund, Impax Global Social Leaders Fund and Impax Ellevate Global Women's Leadership Fund had total market values of securities on loan of $3,526,645, $12,839,817, $45,874 and $21,266,906 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
39
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ............... $992,153,508 $923,870,491 $547,738,682 $1,997,051,971
Investments in unaffiliated issuers, at value .... $1,188,954,834 $878,593,223 $532,084,971 $4,131,940
Investments in affiliated issuers, at value ..... — — — 2,306,065,250
Total investments, at value - Note A
1
1,188,954,834 878,593,223 532,084,971 2,310,197,190
Cash ................................. 188,371 — 72,903 —
Foreign currency, at value (cost $ 477,182 , $ – , $ –
and $ – , respectively) ..................... 477,183 — — —
Receivables:
Capital stock sold ...................... 1,364,114 2,770,772 2,759,710 193,489
Dividends and interest - Note A ............ 1,409,508 6,113,236 7,726,137 3,009,409
Investment securities sold ................ 16,450,901 1,232,306 1,010,632 —
Due from custodian ..................... 2,360,376 — — —
Other ............................... 4,829,573 28,530 — —
Total assets ....................... 1,216,034,860 888,738,067 543,654,353 2,313,400,088
Liabilities:
Collateral on securities loaned, at value ....... — 323,350 — —
Payables:
Capital stock reacquired ................. 309,715 186,826 656,909 725,085
Investment securities purchased ........... 20,407,458 5,782,546 8,359,176 2,952,759
Dividend payable - Note A ................ — 2,726,605 2,428,701 —
Payable to bank ....................... — 43,201 — 947
Accrued expenses: ......................
Investment advisory fees - Note B .......... 445,001 288,239 217,499 95,284
Distribution expense .................... 18,894 2,465 26,635 281,522
Transfer agent fees ..................... — 8,134 120,740 —
Printing and other shareholder communication
fees ................................ — 6,322 26,419 —
Custodian fees ........................ — 38,275 20,078 —
Legal and audit fees .................... — 56,473 50,378 —
Other accrued expenses ................. — 35,108 5,673 —
Total liabilities ...................... 21,181,068 9,497,544 11,912,208 4,055,597
Net assets, at value .............. $1,194,853,792 $879,240,523 $531,742,145 $2,309,344,491
Net assets consist of:
Paid-in capital .......................... $1,000,684,329 $996,006,019 $684,677,767 $1,876,817,035
Total distributable earnings (losses) .......... 194,169,463 (116,765,496) (152,935,622) 432,527,456
Net assets, at value .............. $1,194,853,792 $879,240,523 $531,742,145 $2,309,344,491
1
Investments at market value include securities loaned. At June 30, 2024, the Impax Core Bond Fund had total market values of securities on loan of $13,479,460 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (Unaudited)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
40
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investor Class:
Net assets, at value .................... $63,398,746 $90,310,538 $201,533,419 $6,398,362
Capital Shares outstanding (unlimited/
authorized) ........................... 4,400,250 5,567,031 7,935,786 707,295
Net asset value per share ................ $14.41 $16.22 $25.40 $9.05
Class A:
Net assets, at value .................... $11,426,693 $10,418,840
Capital Shares outstanding (unlimited/
authorized) ........................... 706,855 412,140
Net asset value per share ................ $16.17 $25.28
Institutional Class:
Net assets, at value .................... $1,429,464,282 $565,358,806 $112,105,962 $84,921,571
Capital Shares outstanding (unlimited/
authorized) ........................... 98,860,714 34,206,469 4,220,203 9,339,258
Net asset value per share ................ $14.46 $16.53 $26.56 $9.09
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investor Class:
Net assets, at value .................... $8,050,404 $174,841,433 $54,344 $136,915,747
Capital Shares outstanding (unlimited/
authorized) ........................... 486,903 7,391,416 4,963 4,199,907
Net asset value per share ................ $16.53 $23.65 $10.95 $32.60
Class A:
Net assets, at value .................... $18,963,843
Capital Shares outstanding (unlimited/
authorized) ........................... 803,032
Net asset value per share ................ $23.62
Institutional Class:
Net assets, at value .................... $119,170,674 $2,230,900,901 $1,655,617 $617,882,807
Capital Shares outstanding (unlimited/
authorized) ........................... 7,161,348 93,369,926 151,024 18,794,415
Net asset value per share ................ $16.64 $23.89 $10.96 $32.88

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
41
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value .................... $90,954,243 $11,916,322 $125,357,180 $1,356,682,433
Capital Shares outstanding (unlimited/
authorized) ........................... 8,419,158 1,371,939 21,049,867 53,197,262
Net asset value per share ................ $10.80 $8.69 $5.96 $25.50
Class A:
Net assets, at value .................... $4,273,619
Capital Shares outstanding (unlimited/
authorized) ........................... 716,100
Net asset value per share ................ $5.97
Institutional Class:
Net assets, at value .................... $1,103,899,549 $867,324,201 $402,111,346 $952,662,058
Capital Shares outstanding (unlimited/
authorized) ........................... 104,541,364 99,890,714 67,725,522 36,527,218
Net asset value per share ................ $10.56 $8.68 $5.94 $26.08

Financial Statements
Statements of Operations
For the period ended June 30, 2024 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
42
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investment income:
Dividends: (net of foreign taxes of $ – , $ – , $ – and
$ 105,840 , respectively) ................... $10,355,375 $2,957,374 $2,424,861 $1,488,177
Interest ............................... 363,616 647,842 71,700 27,898
Income from securities lending - Note A ....... 39,680 2,452 73,351 1,156
Other income - Note B .................... 622,582 164,422 23,169 12,983
Total investment income ................ 11,381,253 3,772,090 2,593,081 1,530,214
Expenses:
Investment advisory fees - Note B ........... 4,802,700 2,541,465 953,022 300,151
Distribution expenses Investor Class - Note B ... 74,687 116,651 243,802 7,916
Distribution expenses Class A - Note B ........ 14,303 12,228
Transfer agent fees - Note A ................ 261,747 261,261 — —
Printing and other shareholder communication
fees .................................. 31,819 36,703 — —
Custodian fees .......................... 52,107 31,941 — —
Legal fees and related expenses ............ 65,047 43,697 — —
Trustees’ fees and expenses - Note B ........ 58,521 30,294 — —
Compliance expense ..................... 12,156 11,174 — —
Audit fees ............................. 27,863 20,995 — —
Registration and filing fees ................. 26,542 27,492 — —
Other expenses ......................... 37,881 19,556 14,657 227
Total Expenses ...................... 5,451,070 3,155,532 1,223,709 308,294
Less: Advisory fee waiver - Note B ........ — — (264,820) (30,691)
Net expenses ........................... 5,451,070 3,155,532 958,889 277,603
Net investment income ............... 5,930,183 616,558 1,634,192 1,252,611
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 101,652,583 44,835,790 21,351,861 (39,705)
Foreign currency transactions .............. — (1,361) — (22,331)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 24,509,243 (33,742,457) 17,014,905 (594,481)
Foreign currency translation ................ — (7) — (6,843)
Net realized and unrealized gain (loss) on
investments and foreign currency .... 126,161,826 11,091,965 38,366,766 (663,360)
Net increase in net assets resulting from
operations ..................... $132,092,009 $11,708,523 $40,000,958 $589,251

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2024 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
43
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investment income:
Dividends: (net of foreign taxes of $ 55,268 ,
$ 1,674,057 , $ 1,255 and $ 594,380 , respectively) . $1,012,609 $19,600,894 $15,310 $9,478,876
Interest ............................... 42,151 502,846 2,398 136,414
Income from securities lending - Note A ....... 1,453 17,601 15 10,908
Other income - Note B .................... 16,558 396,349 18 11,686
Total investment income ................ 1,072,771 20,517,690 17,741 9,637,884
Expenses:
Investment advisory fees - Note B ........... 496,506 9,100,926 6,489 2,053,641
Distribution expenses Investor Class - Note B ... 9,877 221,348 36 170,656
Distribution expenses Class A - Note B ........ 23,315
Transfer agent fees - Note A ................ 33,529 1,305,431 599 —
Printing and other shareholder communication
fees .................................. 4,491 86,570 2,408 —
Custodian fees .......................... 24,455 123,905 12,757 —
Legal fees and related expenses ............ 29,239 91,733 18,246 —
Trustees’ fees and expenses - Note B ........ 19,009 92,062 19,176 —
Compliance expense ..................... 10,449 13,387 9,928 —
Audit fees ............................. 19,166 37,809 23,934 —
Registration and filing fees ................. 24,256 25,778 18,802 —
Other expenses ......................... 3,074 67,900 1,698 2,111
Total Expenses ...................... 674,051 11,190,164 114,073 2,226,408
Less: Advisory fee waiver - Note B ........ — — (6,303) —
Expenses assumed by Adviser - Note B .. (55,654) — (99,782) —
Net expenses ........................... 618,397 11,190,164 7,988 2,226,408
Net investment income ............... 454,374 9,327,526 9,753 7,411,476
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 2,917,672 50,706,783 17,865 63,122,054
Foreign currency transactions .............. (1,703) (151,096) 89 (392,971)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 3,323,653 82,564,349 47,986 (30,393,818)
Foreign currency translation ................ (3,413) (78,871) 45 (28,607)
Net realized and unrealized gain (loss) on
investments and foreign currency .... 6,236,209 133,041,165 65,985 32,306,658
Net increase in net assets resulting from
operations ..................... $6,690,583 $142,368,691 $75,738 $39,718,134

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2024 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
44
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $ 2,663,092 , $ – ,
$ – and $ – , respectively) ................... $23,812,838 $— $— $—
Dividends from affiliates - Note C ......... — — — 26,099,073
Interest ............................... 277,553 18,041,049 17,297,439 825,143
Income from securities lending - Note A ....... 1,347 204,100 — —
Other income - Note B .................... — — — 17,088
Total investment income ................ 24,091,738 18,245,149 17,297,439 26,941,304
Expenses:
Investment advisory fees - Note B ........... 2,612,100 1,731,658 1,346,722 574,897
Distribution expenses Investor Class - Note B ... 111,270 14,776 157,707 1,710,233
Distribution expenses Class A - Note B ........ 5,334
Transfer agent fees - Note A ................ — 42,441 251,243 —
Printing and other shareholder communication
fees .................................. — 6,209 34,494 —
Custodian fees .......................... — 48,022 34,992 —
Legal fees and related expenses ............ — 50,045 41,629 —
Trustees’ fees and expenses - Note B ........ — 38,119 26,235 —
Compliance expense ..................... — 11,441 11,040 —
Audit fees ............................. — 26,917 24,932 —
Registration and filing fees ................. — 21,742 34,897 —
Other expenses ......................... 268 45,753 14,834 —
Total Expenses ...................... 2,723,638 2,037,123 1,984,059 2,285,130
Net investment income ............... 21,368,100 16,208,026 15,313,380 24,656,174
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 30,723,688 (6,222,839) (23,566,482) 1,561
Investment in affiliated issuers .............. — — — (1,383,472)
Foreign currency transactions .............. (149,637) — — —
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 32,146,840 (13,559,942) 17,674,077 —
Investment in affiliated issuers .............. — — — 76,335,752
Foreign currency translation ................ (177,820) — — —
Net realized and unrealized gain (loss) on
investments and foreign currency .... 62,543,071 (19,782,781) (5,892,405) 74,953,841
Net increase (decrease) in net assets
resulting from operations .......... $83,911,171 $(3,574,755) $9,420,975 $99,610,015

Financial Statements
Statements of Changes in Net Assets
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
45
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $5,930,183 $13,082,859 $616,558 $659,015
Net realized gain on investments and
foreign currency transactions ...... 101,652,583 58,474,609 44,834,429 2,154,442
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 24,509,243 183,776,190 (33,742,464) 78,626,869
Net increase in net assets resulting
from operations ............. 132,092,009 255,333,658 11,708,523 81,440,326
Distributions from distributable earning -
Investor Class ................... (192,935) (2,433,954) — —
Distributions from distributable earning -
Institutional Class ................ (5,885,387) (60,477,023) (578,490) —
Total distributions to shareholders ..... (6,078,322) (62,910,977) (578,490) —
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 9,666,858 17,968,575 3,266,119 9,382,454
Proceeds from reinvestment of
distributions .................... 180,670 2,401,686
Cost of shares redeemed ............ (9,696,922) (26,614,761) (11,088,234) (17,883,023)
Net increase (decrease) from Investor
Class transactions ............... 150,606 (6,244,500) (7,822,115) (8,500,569)
Class A
Proceeds from shares sold ........... 1,429,763 2,193,054
Proceeds from reinvestment of
distributions .................... — —
Cost of shares redeemed ............ (1,895,513) (2,790,350)
Net decrease from Class A transactions . (465,750) (597,296)
Institutional Class
Proceeds from shares sold ........... 50,905,217 176,720,304 52,876,587 102,357,823
Proceeds from reinvestment of
distributions .................... 5,852,944 60,184,489 520,027 —
Cost of shares redeemed ............ (133,235,897) (328,560,947) (66,169,734) (86,155,697)
Net increase (decrease) from Institutional
Class transactions ............... (76,477,736) (91,656,154) (12,773,120) 16,202,126
Net increase (decrease) from capital share
transactions ...................... (76,327,130) (97,900,654) (21,060,985) 7,104,261
Net increase (decrease) in net
assets ..................... 49,686,557 94,522,027 (9,930,952) 88,544,587
Net assets
Beginning of period ................ 1,443,176,471 1,348,654,444 677,026,989 588,482,402
End of period ..................... $1,492,863,028 $1,443,176,471 $667,096,037 $677,026,989

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
46
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 684,448 1,446,865 200,796 652,136
Shares issued in reinvestment of
distributions ....................... 12,460 182,891 — —
Shares redeemed ................... (694,358) (2,148,988) (682,213) (1,224,041)
Net increase (decrease) in shares
outstanding ........................ 2,550 (519,232) (481,417) (571,905)
Class A
Shares sold ....................... 88,346 146,843
Shares issued in reinvestment of
distributions ....................... — —
Shares redeemed ................... (117,024) (188,832)
Net decrease in shares outstanding ...... (28,678) (41,989)
Institutional Class
Shares sold ....................... 3,688,986 14,210,925 3,182,605 6,812,596
Shares issued in reinvestment of
distributions ....................... 402,264 4,571,897 31,574 —
Shares redeemed ................... (9,492,200) (26,264,830) (3,989,133) (5,742,838)
Net increase (decrease) in shares
outstanding ........................ (5,400,950) (7,482,008) (774,954) 1,069,758

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
47
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $1,634,192 $3,056,781 $1,252,611 $2,872,082
Net realized gain (loss) on investments
and foreign currency transactions ... 21,351,861 31,863,235 (62,036) (4,077,850)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 17,014,905 23,907,560 (601,324) 10,599,611
Net increase in net assets resulting
from operations ............. 40,000,958 58,827,576 589,251 9,393,843
Distributions from distributable earning -
Investor Class ................... (1,918,748) (10,495,477) (70,179) (154,056)
Distributions from distributable earning -
Class A ........................ (100,354) (546,355)
Distributions from distributable earning -
Institutional Class ................ (1,142,319) (5,287,617) (1,027,535) (2,553,737)
Total distributions to shareholders ..... (3,161,421) (16,329,449) (1,097,714) (2,707,793)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 5,509,152 5,506,365 467,437 1,997,170
Proceeds from reinvestment of
distributions .................... 1,876,137 10,349,644 69,116 151,757
Cost of shares redeemed ............ (15,130,541) (16,948,583) (550,139) (1,890,947)
Net increase (decrease) from Investor
Class transactions ............... (7,745,252) (1,092,574) (13,586) 257,980
Class A
Proceeds from shares sold ........... 306,479 738,543
Proceeds from reinvestment of
distributions .................... 81,481 450,961
Cost of shares redeemed ............ (611,219) (1,284,508)
Net decrease from Class A transactions . (223,259) (95,004)
Institutional Class
Proceeds from shares sold ........... 9,495,854 9,043,257 2,896,520 7,572,671
Proceeds from reinvestment of
distributions .................... 1,096,740 5,103,388 988,579 2,469,828
Cost of shares redeemed ............ (5,377,263) (14,021,496) (5,947,877) (29,919,577)
Net increase (decrease) from Institutional
Class transactions ............... 5,215,331 125,149 (2,062,778) (19,877,078)
Net decrease from capital share
transactions ...................... (2,753,180) (1,062,429) (2,076,364) (19,619,098)
Net increase (decrease) in net
assets ..................... 34,086,357 41,435,698 (2,584,827) (12,933,048)
Net assets
Beginning of period ................ 289,971,864 248,536,166 93,904,760 106,837,808
End of period ..................... $324,058,221 $289,971,864 $91,319,933 $93,904,760

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
48
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 226,993 256,134 51,313 227,170
Shares issued in reinvestment of
distributions ....................... 73,435 465,242 7,545 16,898
Shares redeemed ................... (613,989) (798,637) (60,385) (217,030)
Net increase (decrease) in shares
outstanding ........................ (313,561) (77,261) (1,527) 27,038
Class A
Shares sold ....................... 12,764 35,337
Shares issued in reinvestment of
distributions ....................... 3,207 20,365
Shares redeemed ................... (26,399) (59,112)
Net decrease in shares outstanding ...... (10,428) (3,410)
Institutional Class
Shares sold ....................... 363,283 402,658 316,257 857,951
Shares issued in reinvestment of
distributions ....................... 41,076 219,657 107,337 273,787
Shares redeemed ................... (213,245) (623,954) (650,921) (3,346,794)
Net increase (decrease) in shares
outstanding ........................ 191,114 (1,639) (227,327) (2,215,056)

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
49
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $454,374 $434,752 $9,327,526 $15,609,422
Net realized gain on investments and
foreign currency transactions ...... 2,915,969 2,027,767 50,555,687 47,580,610
Change in unrealized appreciation on
investments and foreign currency
translations ................... 3,320,240 14,115,946 82,485,478 295,865,601
Net increase in net assets resulting
from operations ............. 6,690,583 16,578,465 142,368,691 359,055,633
Distributions from distributable earning -
Investor Class ................... (22,955) (14,860) (742,659) (1,165,858)
Distributions from distributable earning -
Class A ........................ (81,115) (121,806)
Distributions from distributable earning -
Institutional Class ................ (473,240) (379,048) (11,962,223) (17,275,428)
Total distributions to shareholders ..... (496,195) (393,908) (12,785,997) (18,563,092)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 1,056,953 2,874,168 3,993,158 11,801,181
Proceeds from reinvestment of
distributions .................... 22,425 14,541 704,885 1,109,598
Cost of shares redeemed ............ (1,043,057) (1,394,501) (16,349,874) (27,944,829)
Net increase (decrease) from Investor
Class transactions ............... 36,321 1,494,208 (11,651,831) (15,034,050)
Class A
Proceeds from shares sold ........... 1,068,972 2,279,083
Proceeds from reinvestment of
distributions .................... 73,299 110,885
Cost of shares redeemed ............ (2,383,206) (3,025,083)
Net decrease from Class A transactions . (1,240,935) (635,115)
Institutional Class
Proceeds from shares sold ........... 5,530,937 15,063,023 141,758,314 430,361,238
Proceeds from reinvestment of
distributions .................... 455,907 374,782 11,108,480 16,046,237
Cost of shares redeemed ............ (7,128,155) (15,725,149) (291,276,022) (533,482,046)
Net decrease from Institutional Class
transactions .................... (1,141,311) (287,344) (138,409,228) (87,074,571)
Net increase (decrease) from capital share
transactions ...................... (1,104,990) 1,206,864 (151,301,994) (102,743,736)
Net increase (decrease) in net
assets ..................... 5,089,398 17,391,421 (21,719,300) 237,748,805
Net assets
Beginning of period ................ 122,131,680 104,740,259 2,446,425,477 2,208,676,672
End of period ..................... $127,221,078 $122,131,680 $2,424,706,177 $2,446,425,477

Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
50
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 65,096 193,824 172,955 569,716
Shares issued in reinvestment of
distributions ....................... 1,337 964 29,370 52,538
Shares redeemed ................... (64,288) (94,374) (700,521) (1,349,313)
Net increase (decrease) in shares
outstanding ........................ 2,145 100,414 (498,196) (727,059)
Class A
Shares sold ....................... 45,881 107,937
Shares issued in reinvestment of
distributions ....................... 3,059 5,260
Shares redeemed ................... (105,291) (145,875)
Net decrease in shares outstanding ...... (56,351) (32,678)
Institutional Class
Shares sold ....................... 334,258 1,019,972 6,077,074 20,887,675
Shares issued in reinvestment of
distributions ....................... 27,009 24,738 458,271 753,344
Shares redeemed ................... (431,698) (1,045,531) (12,286,810) (25,888,175)
Net decrease in shares outstanding ...... (70,431) (821) (5,751,465) (4,247,156)

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
51
Global Social Leaders Fund Global Women’s Leadership Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
1
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $9,753 $730 $7,411,476 $17,213,036
Net realized gain on investments and
foreign currency transactions ...... 17,954 11,484 62,729,083 1,644,726
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 48,031 68,104 (30,422,425) 115,753,552
Net increase in net assets resulting
from operations ............. 75,738 80,318 39,718,134 134,611,314
Distributions from distributable earning -
Investor Class ................... (281) — (2,597,149) (2,236,408)
Distributions from distributable earning -
Institutional Class ................ (9,522) — (12,515,303) (12,284,755)
Total distributions to shareholders ..... (9,803) — (15,112,452) (14,521,163)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 52,359 2,000 4,559,108 9,049,641
Proceeds from reinvestment of
distributions .................... 280 — 2,451,089 2,125,123
Cost of shares redeemed ............ (2,028) — (12,019,105) (15,662,661)
Net increase (decrease) from Investor
Class transactions ............... 50,611 2,000 (5,008,908) (4,487,897)
Institutional Class
Proceeds from shares sold ........... 2,500 1,500,500 30,823,103 77,271,261
Proceeds from reinvestment of
distributions .................... 8,097 — 10,873,799 11,089,075
Cost of shares redeemed ............ — — (139,968,109) (141,586,581)
Net increase (decrease) from Institutional
Class transactions ............... 10,597 1,500,500 (98,271,207) (53,226,245)
Net increase (decrease) from capital share
transactions ...................... 61,208 1,502,500 (103,280,115) (57,714,142)
Net increase (decrease) in net
assets ..................... 127,143 1,582,818 (78,674,433) 62,376,009
Net assets
Beginning of period ................ 1,582,818 — 833,472,987 771,096,978
End of period ..................... $1,709,961 $1,582,818 $754,798,554 $833,472,987
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 4,933 196 142,016 305,425
Shares issued in reinvestment of
distributions ....................... 26 — 74,615 72,332
Shares redeemed ................... (192) — (371,724) (536,671)
Net increase (decrease) in shares
outstanding ........................ 4,767 196 (155,093) (158,914)
Institutional Class
Shares sold ....................... 239 150,043 945,566 2,634,666
Shares issued in reinvestment of
distributions ....................... 742 — 328,216 374,884
Shares redeemed ................... — — (4,269,578) (4,830,605)
Net increase (decrease) in shares
outstanding ........................ 981 150,043 (2,995,796) (1,821,055)

For the period November 30, 2023 (commencement of operations) to December 31, 2023.

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
52
International Sustainable Economy Fund Core Bond Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $21,368,100 $26,351,376 $16,208,026 $26,843,481
Net realized gain (loss) on investments
and foreign currency transactions ... 30,574,051 13,521,314 (6,222,839) (34,327,063)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 31,969,020 130,912,287 (13,559,942) 54,314,513
Net increase (decrease) in net
assets resulting from operations . 83,911,171 170,784,977 (3,574,755) 46,830,931
Distributions from distributable earning -
Investor Class ................... (1,536,851) (1,881,323) (205,282) (348,254)
Distributions from distributable earning -
Institutional Class ................ (20,472,495) (24,395,730) (15,900,243) (26,643,485)
Total distributions to shareholders ..... (22,009,346) (26,277,053) (16,105,525) (26,991,739)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 7,397,141 15,657,230 1,338,888 1,937,326
Proceeds from reinvestment of
distributions .................... 1,497,408 1,835,216 202,308 342,714
Cost of shares redeemed ............ (10,663,828) (24,354,546) (1,293,389) (2,647,733)
Net increase (decrease) from Investor
Class transactions ............... (1,769,279) (6,862,100) 247,807 (367,693)
Institutional Class
Proceeds from shares sold ........... 87,407,742 317,581,544 11,557,112 80,487,309
Proceeds from reinvestment of
distributions .................... 18,334,131 21,741,020 15,885,444 26,624,724
Cost of shares redeemed ............ (106,742,865) (167,131,042) (25,107,849) (29,894,603)
Net increase (decrease) from Institutional
Class transactions ............... (1,000,992) 172,191,522 2,334,707 77,217,430
Net increase (decrease) from capital share
transactions ...................... (2,770,271) 165,329,422 2,582,514 76,849,737
Net increase (decrease) in net
assets ..................... 59,131,554 309,837,346 (17,097,766) 96,688,929
Net assets
Beginning of period ................ 1,135,722,238 825,884,892 896,338,289 799,649,360
End of period ..................... $1,194,853,792 $1,135,722,238 $879,240,523 $896,338,289
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 699,579 1,632,660 154,758 219,989
Shares issued in reinvestment of
distributions ....................... 137,756 187,653 23,279 39,409
Shares redeemed ................... (1,012,533) (2,536,509) (148,757) (303,303)
Net increase (decrease) in shares
outstanding ........................ (175,198) (716,196) 29,280 (43,905)
Institutional Class
Shares sold ....................... 8,487,542 33,749,031 1,325,018 9,223,481
Shares issued in reinvestment of
distributions ....................... 1,726,378 2,268,195 1,828,754 3,065,212
Shares redeemed ................... (10,273,065) (17,833,583) (2,865,182) (3,441,961)
Net increase (decrease) in shares
outstanding ........................ (59,145) 18,183,643 288,590 8,846,732

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
53
High Yield Bond Fund Sustainable Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $15,313,380 $33,569,533 $24,656,174 $42,470,600
Net realized gain (loss) on investments
and foreign currency transactions ... (23,566,482) (31,167,670) (1,381,911) 38,893,816
Change in unrealized appreciation on
investments and foreign currency
translations ................... 17,674,077 58,038,234 76,335,752 195,735,869
Net increase in net assets resulting
from operations ............. 9,420,975 60,440,097 99,610,015 277,100,285
Distributions from distributable earning -
Investor Class ................... (3,430,915) (7,542,543) (26,308,960) (45,872,248)
Distributions from distributable earning -
Class A ........................ (115,965) (254,040)
Distributions from distributable earning -
Institutional Class ................ (11,604,674) (25,583,018) (19,182,829) (31,260,658)
Total distributions to shareholders ..... (15,151,554) (33,379,601) (45,491,789) (77,132,906)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 31,421,257 57,534,255 13,524,711 29,864,960
Proceeds from reinvestment of
distributions .................... 3,308,585 7,273,144 25,460,842 44,535,448
Cost of shares redeemed ............ (39,101,340) (77,799,598) (86,497,103) (121,185,568)
Net decrease from Investor Class
transactions .................... (4,371,498) (12,992,199) (47,511,550) (46,785,160)
Class A
Proceeds from shares sold ........... 757,346 1,324,300
Proceeds from reinvestment of
distributions .................... 106,245 235,341
Cost of shares redeemed ............ (839,136) (2,519,498)
Net increase (decrease) from Class A
transactions .................... 24,455 (959,857)
Institutional Class
Proceeds from shares sold ........... 25,277,907 101,930,431 49,483,985 101,111,466
Proceeds from reinvestment of
distributions .................... 10,498,067 23,041,969 18,486,205 30,216,167
Cost of shares redeemed ............ (57,297,704) (161,330,997) (64,547,045) (130,125,953)
Net increase (decrease) from Institutional
Class transactions ............... (21,521,730) (36,358,597) 3,423,145 1,201,680
Net decrease from capital share
transactions ...................... (25,868,773) (50,310,653) (44,088,405) (45,583,480)
Net increase (decrease) in net
assets ..................... (31,599,352) (23,250,157) 10,029,821 154,383,899
Net assets
Beginning of period ................ 563,341,497 586,591,654 2,299,314,670 2,144,930,771
End of period ..................... $531,742,145 $563,341,497 $2,309,344,491 $2,299,314,670

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
54
High Yield Bond Fund Sustainable Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 5,279,136 9,926,021 531,606 1,261,704
Shares issued in reinvestment of
distributions ....................... 556,335 1,251,751 996,511 1,815,685
Shares redeemed ................... (6,567,797) (13,418,558) (3,372,906) (5,080,036)
Net decrease in shares outstanding ...... (732,326) (2,240,786) (1,844,789) (2,002,647)
Class A
Shares sold ....................... 126,710 226,293
Shares issued in reinvestment of
distributions ....................... 17,822 40,397
Shares redeemed ................... (140,665) (426,883)
Net increase (decrease) in shares
outstanding ........................ 3,867 (160,193)
Institutional Class
Shares sold ....................... 4,255,948 17,630,654 1,887,255 4,129,846
Shares issued in reinvestment of
distributions ....................... 1,769,713 3,977,547 707,471 1,207,066
Shares redeemed ................... (9,655,075) (27,952,309) (2,481,844) (5,304,628)
Net increase (decrease) in shares
outstanding ........................ (3,629,414) (6,344,108) 112,882 32,284

Financial Highlights
Impax Large Cap Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
55
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $13.24 $11.52 $14.82 $12.02 $10.38 $7.97
Net investment income
1
............. 0.04 0.09 0.06 0.03 0.06 0.07
Net realized and unrealized gains (losses) 1.17 2.20 (3.02) 3.63 2.38 2.71
Total from investment operations ........ 1.21 2.29 (2.96) 3.66 2.44 2.78
Distributions to shareholders
From net investment income ......... 0.04 0.10 0.08 0.03 0.07 0.07
From net realized gains ............. — 0.47 0.26 0.83 0.73 0.30
Total distributions ................... 0.04 0.57 0.34 0.86 0.80 0.37
Net asset value, end of period .......... $14.41 $13.24 $11.52 $14.82 $12.02 $10.38
Total return
2
....................... 9.17% 19.90% (19.99)% 30.57% 23.75% 34.85%
Net assets, end of period (in $000’s) ..... $63,399 $58,218 $56,667 $57,965 $21,351 $3,271
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.98% 0.98% 0.97% 0.97% 0.95% 0.95%
Net investment income ............... 0.57% 0.71% 0.49% 0.22% 0.51% 0.74%
Total expenses excluding reimbursements
and waivers ....................... 0.98% 0.98% 0.97% 0.97% 0.95% 0.95%
Portfolio Turnover
4
.................. 17% 44% 34% 25% 43% 37%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Large Cap Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
56
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $13.28 $11.56 $14.87 $12.05 $10.40 $7.98
Net investment income
1
............. 0.06 0.12 0.09 0.07 0.09 0.09
Net realized and unrealized gains (losses) 1.18 2.20 (3.03) 3.64 2.38 2.72
Total from investment operations ........ 1.24 2.32 (2.94) 3.71 2.47 2.81
Distributions to shareholders
From net investment income ......... 0.06 0.13 0.11 0.06 0.09 0.09
From net realized gains ............. — 0.47 0.26 0.83 0.73 0.30
Total distributions ................... 0.06 0.60 0.37 0.89 0.82 0.39
Net asset value, end of period .......... $14.46 $13.28 $11.56 $14.87 $12.05 $10.40
Total return
2
....................... 9.33% 20.12% (19.77)% 30.92% 23.99% 35.23%
Net assets, end of period (in $000’s) ..... $1,429,464 $1,384,959 $1,291,988 $1,511,547 $1,020,242 $763,004
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.73% 0.73% 0.72% 0.71% 0.70% 0.70%
Net investment income ............... 0.81% 0.96% 0.73% 0.47% 0.84% 1.00%
Total expenses excluding reimbursements
and waivers ....................... 0.73% 0.73% 0.72% 0.71% 0.70% 0.70%
Portfolio Turnover
4
.................. 17% 44% 34% 25% 43% 37%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Small Cap Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
57
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $15.96 $14.06 $18.72 $15.78 $14.67 $12.01
Net investment income (loss)
1
........ 0.00
2
(0.02) (0.03) 0.08 (0.03) 0.13
Net realized and unrealized gains (losses) 0.26 1.92 (4.28) 4.66 1.75 2.66
Total from investment operations ........ 0.26 1.90 (4.31) 4.74 1.72 2.79
Distributions to shareholders
From net investment income ......... — — — 0.04 — 0.13
From net realized gains ............. — — 0.35 1.76 0.61 —
Total distributions ................... — — 0.35 1.80 0.61 0.13
Net asset value, end of period .......... $16.22 $15.96 $14.06 $18.72 $15.78 $14.67
Total return
3
....................... 1.63% 13.51% (22.97)% 30.26% 11.77% 23.29%
Net assets, end of period (in $000’s) ..... $90,311 $96,548 $93,090 $125,234 $102,582 $110,520
Ratios to average net assets
4
Net expenses including reimbursements and
waivers ........................... 1.14% 1.16% 1.16% 1.15% 1.19% 1.20%
Net investment income (loss) .......... (0.04)% (0.11)% (0.23)%
5
0.44% (0.23)% 0.93%
Total expenses excluding reimbursements
and waivers ....................... 1.14% 1.16% 1.16% 1.15% 1.19% 1.20%
Portfolio Turnover
6
.................. 21% 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Less than $0.05 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).
6
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
58
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of period ..... $15.91 $14.01 $18.66 $15.73 $14.63 $11.98
Net investment income (loss)
1
........ 0.00
2
(0.02) (0.03) 0.08 (0.03) 0.12
Net realized and unrealized gains (losses) 0.26 1.92 (4.27) 4.65 1.74 2.66
Total from investment operations ........ 0.26 1.90 (4.30) 4.73 1.71 2.78
Distributions to shareholders
From net investment income ......... — — — 0.04 — 0.13
From net realized gains ............. — — 0.35 1.76 0.61 —
Total distributions ................... — — 0.35 1.80 0.61 0.13
Net asset value, end of period .......... $16.17 $15.91 $14.01 $18.66 $15.73 $14.63
Total return
3
....................... 1.57% 13.56% (23.03)% 30.29% 11.73% 23.27%
Net assets, end of period (in $000’s) ..... $11,427 $11,700 $10,895 $14,305 $10,948 $12,445
Ratios to average net assets
4
Net expenses including reimbursements and
waivers ........................... 1.14% 1.16% 1.16% 1.15% 1.19% 1.20%
Net investment income (loss) .......... (0.03)% (0.10)% (0.23)%
5
0.44% (0.23)% 0.90%
Total expenses excluding reimbursements
and waivers ....................... 1.14% 1.16% 1.16% 1.15% 1.19% 1.20%
Portfolio Turnover
6
.................. 21% 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Less than $0.05 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A shares would have been (0.22%).
6
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
59
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $16.26 $14.29 $18.99 $15.99 $14.82 $12.12
Net investment income
1
............. 0.02 0.02 0.01 0.14 — 0.15
Net realized and unrealized gains (losses) 0.27 1.95 (4.34) 4.71 1.78 2.70
Total from investment operations ........ 0.29 1.97 (4.33) 4.85 1.78 2.85
Distributions to shareholders
From net investment income ......... 0.02 — 0.02 0.09 — 0.15
From net realized gains ............. — — 0.35 1.76 0.61 —
Total distributions ................... 0.02 — 0.37 1.85 0.61 0.15
Net asset value, end of period .......... $16.53 $16.26 $14.29 $18.99 $15.99 $14.82
Total return
2
....................... 1.76% 13.79% (22.80)% 30.54% 12.06% 23.56%
Net assets, end of period (in $000’s) ..... $565,359 $568,779 $484,498 $603,123 $352,709 $308,145
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.89% 0.91% 0.91% 0.90% 0.94% 0.95%
Net investment income ............... 0.22% 0.15% 0.03%
4
0.73% 0.02% 1.08%
Total expenses excluding reimbursements
and waivers ....................... 0.89% 0.91% 0.91% 0.90% 0.94% 0.95%
Portfolio Turnover
5
.................. 21% 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.

Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
60
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $22.51 $19.19 $25.28 $23.78 $21.41 $17.42
Net investment income
1
............. 0.12 0.23 0.22 0.20 0.23 0.28
Net realized and unrealized gains (losses) 3.01 4.42 (4.84) 6.83 2.60 4.43
Total from investment operations ........ 3.13 4.65 (4.62) 7.03 2.83 4.71
Distributions to shareholders
From net investment income ......... 0.24 0.10 0.37 0.20 0.22 0.28
From net realized gains ............. — 1.23 1.06 5.33 0.24 0.44
Tax return of capital ................ — — 0.04 — — —
Total distributions ................... 0.24 1.33 1.47 5.53 0.46 0.72
Net asset value, end of period .......... $25.40 $22.51 $19.19 $25.28 $23.78 $21.41
Total return
2
....................... 13.92% 24.39% (18.25)% 30.02% 13.34% 27.13%
Net assets, end of period (in $000’s) ..... $201,533 $185,687 $159,822 $205,407 $170,315 $161,021
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.71% 0.70% 0.70% 0.74% 0.90% 0.90%
Net investment income ............... 0.98% 1.06% 1.01% 0.74% 1.10% 1.43%
Total expenses excluding reimbursements
and waivers ....................... 0.88% 0.88% 0.88% 0.88% 0.90% 0.90%
Portfolio Turnover
4
.................. 23% 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
61
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of period ..... $22.41 $19.11 $25.18 $23.71 $21.35 $17.38
Net investment income
1
............. 0.12 0.22 0.22 0.20 0.23 0.28
Net realized and unrealized gains (losses) 3.00 4.42 (4.82) 6.80 2.59 4.41
Total from investment operations ........ 3.12 4.64 (4.60) 7.00 2.82 4.69
Distributions to shareholders
From net investment income ......... 0.25 0.11 0.37 0.20 0.22 0.28
From net realized gains ............. — 1.23 1.06 5.33 0.24 0.44
Tax return of capital ................ — — 0.04 — — —
Total distributions ................... 0.25 1.34 1.47 5.53 0.46 0.72
Net asset value, end of period .......... $25.28 $22.41 $19.11 $25.18 $23.71 $21.35
Total return
2
....................... 13.89% 24.39% (18.24)% 29.99% 13.33% 27.08%
Net assets, end of period (in $000’s) ..... $10,419 $9,469 $8,142 $10,150 $6,599 $6,659
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.71% 0.70% 0.70% 0.74% 0.90% 0.90%
Net investment income ............... 0.98% 1.06% 1.01% 0.74% 1.11% 1.43%
Total expenses excluding reimbursements
and waivers ....................... 0.88% 0.88% 0.88% 0.88% 0.90% 0.90%
Portfolio Turnover
4
.................. 23% 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
62
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $23.53 $19.99 $26.25 $24.52 $22.07 $17.94
Net investment income
1
............. 0.16 0.29 0.28 0.28 0.29 0.34
Net realized and unrealized gains (losses) 3.14 4.61 (5.02) 7.05 2.67 4.56
Total from investment operations ........ 3.30 4.90 (4.74) 7.33 2.96 4.90
Distributions to shareholders
From net investment income ......... 0.27 0.13 0.42 0.27 0.27 0.33
From net realized gains ............. — 1.23 1.06 5.33 0.24 0.44
Tax return of capital ................ — — 0.04 — — —
Total distributions ................... 0.27 1.36 1.52 5.60 0.51 0.77
Net asset value, end of period .......... $26.56 $23.53 $19.99 $26.25 $24.52 $22.07
Total return
2
....................... 14.03% 24.65% (18.01)% 30.35% 13.57% 27.42%
Net assets, end of period (in $000’s) ..... $112,106 $94,815 $80,572 $98,866 $79,301 $72,736
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.46% 0.45% 0.45% 0.49% 0.65% 0.65%
Net investment income ............... 1.23% 1.31% 1.27% 0.99% 1.35% 1.68%
Total expenses excluding reimbursements
and waivers ....................... 0.63% 0.63% 0.63% 0.63% 0.65% 0.65%
Portfolio Turnover
4
.................. 23% 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
63
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $9.10 $8.53 $10.11 $14.17 $12.78 $10.64
Net investment income
1
............. 0.11 0.22 0.24 0.41 0.23 0.25
Net realized and unrealized gains (losses) (0.06) 0.57 (1.61) 1.48 1.56 2.49
Total from investment operations ........ 0.05 0.79 (1.37) 1.89 1.79 2.74
Distributions to shareholders
From net investment income ......... 0.10 0.22 0.21 0.32 0.21 0.25
From net realized gains ............. — — — 5.63 0.19 0.35
Total distributions ................... 0.10 0.22 0.21 5.95 0.40 0.60
Net asset value, end of period .......... $9.05 $9.10 $8.53 $10.11 $14.17 $12.78
Total return
2
....................... 0.54% 9.33% (13.44)% 13.98% 14.25% 25.85%
Net assets, end of period (in $000’s) ..... $6,398 $6,448 $5,816 $5,432 $4,014 $2,859
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.83% 0.80% 0.80% 0.83% 0.90% 0.90%
Net investment income ............... 2.49% 2.45% 2.64% 2.70% 1.80% 2.03%
Total expenses excluding reimbursements
and waivers ....................... 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Portfolio Turnover
4
.................. 11% 89% 54% 127% 93% 50%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
64
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $9.14 $8.57 $10.16 $14.21 $12.81 $10.66
Net investment income
1
............. 0.12 0.24 0.26 0.43 0.26 0.28
Net realized and unrealized gains (losses) (0.06) 0.57 (1.62) 1.51 1.57 2.50
Total from investment operations ........ 0.06 0.81 (1.36) 1.94 1.83 2.78
Distributions to shareholders
From net investment income ......... 0.11 0.24 0.23 0.36 0.24 0.28
From net realized gains ............. — — — 5.63 0.19 0.35
Total distributions ................... 0.11 0.24 0.23 5.99 0.43 0.63
Net asset value, end of period .......... $9.09 $9.14 $8.57 $10.16 $14.21 $12.81
Total return
2
....................... 0.65% 9.55% (13.25)% 14.27% 14.54% 26.18%
Net assets, end of period (in $000’s) ..... $84,922 $87,457 $101,022 $92,244 $136,036 $130,001
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.58% 0.55% 0.55% 0.58% 0.65% 0.65%
Net investment income ............... 2.73% 2.69% 2.89% 2.81% 2.06% 2.28%
Total expenses excluding reimbursements
and waivers ....................... 0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover
4
.................. 11% 89% 54% 127% 93% 50%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
65
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $15.73 $13.69 $17.09 $14.66 $12.04 $9.18
Net investment income (loss)
1
........ 0.04 0.02 0.01 (0.02) (0.01) 0.02
Net realized and unrealized gains (losses) 0.81 2.05 (3.20) 2.76 2.75 3.05
Total from investment operations ........ 0.85 2.07 (3.19) 2.74 2.74 3.07
Distributions to shareholders
From net investment income ......... 0.05 0.03 0.03 — — 0.03
From net realized gains ............. — — 0.18 0.31 0.12 0.18
Total distributions ................... 0.05 0.03 0.21 0.31 0.12 0.21
Net asset value, end of period .......... $16.53 $15.73 $13.69 $17.09 $14.66 $12.04
Total return
2
....................... 5.38% 15.16% (18.66)% 18.69% 22.76% 33.51%
Net assets, end of period (in $000’s) ..... $8,050 $7,627 $5,260 $5,784 $3,401 $1,683
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 1.23% 1.23% 1.23% 1.21% 1.18% 1.19%
Net investment income (loss) .......... 0.51% 0.12% 0.09% (0.15)% (0.06)% 0.17%
Total expenses excluding reimbursements
and waivers ....................... 1.32% 1.33% 1.33% 1.32% 1.56% 1.68%
Portfolio Turnover
4
.................. 15% 33% 38% 30% 34% 29%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
66
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $15.83 $13.75 $17.15 $14.69 $12.04 $9.18
Net investment income
1
............. 0.06 0.06 0.05 0.02 0.02 0.06
Net realized and unrealized gains (losses) 0.82 2.07 (3.22) 2.76 2.76 3.03
Total from investment operations ........ 0.88 2.13 (3.17) 2.78 2.78 3.09
Distributions to shareholders
From net investment income ......... 0.07 0.05 0.05 0.01 0.01 0.05
From net realized gains ............. — — 0.18 0.31 0.12 0.18
Total distributions ................... 0.07 0.05 0.23 0.32 0.13 0.23
Net asset value, end of period .......... $16.64 $15.83 $13.75 $17.15 $14.69 $12.04
Total return
2
....................... 5.53% 15.50% (18.49)% 18.96% 23.12% 33.72%
Net assets, end of period (in $000’s) ..... $119,171 $114,505 $99,480 $137,236 $65,644 $40,392
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.98% 0.98% 0.98% 0.96% 0.94% 0.92%
Net investment income ............... 0.75% 0.39% 0.34% 0.11% 0.17% 0.51%
Total expenses excluding reimbursements
and waivers ....................... 1.07% 1.08% 1.08% 1.07% 1.31% 1.42%
Portfolio Turnover
4
.................. 15% 33% 38% 30% 34% 29%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
67
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $22.47 $19.41 $25.22 $21.08 $16.85 $13.28
Net investment income
1
............. 0.06 0.09 0.07 0.14 0.09 0.12
Net realized and unrealized gains (losses) 1.22 3.11 (5.78) 4.48 4.22 3.56
Total from investment operations ........ 1.28 3.20 (5.71) 4.62 4.31 3.68
Distributions to shareholders
From net investment income ......... 0.10 0.14 0.04 0.13 0.08 0.11
From net realized gains ............. — — 0.06 0.35 — —
Total distributions ................... 0.10 0.14 0.10 0.48 0.08 0.11
Net asset value, end of period .......... $23.65 $22.47 $19.41 $25.22 $21.08 $16.85
Total return
2
....................... 5.69% 16.55% (22.62)% 21.95% 25.71% 27.75%
Net assets, end of period (in $000’s) ..... $174,841 $177,310 $167,290 $227,902 $175,040 $152,209
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 1.14% 1.16% 1.16% 1.15% 1.20% 1.22%
Net investment income ............... 0.53% 0.44% 0.37% 0.61% 0.55% 0.78%
Total expenses excluding reimbursements
and waivers ....................... 1.14% 1.16% 1.16% 1.15% 1.20% 1.22%
Portfolio Turnover
4
.................. 13% 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
68
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of period ..... $22.44 $19.38 $25.17 $21.05 $16.83 $13.26
Net investment income
1
............. 0.06 0.09 0.07 0.14 0.09 0.12
Net realized and unrealized gains (losses) 1.22 3.11 (5.76) 4.46 4.21 3.56
Total from investment operations ........ 1.28 3.20 (5.69) 4.60 4.30 3.68
Distributions to shareholders
From net investment income ......... 0.10 0.14 0.04 0.13 0.08 0.11
From net realized gains ............. — — 0.06 0.35 — —
Total distributions ................... 0.10 0.14 0.10 0.48 0.08 0.11
Net asset value, end of period .......... $23.62 $22.44 $19.38 $25.17 $21.05 $16.83
Total return
2
....................... 5.70% 16.58% (22.58)% 21.89% 25.68% 27.77%
Net assets, end of period (in $000’s) ..... $18,964 $19,283 $17,292 $22,613 $16,651 $13,700
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 1.14% 1.16% 1.16% 1.15% 1.20% 1.22%
Net investment income ............... 0.53% 0.43% 0.36% 0.61% 0.54% 0.78%
Total expenses excluding reimbursements
and waivers ....................... 1.14% 1.16% 1.16% 1.15% 1.20% 1.22%
Portfolio Turnover
4
.................. 13% 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
69
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $22.70 $19.58 $25.40 $21.23 $16.97 $13.36
Net investment income
1
............. 0.09 0.14 0.12 0.21 0.14 0.16
Net realized and unrealized gains (losses) 1.23 3.15 (5.82) 4.49 4.25 3.60
Total from investment operations ........ 1.32 3.29 (5.70) 4.70 4.39 3.76
Distributions to shareholders
From net investment income ......... 0.13 0.17 0.06 0.18 0.13 0.15
From net realized gains ............. — — 0.06 0.35 — —
Total distributions ................... 0.13 0.17 0.12 0.53 0.13 0.15
Net asset value, end of period .......... $23.89 $22.70 $19.58 $25.40 $21.23 $16.97
Total return
2
....................... 5.80% 16.85% (22.39)% 22.23% 26.00% 28.17%
Net assets, end of period (in $000’s) ..... $2,230,901 $2,249,833 $2,024,095 $2,495,005 $1,437,952 $802,292
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.89% 0.91% 0.91% 0.90% 0.95% 0.97%
Net investment income ............... 0.78% 0.69% 0.63% 0.87% 0.78% 1.01%
Total expenses excluding reimbursements
and waivers ....................... 0.89% 0.91% 0.91% 0.90% 0.95% 0.97%
Portfolio Turnover
4
.................. 13% 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
70
a
Six Months
Ended June
30, 2024
(unaudited)
Period Ended
December 31,
2023
1
Investor Class
Net asset value, beginning of period ...................................................... $10.53 $10.00
Net investment income
2
.............................................................. 0.08 0.00
3
Net realized and unrealized gains ....................................................... 0.40 0.53
Total from investment operations ......................................................... 0.48 0.53
Distributions to shareholders
From net investment income .......................................................... 0.06 —
Total distributions .................................................................... 0.06 —
Net asset value, end of period ........................................................... $10.95 $10.53
Total return
4
........................................................................ 4.53% 5.30%
Net assets, end of period (in $000’s) ...................................................... $54 $2
Ratios to average net assets
5
Net expenses including reimbursements and waivers ......................................... 1.23% 1.23%
Net investment income ................................................................ 1.45% 0.10%
Total expenses excluding reimbursements and waivers ........................................ 14.88% 25.89%
Portfolio Turnover
6
................................................................... 18% 13%
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.
2
Based on average shares outstanding during the period.
3
Less than $0.05 per share.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
71
a
Six Months
Ended June
30, 2024
(unaudited)
Period Ended
December 31,
2023
1
Institutional Class
Net asset value, beginning of period ...................................................... $10.54 $10.00
Net investment income
2
.............................................................. 0.06 0.01
Net realized and unrealized gains ....................................................... 0.42 0.53
Total from investment operations ......................................................... 0.48 0.54
Distributions to shareholders
From net investment income .......................................................... 0.06 —
Total distributions .................................................................... 0.06 —
Net asset value, end of period ........................................................... $10.96 $10.54
Total return
3
........................................................................ 4.59% 5.40%
Net assets, end of period (in $000’s) ...................................................... $1,656 $1,581
Ratios to average net assets
4
Net expenses including reimbursements and waivers ......................................... 0.98% 0.98%
Net investment income ................................................................ 1.20% 0.56%
Total expenses excluding reimbursements and waivers ........................................ 14.04% 25.64%
Portfolio Turnover
5
................................................................... 18% 13%
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.
2
Based on average shares outstanding during the period.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Not annualized.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
72
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $31.66 $27.26 $35.14 $30.34 $27.00 $22.02
Net investment income
1
............. 0.27 0.57 0.42 0.39 0.33 0.47
Net realized and unrealized gains (losses) 1.30 4.34 (7.45) 4.84 3.32 5.33
Total from investment operations ........ 1.57 4.91 (7.03) 5.23 3.65 5.80
Distributions to shareholders
From net investment income ......... 0.63 0.51 0.24 0.43 0.31 0.44
From net realized gains ............. — — 0.61 — — 0.38
Total distributions ................... 0.63 0.51 0.85 0.43 0.31 0.82
Net asset value, end of period .......... $32.60 $31.66 $27.26 $35.14 $30.34 $27.00
Total return
2
....................... 4.93% 18.14% (19.98)% 17.27% 13.67% 26.42%
Net assets, end of period (in $000’s) ..... $136,916 $137,887 $123,060 $160,749 $130,255 $118,713
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.77% 0.77% 0.77% 0.76% 0.78% 0.80%
Net investment income ............... 1.69% 1.95% 1.42% 1.18% 1.27% 1.87%
Total expenses excluding reimbursements
and waivers ....................... 0.77% 0.77% 0.77% 0.76% 0.78% 0.80%
Portfolio Turnover
4
.................. 46% 32% 45% 43%
5
69%
5
66%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021, 37%  for the year ended December 31, 2020, and 25% for the year ended December 31, 2019.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
73
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $31.92 $27.45 $35.33 $30.50 $27.14 $22.12
Net investment income
1
............. 0.31 0.64 0.49 0.48 0.40 0.53
Net realized and unrealized gains (losses) 1.31 4.37 (7.48) 4.86 3.34 5.37
Total from investment operations ........ 1.62 5.01 (6.99) 5.34 3.74 5.90
Distributions to shareholders
From net investment income ......... 0.66 0.54 0.28 0.51 0.38 0.50
From net realized gains ............. — — 0.61 — — 0.38
Total distributions ................... 0.66 0.54 0.89 0.51 0.38 0.88
Net asset value, end of period .......... $32.88 $31.92 $27.45 $35.33 $30.50 $27.14
Total return
2
....................... 5.07% 18.41% (19.76)% 17.56% 13.94% 26.77%
Net assets, end of period (in $000’s) ..... $617,883 $695,585 $648,037 $854,540 $619,168 $346,142
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.52% 0.52% 0.52% 0.51% 0.53% 0.55%
Net investment income ............... 1.92% 2.20% 1.67% 1.43% 1.52% 2.07%
Total expenses excluding reimbursements
and waivers ....................... 0.52% 0.52% 0.52% 0.51% 0.53% 0.55%
Portfolio Turnover
4
.................. 46% 32% 45% 43%
5
69%
5
66%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021, 37%  for the year ended December 31, 2020, and 25% for the year ended December 31, 2019.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
74
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $10.24 $8.80 $10.99 $10.35 $9.53 $7.95
Net investment income
1
............. 0.18 0.23 0.21 0.22 0.17 0.21
Net realized and unrealized gains (losses) 0.57 1.42 (2.19) 0.90 0.81 1.59
Total from investment operations ........ 0.75 1.65 (1.98) 1.12 0.98 1.80
Distributions to shareholders
From net investment income ......... 0.19 0.21 0.21 0.23 0.16 0.22
From net realized gains ............. — — — 0.25 — —
Total distributions ................... 0.19 0.21 0.21 0.48 0.16 0.22
Net asset value, end of period .......... $10.80 $10.24 $8.80 $10.99 $10.35 $9.53
Total return
2
....................... 7.27% 18.92% (18.00)% 10.88% 10.51% 22.78%
Net assets, end of period (in $000’s) ..... $90,954 $88,042 $81,939 $90,993 $77,963 $84,855
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.70% 0.70% 0.72% 0.72% 0.75% 0.80%
Net investment income ............... 3.40% 2.44% 2.30% 1.98% 1.91% 2.40%
Total expenses excluding reimbursements
and waivers ....................... 0.70% 0.70% 0.72% 0.72% 0.75% 0.80%
Portfolio Turnover
4
.................. 27% 56% 51% 55%
5
43%
5
31%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021, 27%  for the year ended December 31, 2020, and 19% for the year ended December 31, 2019.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
75
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $10.02 $8.61 $10.76 $10.14 $9.34 $7.80
Net investment income
1
............. 0.19 0.24 0.23 0.24 0.19 0.23
Net realized and unrealized gains (losses) 0.55 1.41 (2.15) 0.89 0.79 1.55
Total from investment operations ........ 0.74 1.65 (1.92) 1.13 0.98 1.78
Distributions to shareholders
From net investment income ......... 0.20 0.24 0.23 0.26 0.18 0.24
From net realized gains ............. — — — 0.25 — —
Total distributions ................... 0.20 0.24 0.23 0.51 0.18 0.24
Net asset value, end of period .......... $10.56 $10.02 $8.61 $10.76 $10.14 $9.34
Total return
2
....................... 7.35% 19.28% (17.80)% 11.19% 10.78% 23.01%
Net assets, end of period (in $000’s) ..... $1,103,900 $1,047,680 $743,946 $787,829 $623,014 $559,939
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.45% 0.45% 0.47% 0.47% 0.50% 0.55%
Net investment income ............... 3.68% 2.62% 2.57% 2.22% 2.15% 2.63%
Total expenses excluding reimbursements
and waivers ....................... 0.45% 0.45% 0.47% 0.47% 0.50% 0.55%
Portfolio Turnover
4
.................. 27% 56% 51% 55%
5
43%
5
31%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021, 27%  for the year ended December 31, 2020, and 19% for the year ended December 31, 2019.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
76
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $8.88 $8.68 $10.21 $10.56 $10.29 $9.78
Net investment income
1
............. 0.15 0.25 0.18 0.14 0.17 0.23
Net realized and unrealized gains (losses) (0.19) 0.21 (1.52) (0.31) 0.53 0.53
Total from investment operations ........ (0.04) 0.46 (1.34) (0.17) 0.70 0.76
Distributions to shareholders
From net investment income ......... 0.15 0.26 0.19 0.16 0.19 0.25
From net realized gains ............. — — — 0.02 0.24 —
Total distributions ................... 0.15 0.26 0.19 0.18 0.43 0.25
Net asset value, end of period .......... $8.69 $8.88 $8.68 $10.21 $10.56 $10.29
Total return
2
....................... (0.43)% 5.36% (13.16)% (1.63)% 6.89% 7.78%
Net assets, end of period (in $000’s) ..... $11,916 $11,926 $12,029 $14,076 $14,101 $7,401
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.72% 0.72% 0.71% 0.71% 0.72% 0.71%
Net investment income ............... 3.50% 2.92% 1.99% 1.35% 1.58% 2.30%
Total expenses excluding reimbursements
and waivers ....................... 0.72% 0.72% 0.71% 0.71% 0.72% 0.71%
Portfolio Turnover
4
.................. 62% 79% 70% 48% 79% 63%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Core Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
77
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $8.88 $8.68 $10.21 $10.56 $10.29 $9.78
Net investment income
1
............. 0.16 0.28 0.21 0.16 0.20 0.26
Net realized and unrealized gains (losses) (0.20) 0.20 (1.52) (0.30) 0.53 0.52
Total from investment operations ........ (0.04) 0.48 (1.31) (0.14) 0.73 0.78
Distributions to shareholders
From net investment income ......... 0.16 0.28 0.22 0.19 0.22 0.27
From net realized gains ............. — — — 0.02 0.24 —
Total distributions ................... 0.16 0.28 0.22 0.21 0.46 0.27
Net asset value, end of period .......... $8.68 $8.88 $8.68 $10.21 $10.56 $10.29
Total return
2
....................... (0.42)% 5.62% (12.94)% (1.38)% 7.16% 8.04%
Net assets, end of period (in $000’s) ..... $867,324 $884,413 $787,620 $771,495 $746,615 $702,291
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.47% 0.47% 0.46% 0.46% 0.46% 0.46%
Net investment income ............... 3.75% 3.19% 2.26% 1.60% 1.86% 2.55%
Total expenses excluding reimbursements
and waivers ....................... 0.47% 0.47% 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover
4
.................. 62% 79% 70% 48% 79% 63%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
78
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $6.02 $5.73 $6.90 $6.97 $6.79 $6.25
Net investment income
1
............. 0.16 0.33 0.29 0.27 0.32 0.33
Net realized and unrealized gains (losses) (0.06) 0.29 (1.17) (0.07) 0.18 0.54
Total from investment operations ........ 0.10 0.62 (0.88) 0.20 0.50 0.87
Distributions to shareholders
From net investment income ......... 0.16 0.33 0.29 0.27 0.32 0.33
Total distributions ................... 0.16 0.33 0.29 0.27 0.32 0.33
Net asset value, end of period .......... $5.96 $6.02 $5.73 $6.90 $6.97 $6.79
Total return
2
....................... 1.72% 11.09% (12.89)% 2.96% 7.80% 14.11%
Net assets, end of period (in $000’s) ..... $125,357 $131,044 $137,689 $172,881 $171,838 $183,631
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.93% 0.93% 0.92% 0.93% 0.96% 0.96%
Net investment income ............... 5.50% 5.63% 4.70% 3.86% 4.87% 4.94%
Total expenses excluding reimbursements
and waivers ....................... 0.93% 0.93% 0.92% 0.93% 0.96% 0.96%
Portfolio Turnover
4
.................. 28% 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
79
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of period ..... $6.03 $5.74 $6.92 $6.98 $6.80 $6.26
Net investment income
1
............. 0.16 0.33 0.29 0.27 0.32 0.33
Net realized and unrealized gains (losses) (0.06) 0.29 (1.18) (0.06) 0.19 0.54
Total from investment operations ........ 0.10 0.62 (0.89) 0.21 0.51 0.87
Distributions to shareholders
From net investment income ......... 0.16 0.33 0.29 0.27 0.33 0.33
Total distributions ................... 0.16 0.33 0.29 0.27 0.33 0.33
Net asset value, end of period .......... $5.97 $6.03 $5.74 $6.92 $6.98 $6.80
Total return
2
....................... 1.71% 11.08% (12.99)% 3.11% 7.79% 14.10%
Net assets, end of period (in $000’s) ..... $4,274 $4,294 $5,011 $7,102 $6,177 $5,827
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.93% 0.93% 0.92% 0.93% 0.96% 0.96%
Net investment income ............... 5.50% 5.63% 4.68% 3.85% 4.87% 4.95%
Total expenses excluding reimbursements
and waivers ....................... 0.93% 0.93% 0.92% 0.93% 0.96% 0.96%
Portfolio Turnover
4
.................. 28% 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
80
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $6.00 $5.71 $6.88 $6.94 $6.76 $6.23
Net investment income
1
............. 0.17 0.34 0.30 0.28 0.33 0.34
Net realized and unrealized gains (losses) (0.06) 0.29 (1.17) (0.04) 0.19 0.53
Total from investment operations ........ 0.11 0.63 (0.87) 0.24 0.52 0.87
Distributions to shareholders
From net investment income ......... 0.17 0.34 0.30 0.30 0.34 0.34
Total distributions ................... 0.17 0.34 0.30 0.30 0.34 0.34
Net asset value, end of period .......... $5.94 $6.00 $5.71 $6.88 $6.94 $6.76
Total return
2
....................... 1.83% 11.39% (12.72)% 3.36% 8.08% 14.26%
Net assets, end of period (in $000’s) ..... $402,111 $428,004 $443,891 $560,469 $294,313 $186,350
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ........................... 0.68% 0.68% 0.67% 0.69% 0.72% 0.71%
Net investment income ............... 5.75% 5.89% 4.95% 4.08% 5.07% 5.21%
Total expenses excluding reimbursements
and waivers ....................... 0.68% 0.68% 0.67% 0.69% 0.72% 0.71%
Portfolio Turnover
4
.................. 28% 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
81
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of period ..... $24.92 $22.78 $28.98 $26.36 $23.35 $21.14
Net investment income
1
............. 0.26 0.43 0.33 0.23 0.26 0.36
Net realized and unrealized gains (losses) 0.82 2.55 (5.11) 3.79 3.49 4.02
Total from investment operations ........ 1.08 2.98 (4.78) 4.02 3.75 4.38
Distributions to shareholders
From net investment income ......... 0.50 0.34 0.29 0.23 0.26 0.37
From net realized gains ............. — 0.50 1.13 1.17 0.48 1.80
Total distributions ................... 0.50 0.84 1.42 1.40 0.74 2.17
Net asset value, end of period .......... $25.50 $24.92 $22.78 $28.98 $26.36 $23.35
Total return
2
....................... 4.34% 13.17% (16.42)% 15.31% 16.24% 20.83%
Net assets, end of period (in $000’s) ..... $1,356,682 $1,371,707 $1,299,467 $1,652,892 $1,518,966 $1,523,009
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
.......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ............... 2.03% 1.82% 1.29% 0.80% 1.08% 1.56%
Total expenses excluding reimbursements
and waivers
4
....................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover
5
.................. 1% 7% 4% 4% 13% 8%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.62% for the period ended June 30, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, and 0.62% for the year ended December 31, 2019.
5
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
82
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of period ..... $25.47 $23.24 $29.54 $26.83 $23.76 $21.47
Net investment income
1
............. 0.30 0.50 0.40 0.32 0.33 0.43
Net realized and unrealized gains (losses) 0.84 2.60 (5.22) 3.86 3.54 4.09
Total from investment operations ........ 1.14 3.10 (4.82) 4.18 3.87 4.52
Distributions to shareholders
From net investment income ......... 0.53 0.37 0.35 0.30 0.32 0.43
From net realized gains ............. — 0.50 1.13 1.17 0.48 1.80
Total distributions ................... 0.53 0.87 1.48 1.47 0.80 2.23
Net asset value, end of period .......... $26.08 $25.47 $23.24 $29.54 $26.83 $23.76
Total return
2
....................... 4.49% 13.44% (16.22)% 15.64% 16.49% 21.17%
Net assets, end of period (in $000’s) ..... $952,662 $927,608 $845,463 $974,940 $657,906 $374,838
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
.......................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ............... 2.30% 2.07% 1.56% 1.10% 1.36% 1.80%
Total expenses excluding reimbursements
and waivers
4
....................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover
5
.................. 1% 7% 4% 4% 13% 8%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.62% for the period ended June 30, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, and 0.62% for the year ended December 31, 2019.
5
Not annualized.

www.impaxam.com
Semiannual Report
Notes to Financial Statements (Unaudited)
June 30, 2024
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2024 , Trust I offered eleven investment funds: Impax Large Cap Fund
(the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”), Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”),
Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global
Environmental Markets Fund”), Impax Global Social Leaders Fund (the "Global Social Leaders Fund"), Impax International
Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”),
Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation
Fund”).
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global
Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Social Leaders Fund, Global
Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund
each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable
Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor
Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that their investment adviser has determined have significant involvement in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers. The Funds will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than
5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.
The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

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Notes to Financial Statements (Unaudited), continued
June 30, 2024
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and
American depository receipts (ADRs).
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40%
of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services
& resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United
States, including those located in emerging markets.
The Global Social Leaders Fund’s investment objective is to seek long term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The Global Women's Leadership Fund's investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets in equity securities of companies that the Adviser has determined are “global women's leaders.” To identify these companies, the Adviser constructs an investment universe by (1)
ranking the companies comprising the MSCI World Index according to the Adviser's proprietary gender leadership score; (2)

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excluding companies ranking in the bottom 50% of the MSCI World Index based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's
Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United
States or doing a substantial amount of business outside the United States. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its assets in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade
(rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures)
that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

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Notes to Financial Statements (Unaudited), continued
June 30, 2024
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance.
Valuation of Investments  For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2024, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held  two securities fair valued at  $460,612, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $763,761, representing 0.14% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’

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fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities  Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies  Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments  Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2024:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,475,530,696 $ — $ — $ 1,475,530,696

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Notes to Financial Statements (Unaudited), continued
June 30, 2024
Level 1 Level 2 Level 3 Totals
Cash Equivalents 17,211,441 — — 17,211,441
Total $ 1,492,742,137 $ — $ — $ 1,492,742,137
Small Cap Fund
Common Stocks $ 642,901,768 $ — $ — $ 642,901,768
Cash Equivalents 18,252,160 — — 18,252,160
Total $ 661,153,928 $ — $ — $ 661,153,928
US Sustainable Economy Fund
Common Stocks $ 320,639,479 $ — $ — $ 320,639,479
Cash Equivalents 3,322,990 — — 3,322,990
Total $ 323,962,469 $ — $ — $ 323,962,469
Global Sustainable Infrastructure
Fund
Common Stocks $ 41,010,487 $ 49,288,919 $ — $ 90,299,406
Cash Equivalents 1,027,576 — — 1,027,576
Total $ 42,038,063 $ 49,288,919 $ — $ 91,326,982
Global Opportunities Fund
Common Stocks $ 78,732,749 $ 46,428,921 $ — $ 125,161,670
Cash Equivalents 2,128,477 — — 2,128,477
Total $ 80,861,226 $ 46,428,921 $ — $ 127,290,147
Global Environmental Markets
Fund
Common Stocks $ 1,567,889,990 $ 815,720,753 $ — $ 2,383,610,743
Preferred Stocks — 10,999,235 — 10,999,235
Cash Equivalents 23,651,181 — — 23,651,181
Total $ 1,591,541,171 $ 826,719,988 $ — $ 2,418,261,159
Global Social Leaders Fund
Common Stocks $ 911,878 $ 715,788 $ — $ 1,627,666
Preferred Stocks — 30,197 — 30,197
Cash Equivalents 103,679 — — 103,679
Total $ 1,015,557 $ 745,985 $ — $ 1,761,542
Global Women’s Leadership Fund
Common Stocks $ 543,055,001 $ 208,641,295 $ — $ 751,696,296
Cash Equivalents 7,654,126 — — 7,654,126
Total $ 550,709,127 $ 208,641,295 $ — $ 759,350,422
International Sustainable
Economy Fund
Common Stocks $ 8,600,782 $ 1,168,829,487 $ — $ 1,177,430,269
Preferred Stocks — 6,607,953 — 6,607,953
Cash Equivalents 4,916,612 — — 4,916,612
Total $ 13,517,394 $ 1,175,437,440 $ — $ 1,188,954,834
Core Bond Fund
Community Investment Notes $ — $ 240,923 $ 460,612 $ 701,535
Corporate Bonds — 263,926,929 — 263,926,929
Foreign Government and Agency
Securities — 26,014,645 — 26,014,645

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Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Investment Transactions  Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders  Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
Level 1 Level 2 Level 3 Totals
U.S. Government and Agency
Securities — 165,046,422 — 165,046,422
Asset-Backed Securities — 46,058,438 — 46,058,438
Mortgage-Backed Securities — 263,580,247 — 263,580,247
Municipal Bonds — 8,983,137 — 8,983,137
Supranational — 87,235,048 — 87,235,048
Certificates of Deposit — 498,892 — 498,892
Cash Equivalents 16,547,930 — — 16,547,930
Total $ 16,547,930 $ 861,584,681 $ 460,612 $ 878,593,223
High Yield Bond Fund
Common Stocks $ 1,288,748 $ — $ 44,114 $ 1,332,862
Preferred Stocks — — 38,171 38,171
Community Investment Notes — 240,923 681,476 922,399
Corporate Bonds — 482,537,609 — 482,537,609
Asset-Backed Securities — 3,007,437 — 3,007,437
Loans — 26,960,821 — 26,960,821
Certificates of Deposit — 998,892 — 998,892
Cash Equivalents 16,286,780 — — 16,286,780
Total $ 17,575,528 $ 513,745,682 $ 763,761 $ 532,084,971
Sustainable Allocation Fund
Management Investment
Companies $ 2,306,065,250 $ — $ — $ 2,306,065,250
Cash Equivalents 4,131,940 — — 4,131,940
Total $ 2,310,197,190 $ — $ — $ 2,310,197,190
See Schedules of Investments for additional detailed industry classifications.

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Notes to Financial Statements (Unaudited), continued
June 30, 2024
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that
Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Federal Income Taxes  Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S.Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Securities Lending  The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement)
with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in government money market funds. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At June 30,
2024 , non-cash collateral consisted of common stock, U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.
The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access

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to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.
A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.
As of June 30, 2024, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:
*
Non-cash collateral is not included in the financial statements.
For the Large Cap Fund, Small Cap Fund, US Sustainable Economy Fund, Global Sustainable Infrastructure Fund, Global
Opportunities Fund, Global Environmental Markets Fund, Global Social Leaders Fund and Global Women’s Leadership
Fund all of the securities on loan at June 30, 2024 are classified as Common Stocks in each Fund’s Schedule of Investments.
For the Core Bond Fund all of the securities on loan on June 30, 2024 are classified as Corporate Bonds and U.S. Treasury
Notes on the Fund's Schedule of Investments.
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
Fund
Market Value
of Securities
Loaned
Payable on
Collateral Due to
Broker
Non-Cash
Collateral Value *
Over (Under)
Collateralized
Large Cap Fund $ 6,382,194 $ — $ 6,714,083 $ 331,889
Small Cap Fund 12,321,991 22,134 14,793,142 2,493,285
US Sustainable Economy Fund 15,766,829 — 16,467,078 700,249
Global Sustainable Infrastructure Fund 3,342,618 501,636 2,923,959 82,977
Global Opportunities Fund 3,526,645 — 3,601,051 74,406
Global Environmental Markets Fund 12,839,817 — 13,102,421 262,604
Global Social Leaders Fund 45,874 — 46,812 938
Global Women’s Leadership Fund 21,266,906 — 21,716,275 449,369
Core Bond Fund 13,479,460 323,350 13,431,660 275,550
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.45%
*

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Notes to Financial Statements (Unaudited), continued
June 30, 2024
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
Effective November 15, 2022, the management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of $3 billion to $4 billion; and 0.55% for assets over $4 billion.
2
Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2025. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
3
The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
4
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
5
The Global Social Leaders Fund’s investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the
Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before
May 1, 2027.
6
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
7
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the period ended June 30, 2024, the Funds incurred the following advisory fees:
Fund Annual Rate
Global Sustainable Infrastructure Fund
3
0.58%
*
Global Opportunities Fund 0.80%
Global Environmental Markets Fund
4
0.74%
Global Social Leaders Fund
5
0.80%
Global Women’s Leadership Fund
6
0.52%
*
International Sustainable Economy Fund
7
0.45%
*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%
*
Fund Amount
Large Cap Fund $ 4,802,700
Small Cap Fund 2,541,465
US Sustainable Economy Fund 953,022
Global Sustainable Infrastructure Fund 300,151
Global Opportunities Fund 496,506

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June 30, 2024
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
1
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
2
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver was terminated on May 1, 2024.
3
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
4
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
5
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2027.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the period ended June 30, 2024, the dollar amounts of expense reimbursements were as follows:
Fund Amount
Global Environmental Markets Fund 9,100,926
Global Social Leaders Fund 6,489
Global Women’s Leadership Fund 2,053,641
International Sustainable Economy Fund 2,612,100
Core Bond Fund 1,731,658
High Yield Bond Fund 1,346,722
Sustainable Allocation Fund 574,897
Expense Caps by Class
Fund Investor Class Class A Institutional Class
US Sustainable Economy Fund
1,3
0.70% 0.70% 0.45%
Global Sustainable Infrastructure Fund
2,3
0.83% —% 0.58%
Global Opportunities Fund
4
1.23% —% 0.98%
Global Social Leaders Fund
5
1.23% —% 0.98%
Global Women’s Leadership Fund
3
0.77% —% 0.52%
International Sustainable Economy Fund
3
0.70% —% 0.45%
Sustainable Allocation Fund
3
0.30% —% 0.05%
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund $ 3,542 $ 52,112
Global Social Leaders Fund 1,856 97,926

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Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2024
In addition, the Adviser waived $264,820, $30,691 and $6,303 of its management fee from the US Sustainable Economy Fund,
Global Sustainable Infrastructure Fund and Global Social Leaders Fund, respectively.
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the
Global Environmental Markets Fund’s, Global Opportunities Fund’s and Global Social Leaders Fund's portfolios of securities.
The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2024 were as follows:
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 248,711,092 $ — $ 324,548,063 $ —
Small Cap Fund 138,825,864 — 152,480,891 —
US Sustainable Economy Fund 69,763,584 — 73,744,439 —
Global Sustainable Infrastructure Fund 10,375,441 — 11,381,846 —
Global Opportunities Fund 18,494,013 — 19,539,913 —
Global Environmental Markets Fund 318,093,614 — 456,497,904 —
Global Social Leaders Fund 358,606 — 278,129 —
Global Women’s Leadership Fund 362,845,944 — 468,012,784 —
International Sustainable Economy Fund 319,682,881 — 315,241,853 —
Core Bond Fund 204,685,673 328,416,797 208,526,897 320,320,703
High Yield Bond Fund 147,229,585 — 174,174,413 —
Sustainable Allocation Fund 26,098,070 — 76,000,000 —
1
Excluding short-term investments and U.S. Government Bonds

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June 30, 2024
For federal income tax purposes, the identified cost of investments owned at June 30, 2024 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2024 were as follows for the Funds:
At June 30, 2024 the Small Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global
Environmental Markets Fund, Global Social Leaders Fund, Global Women’s Leadership Fund and International Sustainable
Economy Fund had unrealized foreign currency gains (losses) of $(27); $(8,080); $(320); $(72,439); $(5); $(14,456); and
$(110,331), respectively.
Netting Agreements  During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of  June 30, 2024 , there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of  June 30, 2024 .
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At  June 30, 2024 , the Sustainable Allocation Fund held the following investments in affiliated Funds:
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 1,014,987,003 $ 521,500,727 $ 43,745,593 $ 477,755,134
Small Cap Fund 622,206,364 126,738,948 87,791,384 38,947,564
US Sustainable Economy Fund 214,034,487 117,572,061 7,644,079 109,927,982
Global Sustainable Infrastructure Fund 88,185,998 9,601,939 6,460,955 3,140,984
Global Opportunities Fund 98,340,410 33,584,041 4,634,304 28,949,737
Global Environmental Markets Fund 1,744,651,464 732,902,809 59,293,114 673,609,695
Global Social Leaders Fund 1,645,403 177,985 61,846 116,139
Global Women’s Leadership Fund 602,175,422 179,160,720 21,985,720 157,175,000
International Sustainable Economy Fund 992,153,508 237,084,785 40,283,459 196,801,326
Core Bond Fund 923,870,491 4,078,463 49,355,731 (45,277,268)
High Yield Bond Fund 547,738,682 4,906,565 20,560,276 (15,653,711)
Sustainable Allocation Fund 1,997,051,971 426,086,075 112,940,856 313,145,219
Fund
Shares
Held at
12/31/2023
Gross
Additions
Gross
Reductions
Shares
Held at
6/30/2024
Sustainable Allocation Fund
Large Cap Fund 67,987,617 270,389 2,115,486 66,142,520
Small Cap Fund 5,641,695 5,522 247,524 5,399,693
Global Sustainable Infrastructure Fund 6,401,468 76,944 — 6,478,412
Global Opportunities Fund 4,095,396 16,106 — 4,111,502
Global Environmental Markets Fund 2,656,703 14,093 — 2,670,796
Global Women's Leadership Fund 2,095,600 36,035 299,850 1,831,785
International Sustainable Economy Fund 11,559,969 189,786 1,362,513 10,387,242
Core Bond Fund 91,989,678 1,683,346 2,163,761 91,509,263
High Yield Fund 17,194,651 492,091 — 17,686,742

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Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2024
1
Includes realized capital gain distributions from an affiliated fund, if any.
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the period ended June 30, 2024.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At  June 30, 2024 , the Core Bond Fund held $120,647,743 or 13.72% of net assets and the High Yield Bond Fund held $384,001,588 or 72.22%
of net assets in securities exempt from registration under Rule 144A of the Act.
At June 30, 2024, the Core Bond Fund held $6,558,553 of illiquid securities, representing 0.75% of net assets and High
Yield Bond Fund held $2,451,206 of illiquid securities, representing 0.46% of net assets. The Fund will classify as “illiquid”
all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
Fund
Value at
12/31/2023
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
6/30/2024
Sustainable Allocation Fund
Large Cap Fund $ 902,875,554 $ 3,934,147 $ 1,012,126 $ 77,599,006 $ 956,420,833
Small Cap Fund 91,733,966 90,951 (606,436) 2,038,441 89,256,922
Global Sustainable Infrastructure
Fund 58,509,418 708,649 — (329,307) 58,888,761
Global Opportunities Fund 64,830,125 271,857 — 3,313,406 68,415,387
Global Environmental Markets
Fund 60,307,152 341,628 — 3,156,544 63,805,324
Global Women's Leadership Fund 66,891,544 1,193,856 61,279 2,082,417 60,229,096
International Sustainable
Economy Fund 115,830,889 2,015,527 2,493,341 3,349,521 109,689,279
Core Bond Fund 816,868,344 14,623,562 (4,343,782) (13,846,714) 794,300,402
High Yield Fund 103,167,907 2,918,896 — (1,027,562) 105,059,246
Total $ 2,281,014,899 $ 26,099,073 $ (1,383,472) $ 76,335,752 $ 2,306,065,250
Security Acquisition Date Range Cost Market Value
Core Bond Fund
Calvert Impact Capital, Inc., 3.000%, 3/14/2025 03/13/20-03/13/20 $ 1,000,000 $ 1,000,000
Capital Impact Partners, 2.300%, 10/15/2024 10/21/19-10/21/19 500,000 494,437
CEI Investments LLC, 4.000%, 10/31/2024 11/01/23-11/01/23 310,612 310,612

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June 30, 2024
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2024 and 2023 was as follows:
Security Acquisition Date Range Cost Market Value
Core Bond Fund (continued)
Envest Microfinance Cooperative, 5.460%, 10/24/2024 10/25/23-10/25/23 $ 150,000 $ 150,000
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 240,923
Local Initiatives Support Corp., 1.000%, 11/15/2025 11/23/20-11/23/20 1,000,000 905,696
Tesla Energy Operations, Inc., 4.700%, 5/29/2025 05/26/15-05/26/15 1,997,596 1,916,504
Walden Mutual Bank, 4.935%, 11/13/2024 11/10/23-11/10/23 500,000 498,892
WLB Asset VI Pte. Ltd., 7.250%, 12/21/2027 12/08/23-12/08/23 1,000,000 1,041,489
High Yield Bond Fund
CEI Investments LLC, 4.000%, 9/30/2024 10/01/23-10/01/23 531,476 531,476
Digicel Holdings Bermuda Ltd. 01/29/24-01/29/24 25,102 38,171
Digicel Holdings Bermuda Ltd. 01/29/24-01/29/24 44,161 44,114
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 240,923
Envest Microfinance Cooperative, 5.460%, 10/24/2024 10/25/23-10/25/23 150,000 150,000
Ligado Networks LLC, 15.500%, 12/31/2049 05/04/23-05/04/23 3,052,686 447,630
Shared Interest, Inc., 0.550%, 9/30/2024 09/30/21-09/30/21 500,000 500,000
Walden Mutual Bank, 4.935%, 11/13/2024 11/10/23-11/10/23 500,000 498,892
Distributions paid in 2024 Distributions paid in 2023
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 6,078,322 $ — $ — $ 15,248,262 $ — $ 47,662,715
Small Cap Fund 578,490 — — — — —
US Sustainable Economy Fund 3,161,421 — — 1,401,814 — 14,927,635
Global Sustainable Infrastructure Fund 1,097,714 — — 2,707,793 — —
Global Opportunities Fund 496,195 — — 393,908 — —
Global Environmental Markets Fund 12,785,997 — — 18,563,092 — —
Global Social Leaders Fund 9,803 — — — — —
Global Women’s Leadership Fund 15,112,452 — — 14,521,163 — —
International Sustainable Economy Fund 22,009,346 — — 26,277,053 — —
Core Bond Fund 16,105,525 — — 26,991,739 — —
High Yield Bond Fund 15,151,554 — — 33,379,601 — —
Sustainable Allocation Fund 45,491,789 — — 33,944,169 — 43,188,737

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Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2024
As of  June 30, 2024 , for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
The Global Sustainable Infrastructure Fund incurred late-year ordinary losses of $94,381. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2024 .
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2020 through 2023). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period  ended June 30, 2024 , no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Subsequent Events
The Registrant has evaluated all subsequent events for potential recognition or disclosure in these financial statements through  August 22, 2024, the date the financial statements were available to be issued. No subsequent events were identified.
No Expiration
Fund Short-term Long-term
Small Cap Fund $ – $ 6,371,214
Global Sustainable Infrastructure Fund 1,880,743 8,106,317
Global Opportunities Fund 1,833,875 491,099
Global Environmental Markets Fund 29,075,432 –
Global Women’s Leadership Fund 24,966,572 –
International Sustainable Economy Fund 9,744,242 20,087,826
Core Bond Fund 38,517,951 27,122,430
High Yield Bond Fund 32,791,646 80,923,710
NOTE D—Tax Information

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Semiannual Report
June 30, 2024
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.
Tailored Shareholder Reports (Unaudited)
The SEC has adopted rule and form amendments to require open-end mutual funds transmit concise and visually engaging annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in funds’ shareholder reports but, instead, will need to be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

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Semiannual Report
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
              This information is disclosed as part of the financial statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review Process .  The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the Trustees of
Impax Funds Series Trust I and Impax Funds Series Trust III (each a “Trust” and together, the “Trusts” and each series thereof, a “Fund”) request and evaluate, and that Impax Asset Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the Trusts’ management contracts
(“Management Contracts”). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset
Management Ltd. (the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met
in March, May and June of 2024 for the purpose of considering the Management Contracts and the Subadvisory Contract
(the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and the
Subadviser.
During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and the
Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the
Management Contracts and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund; however, they also took into account the common interests of all the Funds in their review.
Nature, Extent, and Quality of Services. In considering the Management Contracts and the Subadvisory Contract, the
Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the Adviser and, with respect to Impax Global Opportunities Fund, Impax Global Social Leaders Fund and Impax
Global Environmental Markets Fund, the Subadviser. They considered the terms of the relevant Management Contract and

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Semiannual Report
the Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:
● the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;
● the investment program used by the Adviser and the Subadviser to manage the Funds;
● possible conflicts of interest and fall-out benefits;
● brokerage practices;
● the compliance functions of the Adviser and the Subadviser; and
● financial results, assets under management, and other information relating to the financial resources of the Adviser.
In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the Funds by the Adviser. They took into account information concerning the investment philosophies and processes used by the Adviser and the Subadviser in managing the Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Adviser and the Subadviser, including research services acquired with “soft dollars” available to the Adviser and the Subadviser as a result of securities transactions effected for Impax Large Cap Fund and Impax Small Cap Fund.
The Trustees considered, among other matters, that the Adviser provides the Trusts with office space and personnel, and provides oversight and coordination of the services provided by the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. The Trustees also considered recent changes in the scope of services overseen by the Adviser, including certain tax and accounting services, which previously had been voluntarily provided directly by the Adviser. They took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the
Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each of Impax Global Opportunities Fund, Impax Global Social Leaders Fund and Impax Global Environmental Markets
Fund by the Subadviser, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent, and quality of the services provided by the Adviser and the Subadviser were sufficient to warrant approval of the Management Contracts and the Subadvisory Contract.
Fund Performance . In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December
31, 2023. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Fund.
1
Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, each
Fund adheres to the Impax Funds’ fossil fuel policy, under which each Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution
(unless the Adviser determines that the company has credible plans for climate risk mitigation aligned with the transition to net zero).

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The Independent Trustees considered factors significantly affecting Fund performance. The Independent Trustees considered that each Fund has a fossil fuel policy,
1
which generally limits investments by the Funds in fossil fuel companies, and that the domestic energy sector had significantly outperformed the broader U.S. market in 2022. The Independent Trustees considered information regarding the impact on each Fund’s performance of an underweight to fossil fuel companies relative to its benchmark. In addition, for the equity Funds, the Independent Trustees considered information regarding market concentration in the “magnificent 7” stocks and the impact on each Fund’s performance of an underweight to such stocks.
In considering the total return performance information of each Fund, as compared to other mutual funds in its Broadridge peer group:
Impax Sustainable Allocation Fund
The Independent Trustees considered that the Sustainable Allocation Fund had underperformed its peer group for the one-, three- and ten-year periods and performed in line with its peer group for the five-year period.
Impax Small Cap Fund
The Independent Trustees considered that the Small Cap Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods.
Impax International Sustainable Economy Fund
The Independent Trustees considered that the International Sustainable Economy Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods. The Independent Trustees also noted that because the Fund’s name and strategy changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Core Bond Fund
The Independent Trustees considered that the Core Bond Fund had outperformed its peer group for the one- and three-year periods and performed in line with its peer group for the five-year period.
Impax Large Cap Fund
The Independent Trustees considered that the Large Cap Fund had outperformed its peer group for the five-year period, but underperformed its peer group for the one- and three-year periods.
Impax Global Environmental Markets Fund
The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its peer group for the one-, three-, and ten-year periods, but underperformed its peer group for the five-year period.
Impax Ellevate Global Women’s Leadership Fund
The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one-, three-, and five-year periods. The Independent Trustees also noted that the Fund’s strategy had changed on March 28,
2024.
Impax High Yield Bond Fund
The Independent Trustees considered that the High Yield Bond Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five-, and ten-year periods.
Impax Global Opportunities Fund
The Independent Trustees considered that the Global Opportunities Fund had outperformed its peer group for the three-year period, underperformed its peer group for the one-year period, and performed in-line with its peer group for the five-year period.
Impax US Sustainable Economy Fund

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The Independent Trustees considered that the US Sustainable Economy Fund had underperformed its peer group for the one-year period. The Independent Trustees noted that because the name and strategy of the US Sustainable Economy Fund had changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Global Sustainable Infrastructure Fund
The Independent Trustees considered that the Global Sustainable Infrastructure Fund had outperformed its peer group for the one-year period. The Independent Trustees also noted that because the name and strategy of the Global Sustainable
Infrastructure Fund had changed on March 31, 2021 and December 15, 2023, the Fund’s performance for periods prior to
December 15, 2023 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Global Social Leaders Fund
The Independent Trustees considered that the Global Social Leaders Fund commenced investment operations on November
30, 2023 and had less than a full calendar year of performance information.
The Independent Trustees considered that each Fund’s performance was generally consistent with the Adviser’s expectations in light of the Fund’s investment strategy and market conditions. For Funds that had underperformed their peer group over longer periods, the Independent Trustees considered the steps taken and proposed to be taken by the Adviser to improve
Fund performance, including (i) the 2021 changes to the name and principal investment strategies of the US Sustainable
Economy, the Global Sustainable Infrastructure and the International Sustainable Economy Funds, (ii) the addition of resources to the Adviser’s fixed income team, and the Adviser’s plan to continue to invest in that team, and (iii) the 2024 changes to the principal investment strategy of the Global Women’s Leadership Fund.
In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Fund including performance relative to one or more selected securities indices or other benchmarks.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the relevant performance record and process in managing each
Fund were sufficient to support approval of the Management Contracts and the Subadvisory Contract.
Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each
Fund to the Adviser, and the subadvisory fees paid to the Subadviser by the Adviser with respect to the Global Opportunities,
Global Social Leaders and Global Environmental Markets Funds, as well as each Fund’s distribution and service (Rule 12b-1)
fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than the Global Opportunities Fund, the
Large Cap
Fund, the Global Social Leaders Fund and the Global Environmental Markets Fund, were below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all Funds other than the Large
Cap Fund, Global Environmental Markets Fund and US Sustainable Economy Fund (for which advisory fees were slightly above the median) (after giving effect to the expense reimbursements described below, where applicable) were at or below the median combined management and administrative fees of their peer groups.
In connection with their review, the Trustees considered the Adviser’s agreement to reimburse each of the Global Social
Leaders Fund and Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor
Class shares before May 1, 2027 (with respect to Global Social Leaders Fund) and May 1, 2025 (with respect to Global
Opportunities Fund). The Independent Trustees considered the Adviser’s agreement to waive a portion of its management

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fee for the US Sustainable Economy Fund. The Independent Trustees also noted that, under the Management Contracts with respect to the US Sustainable Economy, the Global Sustainable Infrastructure, the Global Women’s Leadership, the
International Sustainable Economy and the Sustainable Allocation Funds, the Adviser was obligated to pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule
12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The Trustees considered the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Funds, and the extent to which the services provided by the Adviser to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Funds.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services provided.
Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability to the Adviser and the Subadviser of their relationships with the Funds, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser and the Subadviser, and the estimated profitability to each of the Adviser and the Subadviser, for the years ended December 31, 2023 and September 30, 2023, respectively, of its advisory and subadvisory relationship with each applicable Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that the level of profitability of each of the Adviser and the Subadviser from its relationship with the relevant Funds was not excessive.
Possible Fall-Out Benefits. The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the respective Funds, including reputational and other “fall out” benefits.
During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research purchased with credits generated in connection with trades executed for the Large Cap and Small Cap Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds.
The Trustees considered the receipt of these benefits in light of the Adviser’s profitability, and concluded that such benefits were not excessive.
Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Adviser and the Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds.
They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the
Funds, and not only in respect of a single Fund. The Independent Trustees also noted that the Adviser agreed to waive a portion of its management fee for the US Sustainable Economy Fund. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser and the Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

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Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the
Management Contracts with respect to each Fund and the continuation of the Subadvisory Contract for the applicable Funds, was in the best interests of the Funds and that the Management Contracts and the Subadvisory Contract should be approved.

Account Options and Services
June 30, 2024

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Semiannual Report
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Education Savings Account & Uniform Gift to Minors
Account (UGMA) These plans provide excellent ways to
save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Utilizing a unique ID number
and PIN, you can access your Impax account balances
or histories; purchase or redeem fund shares; or make
exchanges between different Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This semi-annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 8/24 .

30 Penhallow Street, Suite 1 00
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.                               Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16.                               Controls and Procedures.

(a)                                  It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.         Disclosure of Securities Lending Activities for Closed-End Management Companies

                Not applicable.

Item 18.                               Recovery of Erroneously Awarded Compensation.

Not applicable. Item 19.                               Exhibits.

(a)	(1)	The Registrant’s code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 of Form N-CSR is filed with the Registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Not applicable.
	(4)	Not applicable.

(b)                                 Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Impax Funds Series Trust I

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President

Date	8/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President (Principal Executive Officer)

Date	8/27/2024

By (Signature and Title)	/s/ Daniel Saltus
Daniel Saltus, Treasurer (Principal Financial Officer)

Date	8/27/2024